UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2016

Item 1.

Reports to Stockholders

Fidelity® High Income Fund Semi-Annual Report October 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Valeant Pharmaceuticals International, Inc.	2.4	1.9
Laureate Education, Inc.	2.3	2.6
Community Health Systems, Inc.	2.0	2.3
Tenet Healthcare Corp.	1.7	2.3
Chesapeake Energy Corp.	1.5	0.9
	9.9

Top Five Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	12.9	12.6
Energy	11.5	8.2
Telecommunications	8.4	10.1
Banks & Thrifts	6.8	6.8
Services	5.9	6.6

Quality Diversification (% of fund's net assets)

As of October 31, 2016
BBB	0.9%
BB	32.3%
B	40.7%
CCC,CC,C	16.9%
Not Rated	0.7%
Equities	0.8%
Short-Term Investments and Net Other Assets	7.7%

As of April 30, 2016
BBB	1.1%
BB	31.4%
B	42.2%
CCC,CC,C	17.1%
Not Rated	0.9%
Equities	0.9%
Short-Term Investments and Net Other Assets	6.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2016*
Nonconvertible Bonds	77.4%
Convertible Bonds, Preferred Stocks	0.6%
Common Stocks	0.2%
Bank Loan Obligations	8.9%
Other Investments	5.2%
Short-Term Investments and Net Other Assets (Liabilities)	7.7%

 * Foreign investments - 21.7%

As of April 30, 2016 *
Nonconvertible Bonds	79.7%
Convertible Bonds, Preferred Stocks	0.6%
Common Stocks	0.3%
Bank Loan Obligations	7.8%
Other Investments	5.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

 * Foreign investments - 22.3%

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 77.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (a)	$1,126	$726
Nonconvertible Bonds - 77.4%
Aerospace - 0.2%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)	4,755	5,002
Orbital ATK, Inc. 5.5% 10/1/23	4,310	4,482
		9,484
Air Transportation - 0.2%
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	2,734	2,822
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,335
XPO Logistics, Inc. 6.125% 9/1/23 (b)	4,030	4,146
		8,303
Automotive & Auto Parts - 0.5%
Allison Transmission, Inc. 5% 10/1/24 (b)	6,465	6,594
American Tire Distributors, Inc. 10.25% 3/1/22 (b)	4,145	3,811
Penske Automotive Group, Inc. 5.5% 5/15/26	4,275	4,243
Tenneco, Inc. 5% 7/15/26	3,735	3,754
The Goodyear Tire & Rubber Co. 5% 5/31/26	6,400	6,456
		24,858
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
4.25% 4/15/21	12,440	12,564
5.75% 11/20/25	17,105	17,511
Royal Bank of Scotland Group PLC 5.125% 5/28/24	22,935	22,714
		52,789
Broadcasting - 0.7%
CBS Radio, Inc. 7.25% 11/1/24 (b)	3,410	3,542
Clear Channel Communications, Inc.:
5.5% 12/15/16	7,460	7,348
10% 1/15/18	8,795	6,244
Gray Television, Inc. 5.875% 7/15/26 (b)	2,530	2,517
iHeartCommunications, Inc.:
9% 9/15/22	4,320	3,067
10.625% 3/15/23	6,665	4,807
Sirius XM Radio, Inc. 5.375% 7/15/26 (b)	5,050	5,129
		32,654
Building Materials - 0.9%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)	4,140	4,181
Building Materials Corp. of America 6% 10/15/25 (b)	6,360	6,789
CEMEX Finance LLC 6% 4/1/24 (b)	4,395	4,549
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	4,155	4,706
Herc Rentals, Inc.:
7.5% 6/1/22 (b)	2,140	2,140
7.75% 6/1/24 (b)	2,140	2,151
Standard Industries, Inc. 5.5% 2/15/23 (b)	6,160	6,406
U.S. Concrete, Inc. 6.375% 6/1/24	2,470	2,569
USG Corp.:
5.5% 3/1/25 (b)	2,150	2,290
5.875% 11/1/21 (b)	3,875	4,059
		39,840
Cable/Satellite TV - 4.5%
Altice SA 7.75% 5/15/22 (b)	58,900	61,514
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	12,165	12,445
5.5% 5/15/26 (b)	17,910	18,268
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	4,795	4,963
5.125% 5/1/23 (b)	1,000	1,033
5.5% 5/1/26 (b)	14,635	14,992
5.75% 9/1/23	7,160	7,554
5.875% 4/1/24 (b)	12,305	13,013
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	4,955	4,881
5.125% 12/15/21 (b)	4,795	4,663
CSC Holdings, Inc. 5.5% 4/15/27 (b)	11,570	11,736
DISH DBS Corp.:
5% 3/15/23	5,810	5,723
5.875% 7/15/22	3,210	3,314
6.75% 6/1/21	5,543	5,955
7.75% 7/1/26	2,150	2,361
Virgin Media Finance PLC 4.875% 2/15/22	5,635	4,848
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	5,000	5,044
VTR Finance BV 6.875% 1/15/24 (b)	6,835	7,151
Ziggo Bond Finance BV 6% 1/15/27 (b)	4,310	4,232
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	12,905	12,744
		206,434
Capital Goods - 1.6%
AECOM Technology Corp. 5.75% 10/15/22	3,225	3,385
Amsted Industries, Inc. 5% 3/15/22 (b)	3,440	3,449
Belden, Inc. 5.25% 7/15/24 (b)	8,579	8,643
CNH Industrial NV 4.5% 8/15/23	4,300	4,322
General Cable Corp. 5.75% 10/1/22 (c)	36,550	34,540
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	18,020	10,767
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (b)	3,270	2,780
SPX Flow, Inc.:
5.625% 8/15/24 (b)	2,150	2,180
5.875% 8/15/26 (b)	2,150	2,182
		72,248
Chemicals - 2.6%
A. Schulman, Inc. 6.875% 6/1/23 (b)	9,175	9,336
Axalta Coating Systems 4.875% 8/15/24 (b)	6,450	6,547
Blue Cube Spinco, Inc.:
9.75% 10/15/23	5,980	7,027
10% 10/15/25	11,615	13,938
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	9,210	8,243
Momentive Performance Materials, Inc. 3.88% 10/24/21	22,866	20,351
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)	19,122	0
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (b)	2,440	2,574
Tronox Finance LLC 6.375% 8/15/20	45,120	40,495
Valvoline Finco Two LLC 5.5% 7/15/24 (b)	1,890	1,994
Versum Materials, Inc. 5.5% 9/30/24 (b)	2,685	2,745
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	4,485	4,777
5.625% 10/1/24 (b)	1,800	1,949
		119,976
Consumer Products - 0.3%
Tempur Sealy International, Inc.:
5.5% 6/15/26	6,420	6,613
5.625% 10/15/23	4,315	4,466
Wolverine World Wide, Inc. 5% 9/1/26 (b)	4,295	4,295
		15,374
Containers - 2.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.067% 5/15/21 (b)(c)	11,510	11,740
4.625% 5/15/23 (b)	21,095	21,306
7% 11/15/20 (b)	2,189	2,255
7.25% 5/15/24 (b)	1,225	1,292
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	18,500	18,685
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,975	2,024
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (b)	2,155	2,115
Graphic Packaging International, Inc. 4.125% 8/15/24	6,175	6,144
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	6,190	6,476
5.375% 1/15/25 (b)	4,130	4,254
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)	8,975	9,213
5.75% 10/15/20	9,525	9,775
Sealed Air Corp. 5.25% 4/1/23 (b)	6,590	6,920
		102,199
Diversified Financial Services - 4.6%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)	4,265	4,195
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	12,355	12,592
4.5% 5/15/21	5,395	5,608
Aircastle Ltd.:
4.625% 12/15/18	1,810	1,887
5% 4/1/23	2,640	2,732
5.125% 3/15/21	12,830	13,616
5.5% 2/15/22	3,085	3,309
6.25% 12/1/19	5,815	6,331
7.625% 4/15/20	4,630	5,267
CIT Group, Inc.:
5% 8/15/22	5,515	5,880
5.375% 5/15/20	11,850	12,665
FLY Leasing Ltd.:
6.375% 10/15/21	15,728	16,082
6.75% 12/15/20	4,320	4,504
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	14,035	13,946
6% 8/1/20	3,610	3,547
ILFC E-Capital Trust I 4% 12/21/65 (b)(c)	7,105	5,666
ILFC E-Capital Trust II 4.25% 12/21/65 (b)(c)	9,720	7,898
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	4,115	4,115
International Lease Finance Corp.:
4.625% 4/15/21	6,665	6,957
5.875% 8/15/22	4,115	4,532
8.25% 12/15/20	2,000	2,380
8.625% 1/15/22	7,715	9,461
MSCI, Inc.:
4.75% 8/1/26 (b)	4,890	4,927
5.75% 8/15/25 (b)	3,285	3,492
Navient Corp.:
5% 10/26/20	2,165	2,138
6.625% 7/26/21	3,750	3,751
SLM Corp.:
4.875% 6/17/19	15,065	15,197
5.5% 1/25/23	2,320	2,105
6.125% 3/25/24	3,990	3,651
7.25% 1/25/22	5,390	5,444
8% 3/25/20	12,692	13,771
Springleaf Financial Corp. 8.25% 12/15/20	4,990	5,414
		213,060
Diversified Media - 1.9%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	11,160	11,216
7.625% 3/15/20	15,605	14,747
7.625% 3/15/20	2,350	2,274
Lamar Media Corp. 5.75% 2/1/26	2,825	3,025
MDC Partners, Inc. 6.5% 5/1/24 (b)	33,286	28,376
National CineMedia LLC 5.75% 8/15/26 (b)	4,295	4,424
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	21,950	22,389
		86,451
Energy - 11.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	3,800	4,000
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)	2,000	2,015
Antero Resources Corp.:
5.125% 12/1/22	2,440	2,458
5.625% 6/1/23 (Reg. S)	3,960	4,039
Antero Resources Finance Corp. 5.375% 11/1/21	5,955	6,044
Baytex Energy Corp.:
5.125% 6/1/21 (b)	3,070	2,586
5.625% 6/1/24 (b)	3,655	2,942
Callon Petroleum Co. 6.125% 10/1/24 (b)	1,865	1,921
Chesapeake Energy Corp.:
4.875% 4/15/22	24,342	20,691
5.375% 6/15/21	14,960	13,015
5.75% 3/15/23	3,500	3,028
6.125% 2/15/21	7,470	6,835
8% 12/15/22 (b)	12,185	12,360
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	26,495	27,091
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	4,755	4,541
Concho Resources, Inc. 5.5% 4/1/23	350	358
Continental Resources, Inc.:
4.5% 4/15/23	4,270	4,067
5% 9/15/22	18,525	18,155
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	2,070	2,096
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	9,618	8,897
Denbury Resources, Inc.:
4.625% 7/15/23	7,530	5,478
5.5% 5/1/22	7,840	6,194
Ensco PLC:
4.5% 10/1/24	4,355	3,484
4.7% 3/15/21	1,290	1,191
5.2% 3/15/25	2,345	1,908
5.75% 10/1/44	6,460	4,312
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,210	823
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,915	2,747
Gulfmark Offshore, Inc. 6.375% 3/15/22	2,373	1,163
Halcon Resources Corp. 8.625% 2/1/20 (b)	4,330	4,417
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	9,745	9,501
5.75% 10/1/25 (b)	5,380	5,393
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	3,230	3,359
Hornbeck Offshore Services, Inc.:
5% 3/1/21	250	149
5.875% 4/1/20	505	326
LINN Energy LLC/LINN Energy Finance Corp. 6.25% 11/1/19 (c)(d)	4,385	1,458
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	3,230	3,198
7.5% 11/1/23 (b)	4,705	4,717
Noble Holding International Ltd.:
4.625% 3/1/21	6,465	5,459
5.25% 3/15/42	3,445	1,946
6.05% 3/1/41	860	502
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,745	3,829
NRG Yield Operating LLC 5% 9/15/26 (b)	4,295	4,166
Pacific Drilling SA 5.375% 6/1/20 (b)	1,700	485
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)	925	971
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)	14,775	13,667
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	820	795
PDC Energy, Inc. 6.125% 9/15/24 (b)	1,625	1,690
Plains Exploration & Production Co.:
6.75% 2/1/22	3,540	3,620
6.875% 2/15/23	4,275	4,435
Range Resources Corp. 5% 3/15/23 (b)	2,140	2,070
Rice Energy, Inc.:
6.25% 5/1/22	2,305	2,345
7.25% 5/1/23	1,700	1,802
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	4,315	4,121
5.625% 11/15/23	4,380	4,205
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)	4,695	4,941
5.625% 4/15/23 (c)	13,985	14,859
5.625% 3/1/25	6,295	6,661
5.75% 5/15/24	8,500	8,989
6.25% 3/15/22	14,170	15,516
SM Energy Co.:
5% 1/15/24	7,235	6,729
5.625% 6/1/25	6,395	6,091
6.125% 11/15/22	12,935	13,000
6.5% 11/15/21	3,615	3,669
6.5% 1/1/23	9,245	9,199
6.75% 9/15/26	2,055	2,106
Southwestern Energy Co.:
4.1% 3/15/22	10,600	9,487
5.8% 1/23/20 (c)	13,300	13,234
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	2,625	2,527
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21	8,740	8,959
6.375% 4/1/23	9,220	9,427
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,115	5,748
5.125% 2/1/25 (b)	2,610	2,603
5.25% 5/1/23	2,920	2,898
5.375% 2/1/27 (b)	2,610	2,610
6.375% 8/1/22	2,365	2,436
6.75% 3/15/24	1,230	1,316
Teine Energy Ltd. 6.875% 9/30/22 (b)	410	417
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	4,105	4,223
6.125% 10/15/21	7,935	8,302
6.25% 10/15/22	5,645	5,984
Transocean, Inc. 9% 7/15/23 (b)	4,330	4,230
Weatherford International Ltd.:
4.5% 4/15/22	2,140	1,926
6.5% 8/1/36	4,305	3,401
7% 3/15/38	6,455	5,325
7.75% 6/15/21	6,230	6,292
8.25% 6/15/23	15,340	15,877
Weatherford International, Inc. 6.8% 6/15/37	9,910	7,928
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	2,305	2,409
Whiting Petroleum Corp.:
5% 3/15/19	4,070	3,867
5.75% 3/15/21	9,990	9,266
6.25% 4/1/23	2,535	2,339
WPX Energy, Inc.:
6% 1/15/22	6,383	6,367
7.5% 8/1/20	3,715	3,915
8.25% 8/1/23	4,575	4,941
		513,079
Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. 5.875% 11/15/26 (b)(e)	4,285	4,301
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	7,095	7,343
5.625% 2/15/24	2,800	2,912
5.875% 3/15/25	10,155	10,612
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)	5,750	3,087
		28,255
Environmental - 1.1%
Clean Harbors, Inc. 5.125% 6/1/21	2,420	2,477
Covanta Holding Corp.:
5.875% 3/1/24	8,520	8,403
6.375% 10/1/22	6,490	6,604
7.25% 12/1/20	4,832	4,959
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	18,820	18,867
Tervita Corp.:
8% 11/15/18 (b)	8,970	8,880
9.75% 11/1/19 (b)	10,805	621
10.875% 2/15/18 (b)	8,035	462
		51,273
Food & Drug Retail - 2.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)	9,565	9,442
6.625% 6/15/24 (b)	4,845	5,027
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)	33,335	21,001
9.25% 2/15/19 (b)	33,780	29,304
Performance Food Group, Inc. 5.5% 6/1/24 (b)	2,765	2,848
Rite Aid Corp. 7.7% 2/15/27	3,030	3,757
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	32,220	28,354
		99,733
Food/Beverage/Tobacco - 2.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	34,227	33,200
Cott Beverages, Inc.:
5.375% 7/1/22	370	376
6.75% 1/1/20	205	213
ESAL GmbH 6.25% 2/5/23 (b)	21,070	20,280
JBS Investments GmbH:
7.25% 4/3/24 (b)	9,250	9,343
7.75% 10/28/20 (b)	15,005	15,643
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	2,625	2,573
7.25% 6/1/21 (b)	14,640	15,006
7.25% 6/1/21 (b)	5,070	5,197
Minerva Luxembourg SA 6.5% 9/20/26 (b)	4,285	4,197
Post Holdings, Inc. 7.75% 3/15/24 (b)	3,655	4,040
U.S. Foods, Inc. 5.875% 6/15/24 (b)	4,305	4,477
Vector Group Ltd. 7.75% 2/15/21	2,900	3,038
		117,583
Gaming - 1.3%
Boyd Gaming Corp. 6.375% 4/1/26 (b)	2,050	2,194
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	8,685	9,228
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	1,850	1,966
MCE Finance Ltd. 5% 2/15/21 (b)	890	890
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (b)	6,120	6,013
MGM Mirage, Inc. 7.75% 3/15/22	2,230	2,581
Scientific Games Corp.:
6.625% 5/15/21	16,730	13,760
7% 1/1/22 (b)	5,015	5,334
10% 12/1/22	7,785	7,201
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	3,705	3,673
Wynn Macau Ltd. 5.25% 10/15/21 (b)	6,790	6,814
		59,654
Healthcare - 12.1%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	2,315	2,318
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	7,765	7,280
AmSurg Corp. 5.625% 7/15/22	5,345	5,452
Centene Corp. 4.75% 5/15/22	6,640	6,740
Community Health Systems, Inc.:
5.125% 8/1/21	25,895	24,147
6.875% 2/1/22	76,450	58,293
7.125% 7/15/20	6,425	5,188
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	4,410	4,542
DaVita HealthCare Partners, Inc.:
5% 5/1/25	7,445	7,184
5.125% 7/15/24	9,575	9,366
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (b)	1,795	1,849
Endo Finance LLC:
5.375% 1/15/23 (b)(c)	16,235	13,800
5.75% 1/15/22 (b)	1,505	1,355
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)	11,025	9,592
6.5% 2/1/25 (b)(c)	14,850	12,511
HCA Holdings, Inc.:
4.5% 2/15/27	4,300	4,246
5.25% 6/15/26	5,705	5,962
5.375% 2/1/25	4,215	4,302
5.875% 3/15/22	9,465	10,412
5.875% 5/1/23	12,595	13,363
5.875% 2/15/26	2,805	2,945
6.25% 2/15/21	7,735	8,344
7.5% 11/6/33	2,576	2,782
HealthSouth Corp. 5.75% 9/15/25	5,215	5,398
Horizon Pharma PLC 6.625% 5/1/23	11,287	10,652
Horizon Pharma, Inc. 8.75% 11/1/24 (b)	3,595	3,649
IMS Health, Inc. 5% 10/15/26 (b)	5,885	6,084
Kindred Healthcare, Inc.:
8% 1/15/20	24,440	24,684
8.75% 1/15/23	4,980	4,831
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	2,545	2,555
5.625% 10/15/23 (b)	5,615	5,278
5.75% 8/1/22 (b)	4,305	4,079
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,825	1,862
5.5% 5/1/24	3,770	3,883
6.375% 3/1/24	3,810	4,105
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	15,873	13,611
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	15,645	15,958
5.5% 2/1/21	16,370	17,066
Teleflex, Inc. 4.875% 6/1/26	5,655	5,796
Tenet Healthcare Corp.:
4.3503% 6/15/20 (c)	7,975	8,035
4.375% 10/1/21	23,865	23,746
4.5% 4/1/21	780	780
6% 10/1/20	2,530	2,665
8.125% 4/1/22	41,410	40,478
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	18,640	16,124
5.5% 3/1/23 (b)	7,920	6,217
5.625% 12/1/21 (b)	3,595	2,948
5.875% 5/15/23 (b)	25,905	20,400
6.125% 4/15/25 (b)	28,300	22,357
6.75% 8/15/21 (b)	20,648	17,861
7% 10/1/20 (b)	1,230	1,101
7.25% 7/15/22 (b)	21,360	18,583
7.5% 7/15/21 (b)	5,200	4,628
VPI Escrow Corp. 6.375% 10/15/20 (b)	28,440	24,530
		561,917
Homebuilders/Real Estate - 1.1%
Beazer Homes U.S.A., Inc. 8.75% 3/15/22 (b)	3,115	3,310
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	1,825	1,852
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)	2,426	2,420
6.5% 12/15/20 (b)	4,585	4,723
Kennedy-Wilson, Inc. 5.875% 4/1/24	4,295	4,343
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	4,130	4,342
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	2,325	2,290
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	11,417	11,845
TRI Pointe Homes, Inc. 5.875% 6/15/24	2,260	2,342
William Lyon Homes, Inc.:
5.75% 4/15/19	2,530	2,581
7% 8/15/22	3,905	4,061
8.5% 11/15/20	7,090	7,427
		51,536
Hotels - 0.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	13,885	13,746
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)	5,980	5,995
		19,741
Insurance - 0.6%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)	12,898	13,184
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(c)	15,545	15,156
		28,340
Leisure - 0.0%
24 Hour Holdings III LLC 8% 6/1/22 (b)	1,475	1,224
Metals/Mining - 2.0%
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)	1,510	1,593
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 12% 11/1/21	1,279	1,295
CONSOL Energy, Inc. 5.875% 4/15/22	5,125	4,737
Eldorado Gold Corp. 6.125% 12/15/20 (b)	3,800	3,838
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	5,775	5,530
7% 2/15/21 (b)	4,555	4,324
7.25% 5/15/22 (b)	1,975	1,869
Freeport-McMoRan, Inc.:
3.55% 3/1/22	11,010	10,102
3.875% 3/15/23	8,450	7,626
4.55% 11/14/24	20,585	18,887
5.4% 11/14/34	8,590	7,398
Novelis Corp.:
5.875% 9/30/26 (b)	4,300	4,354
6.25% 8/15/24 (b)	4,295	4,467
Peabody Energy Corp. 10% 3/15/22 (b)(d)	4,900	3,540
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	2,995	2,883
Teck Resources Ltd.:
8% 6/1/21 (b)	3,215	3,512
8.5% 6/1/24 (b)	5,220	6,042
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)	5,823	0
		91,997
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (b)	1,855	1,876
Louisiana-Pacific Corp. 4.875% 9/15/24 (b)	2,150	2,112
NewPage Corp. 11.375% 12/31/14 (d)	30,721	0
		3,988
Restaurants - 0.1%
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)	3,940	4,098
Services - 4.0%
Algeco Scotsman Global Finance PLC 8.5% 10/15/18 (b)	8,540	7,750
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	30,765	26,381
APX Group, Inc.:
6.375% 12/1/19	9,020	9,302
7.875% 12/1/22	12,845	13,519
8.75% 12/1/20	12,930	12,510
Aramark Services, Inc.:
4.75% 6/1/26 (b)	4,275	4,275
5.125% 1/15/24	3,160	3,310
5.125% 1/15/24 (b)	1,935	2,027
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.125% 6/1/22 (b)	6,440	6,311
Corrections Corp. of America 5% 10/15/22	2,110	1,904
Everi Payments, Inc. 10% 1/15/22	1,415	1,350
Garda World Security Corp. 7.25% 11/15/21 (b)	4,762	4,548
Hertz Corp. 6.25% 10/15/22	6,090	6,242
IHS Markit Ltd. 5% 11/1/22 (b)	1,360	1,438
Laureate Education, Inc. 10% 9/1/19 (b)(c)	77,014	71,223
The GEO Group, Inc. 6% 4/15/26	1,840	1,587
TMS International Corp. 7.625% 10/15/21 (b)	340	281
United Rentals North America, Inc.:
5.5% 5/15/27 (e)	3,270	3,254
5.875% 9/15/26	8,500	8,658
		185,870
Steel - 0.3%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)	2,650	2,879
Commercial Metals Co. 4.875% 5/15/23	4,120	4,079
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	5,295	5,341
		12,299
Super Retail - 1.4%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	20,610	21,563
Asbury Automotive Group, Inc. 6% 12/15/24	6,190	6,376
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (b)(c)	12,311	4,524
Claire's Stores, Inc.:
6.125% 3/15/20 (b)	6,325	3,099
9% 3/15/19 (b)	16,690	8,345
DBP Holding Corp. 7.75% 10/15/20 (b)	13,445	10,218
JC Penney Corp., Inc.:
6.375% 10/15/36	5,590	4,752
7.4% 4/1/37	2,963	2,711
Netflix, Inc. 4.375% 11/15/26 (b)	4,700	4,624
		66,212
Technology - 2.4%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	3,295	3,461
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	6,390	2,971
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (b)	8,555	9,165
5.875% 6/15/21 (b)	10,205	10,756
6.02% 6/15/26 (b)	2,731	2,976
7.125% 6/15/24 (b)	4,480	4,908
Lucent Technologies, Inc.:
6.45% 3/15/29	21,495	23,698
6.5% 1/15/28	1,190	1,267
Micron Technology, Inc.:
5.25% 1/15/24 (b)	13,155	12,826
5.5% 2/1/25	2,130	2,088
7.5% 9/15/23 (b)	7,550	8,333
Open Text Corp. 5.875% 6/1/26 (b)	4,285	4,564
Parametric Technology Corp. 6% 5/15/24	1,535	1,623
Qorvo, Inc. 6.75% 12/1/23	6,175	6,762
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	4,250	4,362
VeriSign, Inc. 4.625% 5/1/23	4,455	4,589
Western Digital Corp.:
7.375% 4/1/23 (b)	4,230	4,627
10.5% 4/1/24 (b)	3,460	3,996
		112,972
Telecommunications - 8.3%
Altice Financing SA:
6.5% 1/15/22 (b)	16,974	17,742
7.5% 5/15/26 (b)	11,220	11,557
Altice Finco SA:
7.625% 2/15/25 (b)	7,755	7,677
8.125% 1/15/24 (b)	25,430	26,066
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	8,812
Cincinnati Bell, Inc. 7% 7/15/24 (b)	4,310	4,515
Columbus International, Inc. 7.375% 3/30/21 (b)	27,500	29,425
CommScope Technologies Finance LLC 6% 6/15/25 (b)	1,620	1,701
Digicel Group Ltd. 6% 4/15/21 (b)	10,920	9,770
Frontier Communications Corp.:
8.875% 9/15/20	2,830	3,007
10.5% 9/15/22	4,315	4,488
11% 9/15/25	18,305	18,742
GCI, Inc. 6.875% 4/15/25	6,590	6,689
Inmarsat Finance PLC 4.875% 5/15/22 (b)	2,245	2,117
Intelsat Jackson Holdings SA:
5.5% 8/1/23	13,085	8,669
7.5% 4/1/21	2,385	1,753
8% 2/15/24 (b)	4,100	4,121
Intelsat Luxembourg SA 7.75% 6/1/21	6,385	2,075
Level 3 Financing, Inc.:
5.125% 5/1/23	13,140	13,271
5.25% 3/15/26 (b)	4,095	4,156
5.375% 1/15/24	10,640	10,853
Millicom International Cellular SA 4.75% 5/22/20 (b)	4,010	4,026
Neptune Finco Corp.:
6.625% 10/15/25 (b)	7,010	7,597
10.125% 1/15/23 (b)	4,595	5,181
10.875% 10/15/25 (b)	6,000	6,900
Sable International Finance Ltd. 6.875% 8/1/22 (b)	9,020	9,336
SFR Group SA:
6% 5/15/22 (b)	10,880	11,155
6.25% 5/15/24 (b)	4,450	4,447
7.375% 5/1/26 (b)	10,355	10,459
Sprint Capital Corp.:
6.875% 11/15/28	8,180	7,526
6.9% 5/1/19	8,964	9,435
Sprint Communications, Inc. 6% 11/15/22	18,465	17,207
Sprint Corp.:
7.125% 6/15/24	11,730	11,026
7.25% 9/15/21	15,875	16,252
7.875% 9/15/23	18,985	18,795
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,700	3,894
6% 4/15/24	8,240	8,765
6.125% 1/15/22	5,435	5,734
6.625% 4/1/23	16,025	17,029
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)	12,545	12,608
7.375% 4/23/21 (b)	2,025	2,081
		386,659
Transportation Ex Air/Rail - 1.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	10,505	7,931
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	28,180	14,654
8.125% 2/15/19	16,681	9,675
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	3,145	2,485
Teekay Corp. 8.5% 1/15/20	18,238	16,597
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)	9,100	1,729
		53,071
Utilities - 3.5%
Calpine Corp. 5.5% 2/1/24	2,040	1,989
Cortes NP Acquisition Corp. 9.25% 10/15/24 (b)	6,465	6,752
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	8,980	9,373
Dynegy, Inc.:
7.375% 11/1/22	20,975	20,228
7.625% 11/1/24	43,235	41,398
GenOn Energy, Inc. 9.875% 10/15/20	1,613	1,206
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	5,245	5,009
7% 6/15/23	15,805	15,094
InterGen NV 7% 6/30/23 (b)	24,935	21,132
NRG Energy, Inc.:
7.25% 5/15/26 (b)	1,000	984
7.875% 5/15/21	571	597
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	7,551	8,117
PPL Energy Supply LLC:
4.6% 12/15/21	5,165	4,232
6.5% 6/1/25	5,125	4,279
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)	13,140	12,483
The AES Corp.:
3.8421% 6/1/19 (c)	1,395	1,393
6% 5/15/26	8,415	8,667
		162,933

TOTAL NONCONVERTIBLE BONDS		3,596,104

TOTAL CORPORATE BONDS
(Cost $3,683,765)		3,596,830
	Shares	Value (000s)

Common Stocks - 0.2%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. (f)	103,457	3,250
Chassix Holdings, Inc. warrants 7/29/20 (f)	27,176	196

TOTAL AUTOMOTIVE & AUTO PARTS		3,446

Banks & Thrifts - 0.1%
CIT Group, Inc.	58,981	2,143
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	24
Healthcare - 0.0%
HealthSouth Corp. warrants 1/17/17 (f)	2,671	4
Metals/Mining - 0.0%
Warrior Met Coal LLC Class A (g)	3,015	778
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)(h)	609,310	762
TOTAL COMMON STOCKS
(Cost $21,197)		7,157

Convertible Preferred Stocks - 0.6%
Banks & Thrifts - 0.4%
Bank of America Corp. Series L 7.25% (f)	15,158	18,659
Energy - 0.2%
Chesapeake Energy Corp. Series A 5.75%	24,000	11,610
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $30,576)		30,269
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 8.9%
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.8214% 2/28/20 (c)	4,400	4,393
Tranche D, term loan 3.8316% 6/4/21 (c)	7,058	7,042

TOTAL AEROSPACE		11,435

Air Transportation - 0.1%
XPO Logistics, Inc. Tranche B2 1LN, term loan 4.25% 10/30/21 (c)	4,354	4,374
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	1,208	1,238
Broadcasting - 0.2%
CBS Radio, Inc. term loan 4.5% 10/17/23 (c)	10,835	10,889
Cable/Satellite TV - 0.3%
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (c)	2,109	2,113
Tranche F, term loan 3% 1/3/21 (c)	4,051	4,056
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (c)	8,605	8,582

TOTAL CABLE/SATELLITE TV		14,751

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)	5,672	5,685
SRAM LLC. Tranche B, term loan 4.0146% 4/10/20 (c)	4,235	4,129

TOTAL CAPITAL GOODS		9,814

Chemicals - 0.2%
MacDermid, Inc. term loan 5% 6/7/23 (c)	1,560	1,572
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)	1,817	1,827
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (c)	6,811	6,776

TOTAL CHEMICALS		10,175

Containers - 0.1%
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (c)	6,565	6,580
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (c)	3,223	3,216
Energy - 0.3%
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)	4,570	4,907
Energy Transfer Equity LP Tranche B, term loan 3.2924% 12/2/19 (c)	8,045	7,977
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)	6,568	3,649

TOTAL ENERGY		16,533

Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (c)	5,317	5,323
Environmental - 0.5%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)	21,558	21,564
Food & Drug Retail - 0.1%
Albertson's LLC Tranche B 4LN, term loan 4.5% 8/25/21 (c)	4,224	4,254
Food/Beverage/Tobacco - 0.1%
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (c)	4,380	4,427
Gaming - 0.6%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	26,286	26,242
Healthcare - 0.8%
Community Health Systems, Inc. Tranche H, term loan 4% 1/27/21 (c)	4,312	4,067
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (c)	7,847	7,759
Horizon Pharmaceuticals, Inc. term loan 5/7/21 (i)	805	806
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (c)	6,371	6,366
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (c)	11,695	11,412
Valeant Pharmaceuticals International, Inc. Tranche E, term loan 5.25% 8/5/20 (c)	5,445	5,423

TOTAL HEALTHCARE		35,833

Hotels - 0.1%
ESH Hospitality, Inc. Tranche B, term loan 8/30/23 (i)	4,300	4,322
Insurance - 0.4%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)	19,813	19,799
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (c)	710	715

TOTAL INSURANCE		20,514

Services - 1.9%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (c)	13,197	12,683
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 5.25% 10/19/23 (c)	8,470	8,483
ARAMARK Corp. Tranche F, term loan 3.3377% 2/24/21 (c)	6,231	6,262
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	12,594	12,419
Garda World Security Corp.:
term loan 4% 11/8/20 (c)	6,584	6,499
Tranche DD, term loan 4.0039% 11/8/20 (c)	1,823	1,799
Laureate Education, Inc. Tranche B, term loan 8.8679% 3/17/21 (c)	38,449	38,113

TOTAL SERVICES		86,258

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (c)	3,865	3,889
Super Retail - 0.9%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (c)	10,892	10,130
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (c)	21,055	16,025
PetSmart, Inc. term loan 4% 3/11/22 (c)	8,815	8,832
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)	5,941	5,811

TOTAL SUPER RETAIL		40,798

Technology - 0.5%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)	5,157	5,075
Generac Power Systems, Inc. Tranche B, term loan 3.5956% 5/31/20 (c)	4,189	4,192
Kronos, Inc. term loan 10/20/23 (i)	9,565	9,603
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (c)	3,066	3,056

TOTAL TECHNOLOGY		21,926

Telecommunications - 0.1%
Polycom, Inc. Tranche B, term loan 7.5% 9/27/23 (c)	4,380	4,265
Utilities - 1.0%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.09% 5/3/20 (c)	11,892	11,803
Cortes NP Acquisition Corp. Tranche B, term loan 9/30/23 (i)	6,565	6,524
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (c)	14,805	14,842
Tex Operations Co. LLC:
Tranche B, term loan 5% 8/4/23 (c)	8,896	8,974
Tranche C, term loan 5% 8/4/23 (c)	2,029	2,047

TOTAL UTILITIES		44,190

TOTAL BANK LOAN OBLIGATIONS
(Cost $413,190)		412,810

Preferred Securities - 5.2%
Banks & Thrifts - 5.2%
Bank of America Corp.:
6.1% (c)(j)	12,150	12,786
6.25% (c)(j)	6,240	6,598
Barclays Bank PLC 7.625% 11/21/22	18,275	21,020
Barclays PLC:
6.625% (c)(j)	21,820	20,207
8.25% (c)(j)	13,960	14,283
Citigroup, Inc.:
5.875% (c)(j)	41,035	41,904
6.3% (c)(j)	10,320	10,865
Credit Agricole SA:
6.625% (b)(c)(j)	8,755	8,576
7.875% (b)(c)(j)	11,570	11,821
8.125% (b)(c)(j)	4,165	4,509
Credit Suisse Group AG:
6.25% (b)(c)(j)	2,730	2,698
7.5% (b)(c)(j)	6,165	6,561
Deutsche Bank AG 7.5% (c)(j)	5,800	4,954
Goldman Sachs Group, Inc. 5.375% (c)(j)	4,385	4,519
JPMorgan Chase & Co.:
5.3% (c)(j)	9,520	9,915
6.125% (c)(j)	3,445	3,649
6.75% (c)(j)	4,255	4,795
Lloyds Banking Group PLC 7.5% (c)(j)	14,060	14,583
Royal Bank of Scotland Group PLC:
7.5% (c)(j)	16,570	15,312
8% (c)(j)	3,715	3,555
8.625% (c)(j)	6,045	6,075
Societe Generale:
6% (b)(c)(j)	925	864
8% (b)(c)(j)	10,780	10,953
TOTAL PREFERRED SECURITIES
(Cost $238,101)		241,002
	Shares	Value (000s)

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 0.41% (k)
(Cost $307,475)	307,461,977	307,554
TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $4,694,304)		4,595,622
NET OTHER ASSETS (LIABILITIES) - 1.1%		51,091
NET ASSETS - 100%		$4,646,713

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,778,718,000 or 38.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $778,000 or 0.0% of net assets.

 (h) Affiliated company

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Warrior Met Coal LLC Class A	4/11/14 - 7/8/14	$5,839

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$669
Total	$669

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$883	$--	$--	$--	$762
Total	$883	$--	$--	$--	$762

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,446	$--	$--	$3,446
Energy	12,388	--	11,610	778
Financials	20,802	20,802	--	--
Health Care	4	4	--	--
Materials	24	24	--	--
Telecommunication Services	762	762	--	--
Corporate Bonds	3,596,830	--	3,596,830	--
Bank Loan Obligations	412,810	--	411,572	1,238
Preferred Securities	241,002	--	241,002	--
Money Market Funds	307,554	307,554	--	--
Total Investments in Securities:	$4,595,622	$329,146	$4,261,014	$5,462

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.3%
Canada	4.0%
Luxembourg	4.0%
United Kingdom	3.1%
Ireland	2.6%
Netherlands	1.8%
Bermuda	1.4%
France	1.3%
Marshall Islands	1.2%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,375,483)	$4,287,306
Fidelity Central Funds (cost $307,475)	307,554
Other affiliated issuers (cost $11,346)	762
Total Investments (cost $4,694,304)		$4,595,622
Cash		6,627
Receivable for investments sold		17,466
Receivable for fund shares sold		2,968
Interest receivable		67,466
Distributions receivable from Fidelity Central Funds		116
Prepaid expenses		12
Other receivables		1
Total assets		4,690,278
Liabilities
Payable for investments purchased
Regular delivery	$25,080
Delayed delivery	7,555
Payable for fund shares redeemed	4,343
Distributions payable	3,735
Accrued management fee	2,200
Other affiliated payables	577
Other payables and accrued expenses	75
Total liabilities		43,565
Net Assets		$4,646,713
Net Assets consist of:
Paid in capital		$4,900,736
Undistributed net investment income		23,414
Accumulated undistributed net realized gain (loss) on investments		(178,755)
Net unrealized appreciation (depreciation) on investments		(98,682)
Net Assets, for 538,207 shares outstanding		$4,646,713
Net Asset Value, offering price and redemption price per share ($4,646,713 ÷ 538,207 shares)		$8.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2016 (Unaudited)
Investment Income
Dividends		$8,334
Interest		143,280
Income from Fidelity Central Funds		669
Total income		152,283
Expenses
Management fee	$12,997
Transfer agent fees	2,879
Accounting fees and expenses	579
Custodian fees and expenses	28
Independent trustees' fees and expenses	10
Registration fees	77
Audit	57
Legal	242
Miscellaneous	24
Total expenses before reductions	16,893
Expense reductions	(10)	16,883
Net investment income (loss)		135,400
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(35,131)
Fidelity Central Funds	33
Total net realized gain (loss)		(35,098)
Change in net unrealized appreciation (depreciation) on investment securities		205,245
Net gain (loss)		170,147
Net increase (decrease) in net assets resulting from operations		$305,547

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$135,400	$278,008
Net realized gain (loss)	(35,098)	(138,943)
Change in net unrealized appreciation (depreciation)	205,245	(299,412)
Net increase (decrease) in net assets resulting from operations	305,547	(160,347)
Distributions to shareholders from net investment income	(125,817)	(272,331)
Share transactions
Proceeds from sales of shares	480,928	818,801
Reinvestment of distributions	103,476	222,565
Cost of shares redeemed	(551,722)	(1,521,524)
Net increase (decrease) in net assets resulting from share transactions	32,682	(480,158)
Redemption fees	130	295
Total increase (decrease) in net assets	212,542	(912,541)
Net Assets
Beginning of period	4,434,171	5,346,712
End of period	$4,646,713	$4,434,171
Other Information
Undistributed net investment income end of period	$23,414	$13,831
Shares
Sold	57,031	98,618
Issued in reinvestment of distributions	12,153	26,703
Redeemed	(64,696)	(183,352)
Net increase (decrease)	4,488	(58,031)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity High Income Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.31	$9.04	$9.45	$9.59	$9.05	$9.23
Income from Investment Operations
Net investment income (loss)A	.248	.503	.495	.523	.551	.600
Net realized and unrealized gain (loss)	.302	(.741)	(.291)	(.091)	.538	(.185)
Total from investment operations	.550	(.238)	.204	.432	1.089	.415
Distributions from net investment income	(.230)	(.493)	(.486)	(.509)	(.504)	(.597)
Distributions from net realized gain	–	–	(.129)	(.064)	(.046)	–
Total distributions	(.230)	(.493)	(.615)	(.573)	(.550)	(.597)
Redemption fees added to paid in capitalA	–B	.001	.001	.001	.001	.002
Net asset value, end of period	$8.63	$8.31	$9.04	$9.45	$9.59	$9.05
Total ReturnC,D	6.69%	(2.47)%	2.29%	4.74%	12.44%	4.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.73%	.72%	.72%	.72%	.76%
Expenses net of fee waivers, if any	.72%G	.73%	.72%	.72%	.72%	.76%
Expenses net of all reductions	.72%G	.73%	.72%	.72%	.72%	.76%
Net investment income (loss)	5.79%G	6.00%	5.38%	5.58%	5.96%	6.79%
Supplemental Data
Net assets, end of period (in millions)	$4,647	$4,434	$5,347	$6,372	$6,678	$5,717
Portfolio turnover rateH	54%G	33%	37%	56%	44%	35%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, contingent interest, deferred trustees compensation, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$158,239
Gross unrealized depreciation	(240,619)
Net unrealized appreciation (depreciation) on securities	$(82,380)
Tax cost	$4,678,002

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(59,377)
Long-term	(82,024)
Total no expiration	$(141,401)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,164,189 and $1,200,875, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were less than five hundred dollars for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $16.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $8.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $13,206 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Actual	.72%	$1,000.00	$1,066.90	$3.75
Hypothetical-C		$1,000.00	$1,021.58	$3.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity High Income Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Broadridge peer group used by the Board for performance comparisons because the Total Mapped Group combines several Broadridge investment objective categories while the Broadridge peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Capital & Income Fund Semi-Annual Report October 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ally Financial, Inc.	3.5	3.6
T-Mobile U.S.A., Inc.	2.4	3.2
SFR Group SA	2.3	2.6
HCA Holdings, Inc.	1.9	2.1
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	1.9	1.5
	12.0

Top Five Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	13.4	14.8
Technology	10.4	10.1
Energy	9.7	6.0
Banks & Thrifts	9.6	9.7
Diversified Financial Services	6.9	8.9

Quality Diversification (% of fund's net assets)

As of October 31, 2016
AAA,AA,A	0.1%
BBB	4.6%
BB	28.6%
B	26.7%
CCC,CC,C	13.3%
Not Rated	3.5%
Equities	20.7%
Short-Term Investments and Net Other Assets	2.5%

As of April 30, 2016
AAA,AA,A	0.7%
BBB	5.5%
BB	30.9%
B	24.7%
CCC,CC,C	10.9%
Not Rated	4.7%
Equities	18.8%
Short-Term Investments and Net Other Assets	3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2016*
Nonconvertible Bonds	67.5%
Convertible Bonds, Preferred Stocks	0.1%
Common Stocks	20.6%
Bank Loan Obligations	3.2%
Other Investments	6.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

 * Foreign investments - 18.3%

As of April 30, 2016*
Nonconvertible Bonds	67.8%
Convertible Bonds, Preferred Stocks	0.3%
Common Stocks	18.5%
Bank Loan Obligations	3.6%
Other Investments	6.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 17.7%

Investments October 31, 2016

Showing Percentage of Net Assets

Corporate Bonds - 67.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Automotive & Auto Parts - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind	$2,426	$1,310
Nonconvertible Bonds - 67.5%
Aerospace - 0.6%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (a)	10,820	11,381
KLX, Inc. 5.875% 12/1/22 (a)	27,955	28,450
TransDigm, Inc. 6.375% 6/15/26 (a)	10,825	11,070
Triumph Group, Inc. 4.875% 4/1/21	9,715	8,986
		59,887
Air Transportation - 0.5%
Air Canada 5.375% 11/15/22 (a)	2,783	2,916
Allegiant Travel Co. 5.5% 7/15/19	3,350	3,480
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	1,458	1,547
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	8,205	9,354
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	4,247	4,252
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,623	1,717
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	9,709	11,469
Series 2012-2 Class B, 6.75% 12/3/22	3,060	3,320
Series 2013-1 Class B, 5.375% 5/15/23	4,184	4,320
XPO Logistics, Inc. 6.125% 9/1/23 (a)	8,900	9,156
		51,531
Automotive - 0.1%
International Automotive Components Group SA 9.125% 6/1/18 (a)	13,750	13,028
Automotive & Auto Parts - 0.8%
Allison Transmission, Inc. 5% 10/1/24 (a)	11,405	11,633
Dana Holding Corp. 6% 9/15/23	7,475	7,802
Exide Technologies 11% 4/30/20 pay-in-kind	2,330	1,790
General Motors Financial Co., Inc. 4.25% 5/15/23	5,620	5,834
IHO Verwaltungs GmbH:
4.125% 9/15/21 pay-in-kind (a)(b)	7,810	7,995
4.5% 9/15/23 pay-in-kind (a)(b)	5,340	5,407
4.75% 9/15/26 pay-in-kind (a)(b)	6,440	6,424
Lear Corp. 4.75% 1/15/23	12,337	12,800
LKQ Corp. 4.75% 5/15/23	2,190	2,247
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,501
Tenneco, Inc. 5% 7/15/26	8,345	8,387
		78,820
Banks & Thrifts - 3.7%
Ally Financial, Inc.:
4.125% 2/13/22	22,220	22,227
4.625% 3/30/25	37,190	37,841
5.125% 9/30/24	85,095	89,775
8% 11/1/31	179,366	214,323
General Motors Acceptance Corp. 8% 11/1/31	20,638	24,714
		388,880
Broadcasting - 0.9%
AMC Networks, Inc. 4.75% 12/15/22	5,930	6,049
CBS Radio, Inc. 7.25% 11/1/24 (a)	7,525	7,817
Clear Channel Communications, Inc.:
11.25% 3/1/21	11,170	8,461
14% 2/1/21 pay-in-kind (b)	11,904	4,464
iHeartCommunications, Inc. 10.625% 3/15/23	29,269	21,110
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	4,925	4,956
5.375% 4/15/25 (a)	12,000	12,239
5.375% 7/15/26 (a)	11,315	11,492
Tegna, Inc.:
4.875% 9/15/21 (a)	8,440	8,799
5.5% 9/15/24 (a)	8,440	8,651
		94,038
Building Materials - 0.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (a)	3,005	3,103
U.S. Concrete, Inc. 6.375% 6/1/24	5,535	5,756
		8,859
Cable/Satellite TV - 3.0%
Altice SA:
7.625% 2/15/25 (a)	30,480	31,699
7.75% 5/15/22 (a)	67,520	70,516
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	19,460	19,909
5.5% 5/15/26 (a)	11,375	11,603
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	30,665	31,738
5.125% 5/1/23 (a)	14,050	14,507
5.375% 5/1/25 (a)	14,050	14,436
5.5% 5/1/26 (a)	17,605	18,034
5.75% 9/1/23	9,495	10,017
5.75% 1/15/24	11,275	11,923
5.75% 2/15/26 (a)	20,340	21,192
Lynx II Corp. 6.375% 4/15/23 (a)	3,545	3,616
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	6,335	6,751
Virgin Media Finance PLC 4.875% 2/15/22	10,880	9,361
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (a)(b)	2,757	2,778
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,175	1,166
6% 1/15/27 (a)	11,435	11,228
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	22,875	22,589
		313,063
Capital Goods - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22	5,745	6,030
5.875% 10/15/24	4,925	5,202
		11,232
Chemicals - 1.8%
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (a)	7,250	8,120
Momentive Performance Materials, Inc.:
3.88% 10/24/21	85,120	75,757
4.69% 4/24/22	28,622	22,325
10% 10/15/20 (c)	28,622	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)	85,120	0
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	4,160	4,243
Platform Specialty Products Corp.:
6.5% 2/1/22 (a)	10,570	10,253
10.375% 5/1/21 (a)	3,490	3,769
TPC Group, Inc. 8.75% 12/15/20 (a)	14,165	11,722
Valvoline Finco Two LLC 5.5% 7/15/24 (a)	4,170	4,399
Versum Materials, Inc. 5.5% 9/30/24 (a)	5,910	6,043
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	33,275	35,438
5.625% 10/1/24 (a)	7,315	7,918
		189,987
Consumer Products - 0.6%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	7,330	7,422
Revlon Consumer Products Corp. 5.75% 2/15/21 (b)	37,745	38,122
Spectrum Brands Holdings, Inc. 5.75% 7/15/25	11,680	12,644
		58,188
Containers - 1.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	11,410	11,524
6% 6/30/21 (a)	7,260	7,442
6.25% 1/31/19 (a)	12,530	12,765
6.75% 1/31/21 (a)	12,465	12,839
7% 11/15/20 (a)	1,029	1,060
7.25% 5/15/24 (a)	20,265	21,380
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (a)	4,335	4,378
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,439
7.5% 12/15/96	12,871	13,145
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	22,890	23,498
6.875% 2/15/21 (b)	15,185	15,716
7% 7/15/24 (a)	6,635	7,091
8.25% 2/15/21 (b)	18,196	19,010
9.875% 8/15/19	564	578
Sealed Air Corp. 5.25% 4/1/23 (a)	5,010	5,261
		161,126
Diversified Financial Services - 6.3%
Adient Global Holdings Ltd. 4.875% 8/15/26 (a)	11,400	11,213
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	11,355	11,781
4.5% 5/15/21	20,650	21,466
4.625% 7/1/22	26,885	28,061
5% 10/1/21	5,730	6,088
Aircastle Ltd.:
5% 4/1/23	6,445	6,671
5.5% 2/15/22	10,600	11,369
7.625% 4/15/20	7,830	8,907
BCD Acquisition, Inc. 9.625% 9/15/23 (a)	17,085	17,640
CIT Group, Inc.:
5% 8/15/22	17,330	18,478
5.375% 5/15/20	21,665	23,154
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	73,165	69,598
6% 8/1/20	20,090	19,738
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	9,220	9,220
International Lease Finance Corp.:
4.625% 4/15/21	4,735	4,942
5.875% 8/15/22	49,155	54,133
8.25% 12/15/20	45,847	54,558
8.625% 1/15/22	49,205	60,338
MSCI, Inc.:
5.25% 11/15/24 (a)	6,725	7,061
5.75% 8/15/25 (a)	7,185	7,639
Navient Corp.:
5% 10/26/20	7,625	7,530
5.875% 10/25/24	28,294	25,252
6.625% 7/26/21	8,300	8,303
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	61,805	65,668
SLM Corp.:
5.5% 1/25/23	44,765	40,624
6.125% 3/25/24	9,105	8,331
7.25% 1/25/22	24,350	24,594
8% 3/25/20	15,115	16,400
Springleaf Financial Corp.:
7.75% 10/1/21	1,715	1,787
8.25% 12/15/20	8,550	9,277
		659,821
Diversified Media - 0.7%
Liberty Media Corp.:
8.25% 2/1/30	25,528	27,315
8.5% 7/15/29	16,125	17,899
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	6,170	6,293
Quebecor Media, Inc. 5.75% 1/15/23	15,820	16,532
WMG Acquisition Corp. 5.625% 4/15/22 (a)	2,410	2,506
		70,545
Energy - 9.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	6,625	6,792
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (a)	18,325	21,532
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (a)	4,420	4,453
Antero Resources Corp.:
5.125% 12/1/22	840	846
5.625% 6/1/23 (Reg. S)	10,850	11,067
Antero Resources Finance Corp. 5.375% 11/1/21	5,830	5,917
Callon Petroleum Co. 6.125% 10/1/24 (a)	4,090	4,213
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	7,400	7,604
Chaparral Energy, Inc. 9.875% 10/1/20 (c)	3,940	3,073
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (a)	13,100	13,886
Chesapeake Energy Corp.:
5.75% 3/15/23	17,100	14,792
8% 12/15/22 (a)	42,695	43,309
Citgo Holding, Inc. 10.75% 2/15/20 (a)	22,810	23,289
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	8,120	7,755
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	18,692	19,113
6.25% 4/1/23	9,260	9,376
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	20,970	19,397
Denbury Resources, Inc.:
4.625% 7/15/23	11,210	8,155
5.5% 5/1/22	18,370	14,512
6.375% 8/15/21	15,820	13,091
Diamondback Energy, Inc. 4.75% 11/1/24 (a)	6,900	6,900
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	7,741
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	10,660	10,847
Energy Transfer Equity LP 5.5% 6/1/27	16,735	16,317
Ensco PLC:
4.5% 10/1/24	12,210	9,768
5.2% 3/15/25	7,540	6,133
5.75% 10/1/44	10,983	7,331
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	1,145	779
9.375% 5/1/20	10,025	7,870
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	9,210	6,355
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	8,075	7,611
Forbes Energy Services Ltd. 9% 6/15/19 (c)	10,305	2,576
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	13,731
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	4,643
Gulfmark Offshore, Inc. 6.375% 3/15/22	360	176
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	9,920	9,672
5.75% 10/1/25 (a)	11,285	11,313
7.625% 4/15/21 (a)	10,609	10,874
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	7,145	7,431
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	8,093	5,220
Jupiter Resources, Inc. 8.5% 10/1/22 (a)	27,205	22,308
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)	9,390	9,672
MPLX LP:
4.875% 12/1/24	16,745	17,519
5.5% 2/15/23	7,055	7,351
Newfield Exploration Co.:
5.375% 1/1/26	9,245	9,499
5.625% 7/1/24	1,550	1,612
Noble Holding International Ltd.:
3.95% 3/15/22	4,155	3,189
4.625% 3/1/21	2,865	2,419
6.2% 8/1/40	4,305	2,529
7.2% 4/1/25 (b)	9,635	7,853
8.2% 4/1/45 (b)	2,130	1,435
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,500	4,601
Parsley Energy LLC/Parsley 6.25% 6/1/24 (a)	2,055	2,158
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (a)	21,310	19,712
8.25% 2/15/20	19,835	20,232
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,201
PDC Energy, Inc. 6.125% 9/15/24 (a)	3,555	3,697
PetroBakken Energy Ltd. 8.625% 2/1/20 (a)(c)	23,570	1,061
Plains Exploration & Production Co. 6.75% 2/1/22	16,510	16,881
QEP Resources, Inc. 5.25% 5/1/23	12,370	12,154
Range Resources Corp. 5% 3/15/23 (a)	18,145	17,555
Rice Energy, Inc.:
6.25% 5/1/22	20,020	20,370
7.25% 5/1/23	9,808	10,396
RSP Permian, Inc. 6.625% 10/1/22	4,715	4,968
Sabine Pass Liquefaction LLC:
5% 3/15/27 (a)	17,145	17,445
5.875% 6/30/26 (a)	17,145	18,477
SemGroup Corp. 7.5% 6/15/21	8,325	8,512
SM Energy Co.:
5.625% 6/1/25	5,480	5,220
6.75% 9/15/26	4,550	4,664
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	28,134
8% 3/1/32	12,475	16,036
Southern Star Central Corp. 5.125% 7/15/22 (a)	6,750	6,868
Southwestern Energy Co. 4.1% 3/15/22	17,110	15,313
Summit Midstream Holdings LLC 7.5% 7/1/21	4,145	4,311
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21	16,355	16,764
6.375% 4/1/23	7,815	7,991
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (a)	5,750	5,736
5.375% 2/1/27 (a)	5,750	5,750
Teine Energy Ltd. 6.875% 9/30/22 (a)	11,950	12,159
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	6,522
TerraForm Power Operating LLC:
9.375% 2/1/23 (a)(b)	30,835	30,912
9.625% 6/15/25 (a)(b)	7,915	8,172
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	2,890	3,024
6.375% 5/1/24	4,570	4,924
Trinidad Drilling Ltd. 7.875% 1/15/19 (a)	4,031	3,945
Unit Corp. 6.625% 5/15/21	2,202	2,026
Weatherford International Ltd.:
7.75% 6/15/21	11,415	11,529
8.25% 6/15/23	9,700	10,040
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	13,025	13,611
Western Refining, Inc. 6.25% 4/1/21	27,830	28,039
WPX Energy, Inc.:
5.25% 9/15/24	8,725	8,289
6% 1/15/22	21,830	21,775
		959,020
Entertainment/Film - 0.2%
AMC Entertainment Holdings, Inc. 5.875% 11/15/26 (a)(d)	9,580	9,616
AMC Entertainment, Inc. 5.75% 6/15/25	3,205	3,213
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	2,380	2,463
5.625% 2/15/24	2,570	2,673
Lions Gate Entertainment Corp. 5.875% 11/1/24 (a)	3,865	3,901
		21,866
Environmental - 0.2%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)(d)	10,140	10,191
Covanta Holding Corp. 5.875% 3/1/24	7,775	7,668
		17,859
Food & Drug Retail - 1.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (a)	21,255	20,983
6.625% 6/15/24 (a)	14,645	15,194
Albertsons, Inc.:
7.45% 8/1/29	13,240	12,744
8% 5/1/31	12,364	12,024
8.7% 5/1/30	1,710	1,736
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (a)(b)	15,260	9,614
9.25% 2/15/19 (a)	24,122	20,926
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	16,350	16,881
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	11,295	9,940
		120,042
Food/Beverage/Tobacco - 1.8%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,866
Constellation Brands, Inc. 4.75% 11/15/24	10,985	12,029
ESAL GmbH 6.25% 2/5/23 (a)	28,980	27,893
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (a)	3,220	3,180
JBS Investments GmbH 7.25% 4/3/24 (a)	37,820	38,198
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	20,055	19,654
5.875% 7/15/24 (a)	6,030	6,060
7.25% 6/1/21 (a)	7,350	7,534
8.25% 2/1/20 (a)	7,110	7,306
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	13,985	14,300
Post Holdings, Inc.:
5% 8/15/26 (a)	17,030	16,519
6% 12/15/22 (a)	6,040	6,372
7.75% 3/15/24 (a)	9,195	10,162
8% 7/15/25 (a)	4,595	5,238
TreeHouse Foods, Inc. 4.875% 3/15/22	4,150	4,306
		189,617
Gaming - 2.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	73,630	78,232
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc. 5.625% 5/1/24 (a)	6,770	7,206
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (b)	38,815	40,271
11% 10/1/21 (b)	55,505	59,876
Scientific Games Corp. 10% 12/1/22	22,999	21,274
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/2015 (a)(c)	1,990	0
		206,859
Healthcare - 3.4%
Alere, Inc. 6.375% 7/1/23 (a)	5,115	5,268
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	6,045	5,667
AmSurg Corp. 5.625% 7/15/22	6,995	7,135
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	1,805	1,859
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (a)	6,825	7,030
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	12,906
5.25% 6/15/26	14,055	14,687
5.375% 2/1/25	22,530	22,996
5.875% 5/1/23	33,560	35,605
5.875% 2/15/26	29,610	31,091
7.5% 2/15/22	10,725	12,205
HealthSouth Corp.:
5.125% 3/15/23	6,440	6,504
5.75% 11/1/24	22,135	22,827
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (a)	5,715	6,001
Hologic, Inc. 5.25% 7/15/22 (a)	12,345	13,056
Horizon Pharma, Inc. 8.75% 11/1/24 (a)	8,030	8,150
InVentiv Health, Inc. 10% 8/15/18	2,237	2,238
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (a)	11,285	11,347
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	6,095	6,521
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	4,030	4,111
6.375% 2/15/22	9,445	9,799
Quintiles Transnational Corp. 4.875% 5/15/23 (a)	8,705	8,977
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (a)	12,857	13,034
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	4,945	5,044
Surgery Center Holdings, Inc. 8.875% 4/15/21 (a)	11,400	12,141
Tenet Healthcare Corp. 6.875% 11/15/31	23,140	18,570
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (a)	42,000	33,075
6.75% 8/15/21 (a)	2,029	1,755
Vizient, Inc. 10.375% 3/1/24 (a)	12,515	13,954
		353,553
Homebuilders/Real Estate - 1.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	6,475	6,572
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	5,010	5,160
CBRE Group, Inc. 5% 3/15/23	35,255	37,018
D.R. Horton, Inc.:
4.375% 9/15/22	11,400	11,970
4.75% 2/15/23	9,110	9,611
5.75% 8/15/23	4,935	5,487
Howard Hughes Corp. 6.875% 10/1/21 (a)	24,190	25,557
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (a)	3,545	3,483
6.125% 4/1/25 (a)	3,545	3,492
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	14,750	15,119
5.875% 4/15/23 (a)	8,405	8,867
Toll Brothers Finance Corp.:
4.375% 4/15/23	24,055	24,416
5.625% 1/15/24	3,075	3,275
5.875% 2/15/22	1,030	1,136
TRI Pointe Homes, Inc.:
4.375% 6/15/19	6,675	6,825
5.875% 6/15/24	16,130	16,715
William Lyon Homes, Inc. 8.5% 11/15/20	4,975	5,211
		189,914
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,320
FelCor Lodging LP:
5.625% 3/1/23	8,085	8,344
6% 6/1/25	22,215	23,048
Playa Resorts Holding BV 8% 8/15/20 (a)	11,880	12,236
		46,948
Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	28,500	28,999
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (a)	22,620	23,122
		52,121
Leisure - 0.1%
24 Hour Holdings III LLC 8% 6/1/22 (a)	4,530	3,760
LTF Merger Sub, Inc. 8.5% 6/15/23 (a)	7,365	7,494
		11,254
Metals/Mining - 1.9%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (a)	7,705	7,975
7% 9/30/26 (a)	6,385	6,575
Aleris International, Inc. 6% 6/1/20 (a)	151	151
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (a)	3,500	3,693
First Quantum Minerals Ltd.:
6.75% 2/15/20 (a)	15,045	14,406
7% 2/15/21 (a)	13,590	12,902
7.25% 5/15/22 (a)	7,715	7,300
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (a)	8,540	9,906
Freeport-McMoRan, Inc.:
3.55% 3/1/22	5,690	5,221
3.875% 3/15/23	17,075	15,410
5.4% 11/14/34	5,430	4,677
5.45% 3/15/43	35,380	29,365
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)	6,445	7,041
Lundin Mining Corp.:
7.5% 11/1/20 (a)	3,930	4,176
7.875% 11/1/22 (a)	570	616
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (a)(c)	41	0
New Gold, Inc. 7% 4/15/20 (a)	3,050	3,142
Prince Mineral Holding Corp. 11.5% 12/15/19 (a)(b)	3,255	3,060
Teck Resources Ltd. 8.5% 6/1/24 (a)	53,315	61,712
		197,328
Paper - 0.2%
Boise Cascade Co. 5.625% 9/1/24 (a)	4,105	4,151
NewPage Corp.:
0% 5/1/12 (b)(c)	6,337	0
11.375% 12/31/14 (c)	12,582	0
Xerium Technologies, Inc. 9.5% 8/15/21 (a)	17,025	17,280
		21,431
Publishing/Printing - 0.8%
Cengage Learning, Inc. 9.5% 6/15/24 (a)	19,915	18,770
Cenveo Corp. 6% 8/1/19 (a)	6,545	5,760
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	35,315	38,228
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	23,575	23,840
		86,598
Restaurants - 0.3%
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (a)	8,800	9,152
5.25% 6/1/26 (a)	8,800	9,174
Landry's Acquisition Co. 6.75% 10/15/24 (a)	9,190	9,374
		27,700
Services - 1.3%
APX Group, Inc.:
7.875% 12/1/22	17,920	18,861
8.75% 12/1/20	19,025	18,407
CBRE Group, Inc. 5.25% 3/15/25	13,020	13,920
Everi Payments, Inc. 10% 1/15/22	11,085	10,572
Garda World Security Corp.:
7.25% 11/15/21 (a)	4,645	4,436
7.25% 11/15/21 (a)	2,745	2,621
Laureate Education, Inc. 10% 9/1/19 (a)(b)	61,085	56,504
NES Rentals Holdings, Inc. 7.875% 5/1/18 (a)	3,020	2,960
TMS International Corp. 7.625% 10/15/21 (a)	2,170	1,790
United Rentals North America, Inc. 5.5% 5/15/27 (d)	7,325	7,288
		137,359
Steel - 0.3%
JMC Steel Group, Inc. 9.875% 6/15/23 (a)	7,500	7,894
United States Steel Corp. 8.375% 7/1/21 (a)	24,580	26,116
		34,010
Super Retail - 1.2%
CST Brands, Inc. 5% 5/1/23	2,640	2,772
Hanesbrands, Inc.:
4.625% 5/15/24 (a)	5,710	5,806
4.875% 5/15/26 (a)	5,710	5,810
L Brands, Inc.:
5.625% 2/15/22	14,745	16,146
5.625% 10/15/23	10,310	11,341
6.875% 11/1/35	13,095	13,881
Netflix, Inc.:
4.375% 11/15/26 (a)	11,520	11,333
5.375% 2/1/21 (a)	7,725	8,372
5.75% 3/1/24	12,225	13,295
5.875% 2/15/25	27,663	30,671
Sonic Automotive, Inc. 5% 5/15/23	1,610	1,574
Springs Industries, Inc. 6.25% 6/1/21	2,990	3,110
		124,111
Technology - 4.1%
ADT Corp. 6.25% 10/15/21	32,065	35,071
BMC Software Finance, Inc. 8.125% 7/15/21 (a)	9,134	8,358
Brocade Communications Systems, Inc. 4.625% 1/15/23	6,460	6,363
Camelot Finance SA 7.875% 10/15/24 (a)	5,065	5,179
CDW LLC/CDW Finance Corp. 5% 9/1/23	10,930	11,224
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	4,675	4,920
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	19,115	20,071
Entegris, Inc. 6% 4/1/22 (a)	3,215	3,328
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (a)	4,060	4,192
Lucent Technologies, Inc.:
6.45% 3/15/29	53,529	59,016
6.5% 1/15/28	19,936	21,232
Micron Technology, Inc.:
5.25% 8/1/23 (a)	4,485	4,395
5.25% 1/15/24 (a)	9,585	9,345
5.5% 2/1/25	30,765	30,159
5.625% 1/15/26 (a)	8,440	8,187
5.875% 2/15/22	6,735	6,957
7.5% 9/15/23 (a)	10,485	11,573
Microsemi Corp. 9.125% 4/15/23 (a)	4,575	5,273
Nuance Communications, Inc. 5.375% 8/15/20 (a)	5,080	5,220
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (a)	5,175	5,641
5.75% 3/15/23 (a)	15,325	16,321
Open Text Corp. 5.875% 6/1/26 (a)	8,535	9,090
Parametric Technology Corp. 6% 5/15/24	3,490	3,691
Qorvo, Inc.:
6.75% 12/1/23	8,570	9,384
7% 12/1/25	25,960	28,426
Sensata Technologies BV:
4.875% 10/15/23 (a)	5,010	5,192
5% 10/1/25 (a)	11,210	11,490
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	11,535	12,487
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	29,985	33,518
SS&C Technologies Holdings, Inc. 5.875% 7/15/23	8,960	9,386
VeriSign, Inc.:
4.625% 5/1/23	8,755	9,018
5.25% 4/1/25	11,005	11,610
		425,317
Telecommunications - 11.8%
Altice Financing SA:
6.5% 1/15/22 (a)	26,701	27,909
6.625% 2/15/23 (a)	20,740	21,362
7.5% 5/15/26 (a)	21,660	22,310
Altice Finco SA:
8.125% 1/15/24 (a)	21,880	22,427
9.875% 12/15/20 (a)	10,945	11,588
Citizens Communications Co.:
7.875% 1/15/27	9,275	8,139
9% 8/15/31	13,178	11,465
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	7,190	7,621
Digicel Group Ltd.:
6% 4/15/21 (a)	2,020	1,807
6.75% 3/1/23 (a)	1,900	1,705
7% 2/15/20 (a)	2,110	2,026
7.125% 4/1/22 (a)	42,670	33,803
8.25% 9/30/20 (a)	21,044	18,624
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	6,240	6,349
Frontier Communications Corp. 11% 9/15/25	22,810	23,355
GCI, Inc. 6.875% 4/15/25	10,905	11,069
Intelsat Jackson Holdings SA:
5.5% 8/1/23	55,360	36,676
7.25% 10/15/20	39,625	30,041
7.5% 4/1/21	21,110	15,516
j2 Global, Inc. 8% 8/1/20	7,245	7,535
Level 3 Communications, Inc. 5.75% 12/1/22	11,550	11,897
Level 3 Financing, Inc.:
5.125% 5/1/23	11,240	11,352
5.375% 5/1/25	11,240	11,409
Millicom International Cellular SA:
4.75% 5/22/20 (a)	5,180	5,200
6% 3/15/25 (a)	10,745	10,847
6.625% 10/15/21 (a)	6,275	6,566
Neptune Finco Corp.:
6.625% 10/15/25 (a)	22,160	24,016
10.125% 1/15/23 (a)	22,930	25,854
10.875% 10/15/25 (a)	54,425	62,589
Sable International Finance Ltd. 6.875% 8/1/22 (a)	47,295	48,950
SFR Group SA:
6% 5/15/22 (a)	122,140	125,233
6.25% 5/15/24 (a)	75,510	75,462
7.375% 5/1/26 (a)	44,795	45,243
Sprint Capital Corp.:
6.875% 11/15/28	11,304	10,400
8.75% 3/15/32	8,446	8,573
Sprint Communications, Inc. 6% 11/15/22	28,255	26,330
Sprint Corp.:
7.125% 6/15/24	56,633	53,235
7.625% 2/15/25	32,350	31,299
7.875% 9/15/23	29,545	29,250
T-Mobile U.S.A., Inc.:
6% 3/1/23	19,695	20,729
6% 4/15/24	17,090	18,179
6.375% 3/1/25	76,286	81,769
6.5% 1/15/24	50,680	54,228
6.625% 4/1/23	46,480	49,393
6.731% 4/28/22	11,245	11,751
6.836% 4/28/23	13,357	14,265
U.S. West Communications:
7.25% 9/15/25	1,480	1,614
7.25% 10/15/35	5,745	5,704
UPCB Finance IV Ltd. 5.375% 1/15/25 (a)	11,930	12,109
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23	11,035	11,614
		1,226,387
Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	2,850	2,152
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	10,180	8,042
Teekay Corp. 8.5% 1/15/20	21,637	19,690
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (c)	1,065	202
		30,086
Utilities - 3.7%
Dynegy, Inc.:
7.375% 11/1/22	36,240	34,949
7.625% 11/1/24	41,495	39,731
8% 1/15/25 (a)	14,375	13,872
Energy Future Holdings Corp.:
10.875% 11/1/17 (c)	7,994	7,594
11.25% 11/1/17 pay-in-kind (b)(c)	147	140
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)	74,350	94,425
12.25% 3/1/22 (a)(c)	83,211	107,134
EnLink Midstream Partners LP:
4.15% 6/1/25	8,545	8,329
4.4% 4/1/24	8,560	8,519
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,720	2,598
7% 6/15/23	11,295	10,787
InterGen NV 7% 6/30/23 (a)	4,475	3,793
PPL Energy Supply LLC 6.5% 6/1/25	8,945	7,469
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	11,305	10,740
TXU Corp.:
5.55% 11/15/14 (c)	4,137	1,241
6.5% 11/15/24 (c)	39,570	11,871
6.55% 11/15/34 (c)	74,878	22,463
		385,655

TOTAL NONCONVERTIBLE BONDS		7,024,040

TOTAL CORPORATE BONDS
(Cost $6,812,603)		7,025,350
	Shares	Value (000s)

Common Stocks - 20.6%
Air Transportation - 0.5%
Air Canada (e)	3,438,100	32,425
Delta Air Lines, Inc.	422,100	17,631

TOTAL AIR TRANSPORTATION		50,056

Automotive & Auto Parts - 1.3%
Chassix Holdings, Inc. (e)	677,217	21,271
Chassix Holdings, Inc. warrants 7/29/20 (e)	37,382	270
Delphi Automotive PLC	530,000	34,487
Exide Technologies (e)	9,824	0
Exide Technologies (e)	32,746	0
General Motors Co.	11,348	359
Lear Corp.	480,500	58,996
Tenneco, Inc. (e)	320,700	17,661

TOTAL AUTOMOTIVE & AUTO PARTS		133,044

Broadcasting - 1.3%
AMC Networks, Inc. Class A (e)	720,200	35,239
DISH Network Corp. Class A (e)	936,000	54,812
Sinclair Broadcast Group, Inc. Class A	1,638,900	41,136

TOTAL BROADCASTING		131,187

Building Materials - 0.0%
Ply Gem Holdings, Inc. (e)	41,200	564
Cable/Satellite TV - 0.5%
Naspers Ltd. Class N	290,300	48,655
Capital Goods - 0.2%
AECOM (e)	601,700	16,757
Chemicals - 0.2%
LyondellBasell Industries NV Class A	224,245	17,839
Consumer Products - 0.7%
Harman International Industries, Inc.	533,800	42,549
Newell Brands, Inc.	412,639	19,815
Reddy Ice Holdings, Inc. (e)	496,439	152
Revlon, Inc. (e)	468,800	15,939

TOTAL CONSUMER PRODUCTS		78,455

Diversified Financial Services - 0.6%
OneMain Holdings, Inc. (e)	1,446,000	40,980
Penson Worldwide, Inc. Class A (e)	10,322,034	0
PJT Partners, Inc. (f)	5,092	140
The Blackstone Group LP	867,800	21,721

TOTAL DIVERSIFIED FINANCIAL SERVICES		62,841

Energy - 0.0%
Crestwood Equity Partners LP	151,525	3,031
Goodrich Petroleum Corp.	129,527	551
Hornbeck Offshore Services, Inc. (e)	280,600	1,114
Ovation Acquisition I LLC (g)	3,002,269	0

TOTAL ENERGY		4,696

Food & Drug Retail - 0.2%
CVS Health Corp.	267,000	22,455
Food/Beverage/Tobacco - 0.2%
JBS SA	8,656,800	26,334
Gaming - 1.1%
Red Rock Resorts, Inc. (a)	5,217,651	114,267
Healthcare - 2.7%
Alexion Pharmaceuticals, Inc. (e)	257,100	33,552
Allergan PLC (e)	279,400	58,378
AmSurg Corp. (e)	522,300	31,207
HCA Holdings, Inc. (e)	1,085,400	83,066
HealthSouth Corp. warrants 1/17/17 (e)	4,199	6
Medtronic PLC	354,000	29,035
Patheon NV	569,000	14,447
Regeneron Pharmaceuticals, Inc. (e)	76,300	26,325
Rotech Healthcare, Inc. (e)	185,710	2,489

TOTAL HEALTHCARE		278,505

Homebuilders/Real Estate - 0.7%
American Tower Corp.	11,612	1,361
CalAtlantic Group, Inc.	400,000	12,928
Lennar Corp. Class A	690,000	28,766
PulteGroup, Inc.	820,000	15,252
Realogy Holdings Corp.	51,500	1,179
Taylor Morrison Home Corp. (e)	915,400	15,617

TOTAL HOMEBUILDERS/REAL ESTATE		75,103

Hotels - 0.3%
Extended Stay America, Inc. unit	2,289,700	32,743
Metals/Mining - 0.2%
Aleris Corp. (e)(g)	127,520	1,268
Freeport-McMoRan, Inc.	1,385,000	15,484
Mirabela Nickel Ltd. (e)	6,852,955	433

TOTAL METALS/MINING		17,185

Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (e)(g)	127,577	270
Restaurants - 0.2%
Starbucks Corp.	445,300	23,632
Services - 2.1%
Air Lease Corp. Class A	549,800	16,637
Avis Budget Group, Inc. (e)	596,000	19,287
Expedia, Inc.	187,000	24,166
HD Supply Holdings, Inc. (e)	1,088,200	35,911
MasterCard, Inc. Class A	412,300	44,124
Penhall Acquisition Co.:
Class A (e)	26,163	2,033
Class B (e)	8,721	678
United Rentals, Inc. (e)	1,004,000	75,963
WP Rocket Holdings, Inc. (e)(g)	25,255,077	1,515

TOTAL SERVICES		220,314

Super Retail - 0.3%
Arena Brands Holding Corp. Class B (e)(g)	659,302	1,332
Priceline Group, Inc. (e)	19,300	28,453

TOTAL SUPER RETAIL		29,785

Technology - 5.7%
Alphabet, Inc. Class A	107,300	86,902
Apple, Inc.	198,400	22,526
Broadcom Ltd.	292,000	49,722
CDW Corp.	873,400	39,224
Cypress Semiconductor Corp.	24,992	249
Electronic Arts, Inc. (e)	310,300	24,365
Facebook, Inc. Class A (e)	618,500	81,017
Global Payments, Inc.	274,400	19,899
MagnaChip Semiconductor Corp. (e)	219,804	1,363
Microsemi Corp. (e)	303,883	12,803
NXP Semiconductors NV (e)	624,685	62,469
PayPal Holdings, Inc. (e)	630,400	26,262
Qorvo, Inc. (e)	1,339,397	74,537
Skyworks Solutions, Inc.	1,272,834	97,932

TOTAL TECHNOLOGY		599,270

Telecommunications - 1.5%
Alibaba Group Holding Ltd. sponsored ADR (e)	643,800	65,468
Baidu.com, Inc. sponsored ADR (e)	66,200	11,708
Qualcomm, Inc.	460,000	31,611
T-Mobile U.S., Inc. (e)	978,600	48,666

TOTAL TELECOMMUNICATIONS		157,453

Transportation Ex Air/Rail - 0.1%
DeepOcean Group Holding BV (a)(e)	1,138,931	6,201
U.S. Shipping Partners Corp. (e)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (e)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		6,201

Utilities - 0.0%
Portland General Electric Co.	14,817	647
TOTAL COMMON STOCKS
(Cost $1,968,272)		2,148,258

Convertible Preferred Stocks - 0.1%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (e)	199,717	1,659
Healthcare - 0.1%
Allergan PLC 5.50%	13,000	9,997
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,426)		11,656
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 3.2%
Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19	8,463	8,674
Energy - 0.5%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	6,248	6,233
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (b)	10,150	10,899
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (b)	14,200	15,167
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	22,703	12,615
TPF II Power, LLC Tranche B, term loan 5% 10/2/21 (b)	4,344	4,386

TOTAL ENERGY		49,300

Gaming - 0.5%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	14,154	14,224
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	41,320	41,251

TOTAL GAMING		55,475

Healthcare - 0.2%
InVentiv Health, Inc. Tranche B, term loan 9/29/23 (h)	22,985	22,973
Metals/Mining - 0.2%
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (b)(c)	28,760	25,320
Restaurants - 0.0%
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	981	978
Services - 0.2%
KC Mergersub, Inc. Tranche L 2LN, term loan 10.25% 8/13/23 (b)	4,850	4,729
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (b)	12,999	12,999

TOTAL SERVICES		17,728

Steel - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (b)(c)	5,183	1,244
Super Retail - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (b)	11,405	11,409
Technology - 0.6%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (b)	16,527	16,264
Kronos, Inc. term loan 10/20/24 (h)	19,695	20,283
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	22,519	22,541

TOTAL TECHNOLOGY		59,088

Telecommunications - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	11,101	11,039
Utilities - 0.7%
Energy Future Holdings Corp. term loan 4.25% 6/30/17 (b)	69,676	70,068
TOTAL BANK LOAN OBLIGATIONS
(Cost $327,596)		333,296

Preferred Securities - 6.1%
Banks & Thrifts - 5.9%
Bank of America Corp.:
5.125% (b)(i)	28,140	28,280
5.2% (b)(i)	55,385	55,274
6.25% (b)(i)	18,795	19,873
Barclays Bank PLC 7.625% 11/21/22	22,355	25,713
Citigroup, Inc.:
5.8% (b)(i)	41,925	43,625
5.9% (b)(i)	27,015	28,474
5.95% (b)(i)	51,015	53,703
6.25% (b)(i)	17,065	18,925
6.3% (b)(i)	5,610	5,907
Goldman Sachs Group, Inc.:
5.375% (b)(i)	31,615	32,581
5.7% (b)(i)	35,166	36,559
JPMorgan Chase & Co.:
5% (b)(i)	33,640	33,529
5.3% (b)(i)	16,855	17,554
6% (b)(i)	50,895	53,821
6.125% (b)(i)	15,170	16,067
6.75% (b)(i)	8,330	9,387
Royal Bank of Scotland Group PLC 8.625% (b)(i)	13,375	13,442
Wells Fargo & Co.:
5.875% (b)(i)	50,420	55,295
5.9% (b)(i)	63,075	67,406

TOTAL BANKS & THRIFTS		615,415

Entertainment/Film - 0.2%
NBCUniversal Enterprise, Inc. 5.25% (a)(i)	14,560	15,601
TOTAL PREFERRED SECURITIES
(Cost $608,447)		631,016
	Shares	Value (000s)

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.41% (j)	285,494,537	285,580
Fidelity Securities Lending Cash Central Fund 0.48% (j)(k)	39,542	40
TOTAL MONEY MARKET FUNDS
(Cost $285,537)		285,620
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $10,016,881)		10,435,196
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(27,089)
NET ASSETS - 100%		$10,408,107

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,158,312,000 or 30.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,385,000 or 0.0% of net assets.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aleris Corp.	6/1/10	$4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$246
Ovation Acquisition I LLC	12/23/15	$30
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$13,154

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$760
Fidelity Securities Lending Cash Central Fund	2
Total	$762

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$672,676	$649,533	$270	$22,873
Consumer Staples	66,539	64,728	--	1,811
Energy	4,696	4,145	--	551
Financials	62,841	62,841	--	--
Health Care	288,502	286,013	--	2,489
Industrials	225,602	215,175	--	10,427
Information Technology	752,181	752,181	--	--
Materials	35,024	33,323	--	1,701
Real Estate	2,540	2,540	--	--
Telecommunication Services	48,666	48,666	--	--
Utilities	647	647	--	--
Corporate Bonds	7,025,350	--	7,023,409	1,941
Bank Loan Obligations	333,296	--	324,622	8,674
Preferred Securities	631,016	--	631,016	--
Money Market Funds	285,620	285,620	--	--
Total Investments in Securities:	$10,435,196	$2,405,412	$7,979,317	$50,467

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.7%
Luxembourg	3.4%
Ireland	2.4%
France	2.3%
Canada	2.2%
Netherlands	2.1%
Cayman Islands	1.4%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2016
Assets
Investment in securities, at value (including securities loaned of $39) — See accompanying schedule: Unaffiliated issuers (cost $9,731,344)	$10,149,576
Fidelity Central Funds (cost $285,537)	285,620
Total Investments (cost $10,016,881)		$10,435,196
Cash		90
Receivable for investments sold		8,891
Receivable for fund shares sold		10,080
Dividends receivable		192
Interest receivable		123,748
Distributions receivable from Fidelity Central Funds		126
Prepaid expenses		27
Other receivables		465
Total assets		10,578,815
Liabilities
Payable for investments purchased
Regular delivery	$123,538
Delayed delivery	27,045
Payable for fund shares redeemed	9,838
Distributions payable	3,541
Accrued management fee	4,884
Other affiliated payables	1,229
Other payables and accrued expenses	593
Collateral on securities loaned, at value	40
Total liabilities		170,708
Net Assets		$10,408,107
Net Assets consist of:
Paid in capital		$9,984,460
Undistributed net investment income		47,976
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,644)
Net unrealized appreciation (depreciation) on investments		418,315
Net Assets, for 1,084,082 shares outstanding		$10,408,107
Net Asset Value, offering price and redemption price per share ($10,408,107 ÷ 1,084,082 shares)		$9.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2016
Investment Income
Dividends		$19,902
Interest		245,149
Income from Fidelity Central Funds		762
Total income		265,813
Expenses
Management fee	$28,859
Transfer agent fees	6,638
Accounting and security lending fees	695
Custodian fees and expenses	56
Independent trustees' fees and expenses	22
Registration fees	73
Audit	111
Legal	1,695
Miscellaneous	62
Total expenses before reductions	38,211
Expense reductions	(22)	38,189
Net investment income (loss)		227,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,810
Fidelity Central Funds	53
Foreign currency transactions	(205)
Total net realized gain (loss)		46,658
Change in net unrealized appreciation (depreciation) on investment securities		325,797
Net gain (loss)		372,455
Net increase (decrease) in net assets resulting from operations		$600,079

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2016	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$227,624	$453,993
Net realized gain (loss)	46,658	(58,746)
Change in net unrealized appreciation (depreciation)	325,797	(759,117)
Net increase (decrease) in net assets resulting from operations	600,079	(363,870)
Distributions to shareholders from net investment income	(211,460)	(434,467)
Distributions to shareholders from net realized gain	–	(65,299)
Total distributions	(211,460)	(499,766)
Share transactions
Proceeds from sales of shares	695,558	1,801,252
Reinvestment of distributions	189,621	448,854
Cost of shares redeemed	(1,054,395)	(2,358,419)
Net increase (decrease) in net assets resulting from share transactions	(169,216)	(108,313)
Redemption fees	246	805
Total increase (decrease) in net assets	219,649	(971,144)
Net Assets
Beginning of period	10,188,458	11,159,602
End of period	$10,408,107	$10,188,458
Other Information
Undistributed net investment income end of period	$47,976	$31,812
Shares
Sold	73,406	190,806
Issued in reinvestment of distributions	19,985	47,578
Redeemed	(111,417)	(253,202)
Net increase (decrease)	(18,026)	(14,818)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Capital & Income Fund

	Six months endedOctober 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.24	$9.99	$10.07	$9.86	$9.23	$9.95
Income from Investment Operations
Net investment income (loss)A	.209	.404	.416	.472	.547	.535
Net realized and unrealized gain (loss)	.345	(.710)	.276	.258	.631	(.643)
Total from investment operations	.554	(.306)	.692	.730	1.178	(.108)
Distributions from net investment income	(.194)	(.387)	(.411)	(.458)	(.501)	(.571)
Distributions from net realized gain	–	(.058)	(.362)	(.063)	(.048)	(.043)
Total distributions	(.194)	(.445)	(.773)	(.521)	(.549)	(.614)
Redemption fees added to paid in capitalA	–B	.001	.001	.001	.001	.002
Net asset value, end of period	$9.60	$9.24	$9.99	$10.07	$9.86	$9.23
Total ReturnC,D	6.04%	(3.05)%	7.17%	7.71%	13.23%	(.77)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.75%	.72%	.71%	.73%	.77%
Expenses net of fee waivers, if any	.74%G	.75%	.72%	.71%	.73%	.77%
Expenses net of all reductions	.74%G	.74%	.72%	.71%	.73%	.77%
Net investment income (loss)	4.38%G	4.30%	4.16%	4.82%	5.83%	5.87%
Supplemental Data
Net assets, end of period (in millions)	$10,408	$10,188	$11,160	$10,382	$10,205	$9,632
Portfolio turnover rateH	39%G	35%	41%	47%	60%	48%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$969,348
Gross unrealized depreciation	(523,287)
Net unrealized appreciation (depreciation) on securities	$446,061
Tax cost	$9,989,135

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(84,709)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,952,392 and $1,980,434, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2, including an amount of less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $21.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $100,876 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) (the "Fund") at October 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 16, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Actual	.74%	$1,000.00	$1,060.40	$3.84
Hypothetical-C		$1,000.00	$1,021.48	$3.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Capital & Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Broadridge peer group used by the Board for performance comparisons because the Total Mapped Group combines several Broadridge investment objective categories while the Broadridge peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Capital & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Global High Income Fund -
Class A, Class T, Class C and Class I

Semi-Annual Report

October 31, 2016

Class A, Class T, Class C and Class I are classes of Fidelity® Global High Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ally Financial, Inc.	2.0	1.9
APX Group, Inc.	1.4	1.1
Valeant Pharmaceuticals International, Inc.	1.3	1.4
T-Mobile U.S.A., Inc.	1.2	1.2
Royal Bank of Scotland Group PLC	1.1	0.9
	7.0

Top Five Countries as of October 31, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	45.5	48.0
Luxembourg	8.3	8.4
Netherlands	6.1	5.1
Cayman Islands	4.0	4.1
United Kingdom	3.4	3.2

Top Five Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.7	11.0
Telecommunications	11.8	12.3
Banks & Thrifts	10.4	10.6
Utilities	6.3	6.2
Healthcare	6.0	6.5

Quality Diversification (% of fund's net assets)

As of October 31, 2016
BBB	2.3%
BB	37.2%
B	33.1%
CCC,CC,C	15.2%
D	0.1%
Not Rated	3.9%
Equities	2.1%
Short-Term Investments and Net Other Assets	6.1%

As of April 30, 2016
BBB	3.4%
BB	34.3%
B	31.6%
CCC,CC,C	16.6%
Not Rated	4.1%
Equities	2.3%
Short-Term Investments and Net Other Assets	7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2016 *
Corporate Bonds	83.2%
Stocks	2.1%
Preferred Securities	6.1%
Other Investments	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	6.1%

 * Foreign investments - 48.4%

As of April 30, 2016 *
Corporate Bonds	80.8%
Stocks	2.3%
Preferred Securities	6.9%
Other Investments	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	7.7%

 * Foreign investments - 44.3%

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.2%
		Principal Amount(a)	Value
Aerospace - 0.3%
Finmeccanica Finance SA 5.25% 1/21/22	EUR	$100,000	$128,858
Leonardo-Finmeccanica SpA 4.875% 3/24/25	EUR	100,000	129,930
TransDigm, Inc. 6.375% 6/15/26 (b)		70,000	71,582

TOTAL AEROSPACE			330,370

Air Transportation - 0.2%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		119,000	129,115
Continental Airlines, Inc. 6.125% 4/29/18		55,000	57,750
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	47,306

TOTAL AIR TRANSPORTATION			234,171

Automotive - 0.8%
Samvardhana Motherson Automotive Systems Group BV 4.125% 7/15/21 (Reg. S)	EUR	200,000	224,742
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	226,400
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		300,000	311,475

TOTAL AUTOMOTIVE			762,617

Automotive & Auto Parts - 1.1%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		140,000	128,713
Faurecia SA 3.625% 6/15/23 (Reg. S)	EUR	100,000	113,771
Fiat Finance & Trade Ltd. SA 7.375% 7/9/18	EUR	200,000	242,778
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (c)	EUR	200,000	216,823
Metalsa SA de CV 4.9% 4/24/23 (b)		200,000	196,000
ZF North America Capital, Inc.:
2.25% 4/26/19 (Reg. S)	EUR	100,000	114,001
2.75% 4/27/23 (Reg. S)	EUR	100,000	117,083

TOTAL AUTOMOTIVE & AUTO PARTS			1,129,169

Banks & Thrifts - 6.4%
Ally Financial, Inc.:
5.75% 11/20/25		445,000	455,569
8% 12/31/18		225,000	246,938
8% 11/1/31		1,195,000	1,427,998
Banco de Bogota SA 6.25% 5/12/26 (b)		200,000	206,500
Banco Internacional del Peru SAA 6.625% 3/19/29 (b)(c)		200,000	219,440
Banco Mercantil del Norte SA 5.75% 10/4/31 (b)(c)		200,000	194,500
BBVA Bancomer SA 7.25% 4/22/20 (b)		200,000	221,000
General Motors Acceptance Corp. 8% 11/1/31		257,000	307,758
GTB Finance BV 6% 11/8/18 (b)		200,000	198,500
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	199,132
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		350,000	371,158
JSC BGEO Group 6% 7/26/23 (b)		450,000	461,493
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		400,000	434,160
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (c)	EUR	100,000	109,024
5.125% 5/28/24		317,000	313,950
SB Capital SA 5.5% 2/26/24 (b)(c)		200,000	198,000
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (b)		200,000	201,902
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		200,000	191,500
Turkiye Is Bankasi A/S 3.75% 10/10/18 (b)		200,000	197,420
Zenith Bank PLC 6.25% 4/22/19 (b)		400,000	389,072

TOTAL BANKS & THRIFTS			6,545,014

Broadcasting - 0.6%
AMC Networks, Inc. 4.75% 12/15/22		100,000	102,000
Clear Channel Communications, Inc. 5.5% 12/15/16		185,000	182,225
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		350,000	301,000

TOTAL BROADCASTING			585,225

Building Materials - 2.3%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		55,000	55,550
CEMEX Finance LLC:
5.25% 4/1/21 (Reg. S)	EUR	100,000	114,122
6% 4/1/24 (Reg. S)		450,000	465,750
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	203,600
GCP Applied Technologies, Inc. 9.5% 2/1/23(b)		70,000	79,275
HD Supply, Inc. 5.75% 4/15/24 (b)		30,000	31,500
HeidelbergCement Finance BV 3.25% 10/21/21 (Reg. S)	EUR	300,000	365,962
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		45,000	45,000
7.75% 6/1/24 (b)		45,000	45,225
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	92,750
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		100,000	107,441
Pratama Agung Pte. Ltd. 6.25% 2/24/20 (Reg. S)		200,000	210,505
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		300,000	311,700
West China Cement Ltd. 6.5% 9/11/19		200,000	207,339

TOTAL BUILDING MATERIALS			2,335,719

Cable/Satellite TV - 5.3%
Altice SA:
7.625% 2/15/25 (b)		400,000	416,000
7.75% 5/15/22 (b)		235,000	245,428
Altice U.S. Finance SA 7.75% 7/15/25 (b)		400,000	428,000
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	58,025
Cablevision SA 6.5% 6/15/21 (b)		150,000	156,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.5% 5/1/26 (b)		110,000	112,682
5.75% 1/15/24		615,000	650,363
5.75% 2/15/26 (b)		65,000	67,722
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		255,000	251,175
CSC Holdings, Inc. 5.5% 4/15/27 (b)		345,000	349,959
DISH DBS Corp. 5% 3/15/23		470,000	462,950
Myriad International Holding BV 5.5% 7/21/25 (b)		200,000	212,016
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		170,000	181,156
Telenet Finance VI Luxembourg SCA 4.875% 7/15/27 (Reg. S)	EUR	100,000	114,484
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.5% 1/15/27 (Reg. S)	EUR	100,000	107,717
5.5% 9/15/22 (Reg. S)	EUR	324,000	374,344
5.5% 1/15/23 (b)		200,000	207,250
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	100,000	108,842
VTR Finance BV 6.875% 1/15/24 (b)		600,000	627,750
Ziggo Bond Finance BV 6% 1/15/27 (b)		160,000	157,100
Ziggo Secured Finance BV 3.75% 1/15/25 (Reg. S)	EUR	100,000	110,209

TOTAL CABLE/SATELLITE TV			5,399,172

Capital Goods - 0.3%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)		180,000	107,550
Zoomlion HK SPV Co. Ltd. 6.125% 12/20/22 (Reg. S)		200,000	190,000

TOTAL CAPITAL GOODS			297,550

Chemicals - 1.4%
Blue Cube Spinco, Inc. 10% 10/15/25		45,000	54,000
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		160,000	143,200
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	250,000	281,276
LSB Industries, Inc. 8.5% 8/1/19		65,000	60,450
Momentive Performance Materials, Inc. 3.88% 10/24/21		200,000	178,000
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		140,000	0
OCP SA 5.625% 4/25/24 (b)		200,000	215,040
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		200,000	194,000
10.375% 5/1/21 (b)		25,000	27,000
Tronox Finance LLC 6.375% 8/15/20		100,000	89,750
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		200,000	185,419

TOTAL CHEMICALS			1,428,135

Containers - 1.9%
ARD Finance SA 7.125% 9/15/23 pay-in-kind (b)		200,000	198,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.75% 5/15/24 (Reg. S)	EUR	100,000	116,910
7% 11/15/20 (b)		35,294	36,353
7.25% 5/15/24 (b)		200,000	211,000
Ball Corp.:
3.5% 12/15/20	EUR	100,000	121,107
4.375% 12/15/23	EUR	200,000	246,796
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		155,000	156,550
Crown European Holdings SA 3.375% 5/15/25	EUR	300,000	337,657
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	150,000	197,315
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		285,000	292,490

TOTAL CONTAINERS			1,914,178

Diversified Financial Services - 5.1%
Aircastle Ltd. 5.125% 3/15/21		220,000	233,475
Arrow Global Finance PLC 4.951% 11/1/21 (c)	EUR	200,000	226,356
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	100,000	105,933
Cabot Financial SA (Luxembourg) 5.875% 11/15/21 (Reg. S) (c)	EUR	150,000	160,809
CIT Group, Inc. 5% 8/1/23		215,000	228,997
Comcel Trust 6.875% 2/6/24 (b)		200,000	204,500
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		200,000	206,250
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	200,000	221,526
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22		305,000	290,131
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		55,000	55,000
International Lease Finance Corp.:
5.875% 8/15/22		375,000	412,980
8.625% 1/15/22		255,000	312,694
International Personal Finance PLC 5.75% 4/7/21 (Reg S.)	EUR	100,000	99,895
Lock A/S 7% 8/15/21 (Reg. S)	EUR	100,000	114,121
MSCI, Inc. 5.75% 8/15/25 (b)		50,000	53,158
Navient Corp.:
5% 10/26/20		54,000	53,325
7.25% 9/25/23		30,000	29,550
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		425,000	451,563
Schumann SpA 7% 7/31/23 (Reg. S)	EUR	200,000	222,945
SLM Corp.:
4.875% 6/17/19		30,000	30,263
5.5% 1/25/23		475,000	431,063
6.125% 3/25/24		365,000	333,975
8% 3/25/20		190,000	206,150
Verisure Holding AB 6% 11/1/22 (Reg. S)	EUR	260,000	310,389
Zhongrong International Bond 2015 Ltd. 6% 6/15/18 (Reg. S)		200,000	203,422

TOTAL DIVERSIFIED FINANCIAL SERVICES			5,198,470

Diversified Media - 0.4%
MDC Partners, Inc. 6.5% 5/1/24 (b)		95,000	80,988
National CineMedia LLC 6% 4/15/22		300,000	312,000

TOTAL DIVERSIFIED MEDIA			392,988

Energy - 11.7%
Afren PLC 10.25% 4/8/19 (b)(d)		285,920	29
Antero Resources Corp.:
5.125% 12/1/22		420,000	423,150
5.625% 6/1/23 (Reg. S)		80,000	81,600
Areva SA 4.875% 9/23/24	EUR	200,000	220,648
Callon Petroleum Co. 6.125% 10/1/24 (b)		25,000	25,750
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		55,000	56,513
Chesapeake Energy Corp.:
4.13% 4/15/19 (c)		70,000	64,575
4.875% 4/15/22		180,000	153,000
5.75% 3/15/23		65,000	56,225
8% 12/15/22 (b)		365,000	370,247
China Oil & Gas Group Ltd. 5.25% 4/25/18 (Reg. S)		200,000	203,000
Citgo Holding, Inc. 10.75% 2/15/20 (b)		155,000	158,255
Concho Resources, Inc.:
5.5% 10/1/22		55,000	56,513
5.5% 4/1/23		25,000	25,575
EDC Finance Ltd. 4.875% 4/17/20 (b)		200,000	202,000
Energy Transfer Equity LP 7.5% 10/15/20		30,000	32,700
Ensco PLC:
4.5% 10/1/24		70,000	56,000
5.2% 3/15/25		5,000	4,067
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		250,000	235,625
Gaz Capital SA:
3.389% 3/20/20 (Reg. S)	EUR	100,000	113,500
3.6% 2/26/21 (Reg. S)	EUR	300,000	344,178
Gibson Energy, Inc. 6.75% 7/15/21 (b)		370,000	380,175
Greenko Dutch BV 8% 8/1/19 (Reg. S)		200,000	213,623
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	166,600
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		320,000	312,000
5.75% 10/1/25 (b)		200,000	200,500
7.625% 4/15/21 (b)		10,000	10,250
Hornbeck Offshore Services, Inc.:
5% 3/1/21		5,000	2,975
5.875% 4/1/20		80,000	51,600
Indo Energy Finance II BV 6.375% 1/24/23		200,000	156,013
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		150,000	123,000
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		200,000	192,000
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 9/15/21 (d)		35,000	11,375
7.75% 2/1/21 (d)		5,000	1,625
Murphy Oil Corp. 6.875% 8/15/24		20,000	20,820
Noble Holding International Ltd.:
3.95% 3/15/22		10,000	7,675
4.625% 3/1/21		20,000	16,889
7.2% 4/1/25 (c)		25,000	20,375
Oasis Petroleum, Inc. 6.875% 3/15/22		45,000	44,550
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		380,000	150,100
Pacific Exploration and Production Corp. 12% 12/22/16		88,000	88,616
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)(d)		500,000	100,000
Pan American Energy LLC 7.875% 5/7/21 (b)		500,000	536,875
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)		10,000	10,500
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)		130,000	120,250
Petroleos Mexicanos 6.375% 2/4/21 (b)		200,000	218,800
Plains Exploration & Production Co.:
6.5% 11/15/20		15,000	15,319
6.625% 5/1/21		15,000	15,300
6.75% 2/1/22		50,000	51,125
6.875% 2/15/23		215,000	223,063
Pride International, Inc. 7.875% 8/15/40		95,000	76,000
Puma International Financing SA 6.75% 2/1/21 (Reg. S)		200,000	206,044
Range Resources Corp. 4.875% 5/15/25		60,000	57,331
Rice Energy, Inc.:
6.25% 5/1/22		40,000	40,700
7.25% 5/1/23		40,000	42,400
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		125,000	119,375
Sabine Pass Liquefaction LLC:
5% 3/15/27 (b)		85,000	86,488
5.625% 2/1/21 (c)		260,000	273,650
5.625% 4/15/23 (c)		225,000	239,063
5.625% 3/1/25		45,000	47,617
5.75% 5/15/24		80,000	84,600
5.875% 6/30/26 (b)		140,000	150,878
SemGroup Corp. 7.5% 6/15/21		370,000	378,325
SM Energy Co.:
5% 1/15/24		65,000	60,450
5.625% 6/1/25		110,000	104,775
6.125% 11/15/22		150,000	150,750
6.5% 11/15/21		30,000	30,450
6.5% 1/1/23		15,000	14,925
6.75% 9/15/26		25,000	25,625
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	104,000
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		110,000	112,750
6.375% 4/1/23		60,000	61,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		35,000	34,913
5.375% 2/1/27 (b)		35,000	35,000
6.375% 8/1/22		60,000	61,800
Teine Energy Ltd. 6.875% 9/30/22 (b)		145,000	147,538
TerraForm Power Operating LLC:
9.375% 2/1/23 (b)(c)		340,000	340,850
9.625% 6/15/25 (b)(c)		55,000	56,788
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		20,000	20,925
6.375% 5/1/24		45,000	48,488
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		431,097	464,507
Ultrapar Participacoes SA 5.25% 10/6/26 (b)		200,000	202,750
Weatherford International Ltd.:
4.5% 4/15/22		70,000	63,000
7.75% 6/15/21		90,000	90,900
8.25% 6/15/23		110,000	113,850
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		40,000	41,800
Western Refining, Inc. 6.25% 4/1/21		105,000	105,788
WPX Energy, Inc.:
5.25% 9/15/24		65,000	61,750
6% 1/15/22		95,000	94,763
7.5% 8/1/20		65,000	68,494
8.25% 8/1/23		100,000	108,000
YPF SA:
8.5% 3/23/21 (b)		150,000	164,955
8.5% 7/28/25 (b)		400,000	436,000
Zhaikmunai International BV 7.125% 11/13/19 (b)		400,000	369,000

TOTAL ENERGY			11,944,548

Entertainment/Film - 0.3%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		170,000	171,700
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		250,000	134,219

TOTAL ENTERTAINMENT/FILM			305,919

Environmental - 0.4%
Covanta Holding Corp.:
5.875% 3/1/24		110,000	108,488
6.375% 10/1/22		95,000	96,663
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		200,000	200,500

TOTAL ENVIRONMENTAL			405,651

Food & Drug Retail - 1.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		125,000	123,399
6.625% 6/15/24 (b)		100,000	103,750
Casino Guichard Perrachon SA 5.976% 5/26/21 (c)	EUR	100,000	129,260
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		200,000	206,500
Rite Aid Corp.:
6.875% 12/15/28 (b)(c)		505,000	609,788
7.7% 2/15/27		296,000	367,040
Tesco PLC 5.125% 4/10/47	EUR	100,000	108,928
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		165,000	145,200

TOTAL FOOD & DRUG RETAIL			1,793,865

Food/Beverage/Tobacco - 2.1%
Arcor SAIC 6% 7/6/23 (b)		100,000	106,000
ESAL GmbH 6.25% 2/5/23 (b)		155,000	149,188
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		300,000	325,500
JBS Investments GmbH 7.25% 4/3/24 (b)		410,000	414,100
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (b)		65,000	63,700
MHP SA 8.25% 4/2/20 (b)		200,000	195,796
Minerva Luxembourg SA 6.5% 9/20/26 (b)		400,000	391,760
Post Holdings, Inc.:
6.75% 12/1/21 (b)		190,000	203,300
7.75% 3/15/24 (b)		65,000	71,838
8% 7/15/25 (b)		35,000	39,900
TreeHouse Foods, Inc. 6% 2/15/24 (b)		40,000	42,960
U.S. Foods, Inc. 5.875% 6/15/24 (b)		75,000	78,000
Vector Group Ltd. 7.75% 2/15/21		50,000	52,375

TOTAL FOOD/BEVERAGE/TOBACCO			2,134,417

Gaming - 2.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		405,000	430,313
Cleopatra Finance Ltd. 4.75% 2/15/23 (Reg. S)	EUR	200,000	237,937
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26		30,000	31,875
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		130,000	136,500
MGM Mirage, Inc. 8.625% 2/1/19		115,000	129,016
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (c)		305,000	329,019
Scientific Games Corp. 10% 12/1/22		270,000	249,750
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	207,000
Wynn Macau Ltd. 5.25% 10/15/21 (b)		300,000	301,047

TOTAL GAMING			2,052,457

Healthcare - 5.1%
Acadia Healthcare Co., Inc. 5.625% 2/15/23		45,000	45,056
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		75,000	70,313
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	200,000	226,848
Community Health Systems, Inc. 6.875% 2/1/22		280,000	213,500
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		40,000	41,200
DaVita HealthCare Partners, Inc. 5% 5/1/25		95,000	91,675
Endo Finance LLC 5.375% 1/15/23 (b)(c)		20,000	17,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		200,000	174,000
6.5% 2/1/25 (b)(c)		295,000	248,538
FMC Finance VII SA 5.25% 2/15/21	EUR	250,000	324,776
HCA Holdings, Inc.:
5% 3/15/24		185,000	192,678
5.875% 3/15/22		274,000	301,400
5.875% 2/15/26		85,000	89,250
7.5% 2/15/22		180,000	204,840
HealthSouth Corp.:
5.75% 11/1/24		150,000	154,688
5.75% 9/15/25		15,000	15,525
IMS Health, Inc. 5% 10/15/26 (b)		200,000	206,750
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	158,100
5.5% 2/1/21		120,000	125,100
Team Health, Inc. 7.25% 12/15/23 (b)		70,000	79,188
Tenet Healthcare Corp.:
6.75% 6/15/23		140,000	128,625
8.125% 4/1/22		655,000	640,263
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		280,000	242,200
5.5% 3/1/23 (b)		115,000	90,275
5.625% 12/1/21 (b)		155,000	127,100
5.875% 5/15/23 (b)		520,000	409,500
6.125% 4/15/25 (b)		205,000	161,950
6.75% 8/15/21 (b)		40,000	34,600
7.25% 7/15/22 (b)		25,000	21,750
7.5% 7/15/21 (b)		313,000	278,570
Vizient, Inc. 10.375% 3/1/24 (b)		80,000	89,200

TOTAL HEALTHCARE			5,204,458

Homebuilders/Real Estate - 3.8%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		405,000	396,900
Beazer Homes U.S.A., Inc. 7.25% 2/1/23 (c)		140,000	140,700
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		5,000	5,075
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)		15,000	14,963
6.5% 12/15/20 (b)		115,000	118,450
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	211,500
Future Land Development Holding Ltd. 6.25% 11/12/17 (Reg. S)		200,000	203,494
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		150,000	166,500
KWG Property Holding Ltd. 8.25% 8/5/19 (Reg. S)		200,000	212,850
Lodha Developers International Ltd. 12% 3/13/20 (Reg. S)		200,000	200,000
Logan Property Holdings Co. Ltd. 11.25% 6/4/19 (Reg. S)		200,000	217,986
Marquee Land Pte. Ltd. 9.75% 8/5/19 (Reg. S)		200,000	215,760
Powerlong Real Estate Holding Ltd. 7.625% 11/26/18 (Reg. S)		200,000	211,080
Ryland Group, Inc. 5.375% 10/1/22		55,000	57,819
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		30,000	29,475
6.125% 4/1/25 (b)		30,000	29,550
Shimao Property Holdings Ltd. 8.125% 1/22/21 (Reg. S)		200,000	218,502
Shui On Development Holding Ltd. 8.7% 5/19/18 (Reg. S)		200,000	212,742
Theta Capital Pte Ltd. 7% 4/11/22 (Reg. S)		200,000	211,651
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	218,493
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	81,900
William Lyon Homes, Inc. 8.5% 11/15/20		215,000	225,213
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)		265,000	257,050

TOTAL HOMEBUILDERS/REAL ESTATE			3,857,653

Insurance - 0.4%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		100,000	101,750
Assicurazioni Generali SpA 10.125% 7/10/42 (c)	EUR	100,000	141,888
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		140,000	143,108

TOTAL INSURANCE			386,746

Leisure - 0.1%
24 Hour Holdings III LLC 8% 6/1/22 (b)		100,000	83,000
Metals/Mining - 2.4%
Abja Investment Co. Pte Ltd. 5.95% 7/31/24 (Reg. S)		200,000	201,344
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)		210,000	1,050
Anglo American Capital PLC 1.75% 4/3/18 (Reg. S)	EUR	100,000	111,149
ArcelorMittal SA:
3% 3/25/19 (Reg. S)	EUR	100,000	114,600
3.125% 1/14/22 (Reg. S)	EUR	100,000	112,416
Bluescope Steel Ltd./Bluescope Steel Finance:
6.5% 5/15/21 (b)		25,000	26,378
7.125% 5/1/18 (b)		18,000	18,360
Compania Minera Ares SAC 7.75% 1/23/21 (b)		200,000	215,750
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		400,000	404,500
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		40,000	43,700
MMC Finance Ltd. 6.625% 10/14/22 (Reg. S)		200,000	223,000
Novelis Corp. 5.875% 9/30/26 (b)		70,000	70,875
Peabody Energy Corp. 10% 3/15/22 (b)(d)		85,000	61,413
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		55,000	51,700
Southern Copper Corp. 7.5% 7/27/35		250,000	294,147
Teck Resources Ltd.:
8% 6/1/21 (b)		45,000	49,163
8.5% 6/1/24 (b)		120,000	138,900
Vale Overseas Ltd. 5.875% 6/10/21		100,000	106,625
Vedanta Resources PLC 8.25% 6/7/21 (Reg. S)		200,000	204,760
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)		155,000	0

TOTAL METALS/MINING			2,449,830

Paper - 0.3%
Lecta SA 6.5% 8/1/23 (Reg. S)	EUR	100,000	110,461
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	200,000	238,212

TOTAL PAPER			348,673

Publishing/Printing - 0.8%
Cenveo Corp. 6% 8/1/19 (b)		145,000	127,600
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		250,000	270,625
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		410,000	414,613

TOTAL PUBLISHING/PRINTING			812,838

Railroad - 0.1%
RZD Capital Ltd. 3.3744% 5/20/21 (Reg. S)	EUR	100,000	113,782
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.625% 1/15/22 (b)		70,000	72,275
Arcos Dorados Holdings, Inc. 6.625% 9/27/23 (Reg. S)		100,000	104,500
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		195,000	202,800
5.25% 6/1/26 (b)		100,000	104,250
Landry's Acquisition Co. 6.75% 10/15/24 (b)		55,000	56,100

TOTAL RESTAURANTS			539,925

Services - 3.5%
APX Group, Inc.:
6.375% 12/1/19		140,000	144,375
7.875% 12/1/22		370,000	389,429
8.75% 12/1/20		1,000,000	967,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 6.375% 4/1/24 (b)		155,000	155,775
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		95,000	82,888
Ephios Holdco II PLC 8.25% 7/1/23 (Reg. S)	EUR	100,000	118,294
Everi Payments, Inc. 10% 1/15/22		35,000	33,381
FTI Consulting, Inc. 6% 11/15/22		175,000	183,750
Garda World Security Corp.:
7.25% 11/15/21 (b)		200,000	191,000
7.25% 11/15/21 (b)		100,000	95,500
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	174,900
Laureate Education, Inc. 10% 9/1/19 (b)(c)		920,000	851,000
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		70,000	68,600
TMS International Corp. 7.625% 10/15/21 (b)		55,000	45,375
United Rentals North America, Inc.:
5.5% 7/15/25		60,000	60,750
5.5% 5/15/27 (e)		45,000	44,775

TOTAL SERVICES			3,607,292

Steel - 0.8%
EVRAZ Group SA 6.5% 4/22/20 (b)		200,000	205,498
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		200,000	201,750
Metinvest BV 10.25% 11/30/16 (b)		79,178	67,697
Steel Capital SA 5.9% 10/17/22 (Reg. S)		200,000	216,466
Thyssenkrupp AG 3.125% 10/25/19 (Reg. S)	EUR	80,000	92,979

TOTAL STEEL			784,390

Super Retail - 0.9%
InRetail Shopping Malls 6.5% 7/9/21 (b)		200,000	210,500
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	257,400
7.4% 4/1/37		85,000	77,775
L Brands, Inc. 6.875% 11/1/35		90,000	95,400
MPM Global Pte Ltd. 6.75% 9/19/19 (Reg. S)		100,000	104,442
Netflix, Inc. 4.375% 11/15/26 (b)		110,000	108,213
Sally Holdings LLC 5.625% 12/1/25		70,000	74,725

TOTAL SUPER RETAIL			928,455

Technology - 2.5%
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (b)		200,000	197,360
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	132,975
CDW LLC/CDW Finance Corp. 6% 8/15/22		155,000	164,300
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)		65,000	68,507
7.125% 6/15/24 (b)		65,000	71,205
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		25,000	25,813
Lucent Technologies, Inc. 6.45% 3/15/29		425,000	468,563
Micron Technology, Inc.:
5.25% 1/15/24 (b)		60,000	58,500
5.5% 2/1/25		85,000	83,326
Parametric Technology Corp. 6% 5/15/24		20,000	21,150
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		75,000	85,781
Sabre GLBL, Inc. 5.25% 11/15/23 (b)		85,000	87,231
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	124,350
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		320,000	357,702
STATS ChipPAC Ltd. 8.5% 11/24/20 (Reg. S)		200,000	207,260
Western Digital Corp. 10.5% 4/1/24 (b)		110,000	127,050
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		191,000	200,550
13.375% 10/15/19		15,000	16,050

TOTAL TECHNOLOGY			2,497,673

Telecommunications - 10.9%
Altice Financing SA:
6.625% 2/15/23 (b)		200,000	206,000
7.5% 5/15/26 (b)		200,000	206,000
Altice Finco SA:
7.625% 2/15/25 (b)		600,000	594,000
8.125% 1/15/24 (b)		200,000	205,000
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		200,000	212,500
8.625% 5/6/19 (Reg. S)		200,000	212,500
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	176,250
Cellnex Telecom Sau 2.375% 1/16/24 (Reg. S)	EUR	200,000	223,008
Digicel Group Ltd. 6% 4/15/21 (Reg. S)		200,000	178,940
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		130,000	130,975
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		245,000	249,288
Frontier Communications Corp.:
8.875% 9/15/20		40,000	42,500
10.5% 9/15/22		70,000	72,800
GCI, Inc. 6.875% 4/15/25		85,000	86,275
Globo Comunicacao e Participacoes SA:
4.875% 4/11/22 (Reg. S)		250,000	257,500
5.307% 5/11/22 (Reg. S) (f)		200,000	204,040
GTH Finance BV:
6.25% 4/26/20 (b)		200,000	208,824
7.25% 4/26/23 (b)		200,000	212,900
Intelsat Jackson Holdings SA:
5.5% 8/1/23		165,000	109,313
8% 2/15/24 (b)		260,000	261,300
Intelsat Luxembourg SA 8.125% 6/1/23		285,000	94,050
Millicom International Cellular SA 6.625% 10/15/21 (b)		200,000	209,260
MTS International Funding Ltd. 5% 5/30/23 (b)		350,000	361,830
Neptune Finco Corp.:
10.125% 1/15/23 (b)		350,000	394,625
10.875% 10/15/25 (b)		200,000	230,000
Play Topco SA 7.75% 2/28/20 (Reg. S) (c)	EUR	200,000	223,941
Sable International Finance Ltd. 6.875% 8/1/22 (b)		600,000	621,000
SFR Group SA 7.375% 5/1/26 (b)		255,000	257,550
Sprint Capital Corp.:
6.875% 11/15/28		205,000	188,600
6.9% 5/1/19		615,000	647,288
8.75% 3/15/32		115,000	116,725
Sprint Communications, Inc. 6% 11/15/22		40,000	37,275
Sprint Corp.:
7.125% 6/15/24		370,000	347,800
7.25% 9/15/21		10,000	10,238
7.875% 9/15/23		540,000	534,600
T-Mobile U.S.A., Inc.:
6% 4/15/24		120,000	127,650
6.25% 4/1/21		180,000	187,425
6.5% 1/15/26		120,000	131,544
6.625% 4/1/23		325,000	345,371
6.731% 4/28/22		205,000	214,225
6.836% 4/28/23		285,000	304,380
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		200,000	209,371
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	100,000	113,214
4.875% 9/25/20 (Reg. S)	EUR	100,000	123,829
5.25% 3/17/55	EUR	100,000	111,422
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		200,000	208,500
UPCB Finance IV Ltd. 4% 1/15/27 (Reg. S)	EUR	300,000	323,150
Wind Acquisition Finance SA 4% 7/15/20 (Reg S.)	EUR	350,000	389,976

TOTAL TELECOMMUNICATIONS			11,114,752

Textiles/Apparel - 0.2%
Novalis Sas 3% 4/30/22 (Reg. S)	EUR	200,000	223,974
Transportation Ex Air/Rail - 0.4%
eHi Car Service Co. Ltd. 7.5% 12/8/18 (Reg. S)		200,000	210,999
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		155,000	117,025
Teekay Corp. 8.5% 1/15/20		5,000	4,550
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		27,000	28,553
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)		155,000	29,450

TOTAL TRANSPORTATION EX AIR/RAIL			390,577

Utilities - 6.1%
Calpine Corp. 7.875% 1/15/23 (b)		170,000	178,288
Dynegy, Inc.:
6.75% 11/1/19		125,000	126,511
7.375% 11/1/22		105,000	101,259
7.625% 11/1/24		150,000	143,625
8% 1/15/25 (b)		40,000	38,600
Enel SpA 5% 1/15/75 (c)	EUR	300,000	351,143
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		31,737	40,306
12.25% 3/1/22 (b)(d)		650,609	837,660
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		60,000	57,300
7% 6/15/23		85,000	81,175
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	194,754
InterGen NV 7% 6/30/23 (b)		610,000	516,975
Listrindo Capital BV 4.95% 9/14/26 (b)		200,000	202,006
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		200,000	258,500
NRG Energy, Inc. 6.625% 3/15/23		310,000	309,225
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		330,992	355,816
Petrobras Global Finance BV 4.75% 1/14/25	EUR	400,000	419,615
Petrobras International Finance Co. Ltd. 5.375% 1/27/21		500,000	495,100
PPL Energy Supply LLC 6.5% 6/1/25		65,000	54,275
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		410,000	389,500
RWE AG 2.75% 4/21/75 (Reg. S) (c)	EUR	200,000	205,103
TXU Corp.:
5.55% 11/15/14 (d)		1,361,000	408,300
6.5% 11/15/24 (d)		475,000	142,500
6.55% 11/15/34 (d)		1,000,000	300,000

TOTAL UTILITIES			6,207,536

TOTAL NONCONVERTIBLE BONDS
(Cost $86,217,157)			84,741,189
		Shares	Value

Common Stocks - 1.5%
Automotive & Auto Parts - 0.3%
Chassix Holdings, Inc. (g)		3,510	110,249
General Motors Co.		5,768	182,269

TOTAL AUTOMOTIVE & AUTO PARTS			292,518

Broadcasting - 0.0%
Cumulus Media, Inc. Class A (g)		10,375	14,318
Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,500	198,875
Energy - 0.2%
Extraction Oil & Gas, Inc.		1,041	22,236
Ovation Acquisition I LLC (h)		60,306	1
Pacific Exploration and Production Corp. warrants		2,200	65,472
The Williams Companies, Inc.		1,900	55,480

TOTAL ENERGY			143,189

Healthcare - 0.3%
HCA Holdings, Inc. (g)		3,300	252,549
Legend Acquisition, Inc. (g)		2,128	29,792
Legend Acquisition, Inc.:
Class A warrants (g)		2,195	0
Class B warrants (g)		2,894	0

TOTAL HEALTHCARE			282,341

Hotels - 0.2%
Extended Stay America, Inc. unit		15,000	214,500
Metals/Mining - 0.0%
Warrior Met Coal LLC Class A (h)		81	20,912
Services - 0.2%
ARAMARK Holdings Corp.		2,800	104,244
United Rentals, Inc. (g)		1,300	98,358
WP Rocket Holdings, Inc. (g)(h)		356,213	21,373

TOTAL SERVICES			223,975

Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (g)		12,187	15,234
Utilities - 0.1%
NRG Yield, Inc. Class C		7,000	107,800
TOTAL COMMON STOCKS
(Cost $2,643,201)			1,513,662

Convertible Preferred Stocks - 0.6%
Healthcare - 0.5%
Allergan PLC 5.50%		400	307,600
Teva Pharmaceutical Industries Ltd. 7%		250	189,675

TOTAL HEALTHCARE			497,275

Utilities - 0.1%
Dynegy, Inc. 7.00% (g)		1,600	119,616
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $769,231)			616,891
		Principal Amount(a)	Value

Bank Loan Obligations - 2.5%
Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19		44,659	45,775
Energy - 0.6%
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		60,000	64,425
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (c)		85,000	90,791
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.7528% 5/16/21 (c)		255,000	243,686
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		34,450	34,821
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		157,186	111,434
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		48,375	13,605
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		60,000	33,338
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		27,907	27,942

TOTAL ENERGY			620,042

Food & Drug Retail - 0.0%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (c)		27,529	27,816
Gaming - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		113,509	114,077
Healthcare - 0.1%
U.S. Renal Care, Inc. Tranche 2LN, term loan 9% 12/31/23 (c)		110,000	105,050
Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (c)		55,000	55,046
Services - 0.6%
Ancestry.Com Operations, Inc.:
Tranche 2LN, term loan 9.25% 10/19/24 (c)		130,000	131,625
Tranche B 1LN, term loan 5.25% 10/19/23 (c)		230,000	230,359
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (c)		193,050	193,050

TOTAL SERVICES			555,034

Technology - 0.7%
Compuware Corp. term loan 9.25% 12/12/22 (c)		120,000	116,100
Kronos, Inc. term loan:
10/20/23 (i)		295,000	296,174
10/20/24 (i)		115,000	118,434
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		107,250	106,893
Tranche 2LN, term loan 8% 4/9/22 (c)		95,000	93,179

TOTAL TECHNOLOGY			730,780

Telecommunications - 0.2%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		245,000	234,002
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (c)		6,325	6,329

TOTAL TELECOMMUNICATIONS			240,331

TOTAL BANK LOAN OBLIGATIONS
(Cost $2,421,632)			2,493,951

Preferred Securities - 6.1%
Banks & Thrifts - 4.0%
Bank of East Asia Ltd. 8.5% (c)(j)		100,000	117,609
Barclays Bank PLC 7.625% 11/21/22		455,000	523,346
Barclays PLC 8% (c)(j)	EUR	200,000	227,032
Chong Hing Bank Ltd. 6.5% (c)(j)		200,000	212,161
Citigroup, Inc. 5.35% (c)(j)		680,000	687,456
Credit Agricole SA:
6.5%(Reg S.) (c)(j)	EUR	200,000	226,559
6.625% (b)(c)(j)		315,000	308,573
8.125% (b)(c)(j)		200,000	216,509
Intesa Sanpaolo SpA 8.047% (c)(j)	EUR	350,000	422,427
Royal Bank of Scotland Group PLC:
7.0916% (c)(j)	EUR	50,000	54,476
8% (c)(j)		450,000	430,665
8.625% (c)(j)		200,000	200,998
Standard Chartered PLC 7.5% (b)(c)(j)		200,000	204,459
Woori Bank 4.5% (Reg. S) (c)(j)		200,000	200,383

TOTAL BANKS & THRIFTS			4,032,653

Cable/Satellite TV - 0.1%
SES SA 4.625% (Reg. S) (c)(j)	EUR	100,000	114,791
Chemicals - 0.1%
Solvay SA 5.869%(Reg. S) (c)(j)	EUR	100,000	123,081
Consumer Products - 0.5%
Cosan Overseas Ltd. 8.25% (j)		500,000	507,990
Diversified Financial Services - 0.2%
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (c)(j)	EUR	150,000	172,462
Energy - 0.2%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (c)(j)	EUR	200,000	235,125
Homebuilders/Real Estate - 0.2%
Grand City Properties SA 3.75% (c)(j)	EUR	200,000	229,075
Insurance - 0.1%
Groupama SA 6.298% (c)(j)	EUR	100,000	107,936
Telecommunications - 0.7%
Koninklijke KPN NV 6.125% (Reg S.) (c)(j)	EUR	200,000	237,231
Telefonica Europe BV:
5% (Reg. S) (c)(j)	EUR	300,000	352,171
6.5% (Reg. S) (c)(j)	EUR	100,000	117,872

TOTAL TELECOMMUNICATIONS			707,274

TOTAL PREFERRED SECURITIES
(Cost $6,301,047)			6,230,387
		Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 0.41% (k)
(Cost $4,986,276)		4,985,648	4,987,144
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $103,338,544)			100,583,224
NET OTHER ASSETS (LIABILITIES) - 1.2%			1,266,689
NET ASSETS - 100%			$101,849,913

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,711,320 or 38.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Non-income producing

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,285 or 0.0% of net assets.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ovation Acquisition I LLC	12/23/15	$603
Warrior Met Coal LLC Class A	9/19/13 - 3/19/14	$154,316
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$184,731

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,063
Fidelity Securities Lending Cash Central Fund	3
Total	$10,066

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$625,580	$515,331	$--	$110,249
Consumer Staples	1	--	--	1
Energy	141,864	55,480	--	86,384
Financials	22,236	22,236	--	--
Health Care	779,616	560,149	189,675	29,792
Industrials	119,731	98,358	--	21,373
Materials	198,875	198,875	--	--
Telecommunication Services	15,234	15,234	--	--
Utilities	227,416	227,416	--	--
Corporate Bonds	84,741,189	--	84,672,413	68,776
Bank Loan Obligations	2,493,951	--	2,448,176	45,775
Preferred Securities	6,230,387	--	6,230,387	--
Money Market Funds	4,987,144	4,987,144	--	--
Total Investments in Securities:	$100,583,224	$6,680,223	$93,540,651	$362,350

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	51.6%
Luxembourg	8.3%
Netherlands	6.1%
Cayman Islands	4.0%
United Kingdom	3.4%
Canada	3.2%
Ireland	2.3%
France	2.2%
Argentina	2.2%
Mexico	2.1%
Italy	1.4%
Brazil	1.4%
Singapore	1.2%
British Virgin Islands	1.2%
Germany	1.2%
Others (Individually Less Than 1%)	8.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $98,352,268)	$95,596,080
Fidelity Central Funds (cost $4,986,276)	4,987,144
Total Investments (cost $103,338,544)		$100,583,224
Cash		331,306
Receivable for investments sold		183,873
Receivable for fund shares sold		108,842
Dividends receivable		12,115
Interest receivable		1,568,195
Distributions receivable from Fidelity Central Funds		1,757
Prepaid expenses		265
Receivable from investment adviser for expense reductions		11,663
Other receivables		6
Total assets		102,801,246
Liabilities
Payable for investments purchased
Regular delivery	$622,448
Delayed delivery	45,000
Payable for fund shares redeemed	86,205
Distributions payable	67,992
Accrued management fee	60,992
Distribution and service plan fees payable	5,068
Other affiliated payables	19,877
Other payables and accrued expenses	43,751
Total liabilities		951,333
Net Assets		$101,849,913
Net Assets consist of:
Paid in capital		$106,892,527
Undistributed net investment income		186,107
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,469,522)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,759,199)
Net Assets		$101,849,913
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,011,830 ÷ 859,576 shares)		$9.32
Maximum offering price per share (100/96.00 of $9.32)		$9.71
Class T:
Net Asset Value and redemption price per share ($1,898,327 ÷ 203,678 shares)		$9.32
Maximum offering price per share (100/96.00 of $9.32)		$9.71
Class C:
Net Asset Value and offering price per share ($3,745,860 ÷ 401,861 shares)(a)		$9.32
Global High Income:
Net Asset Value, offering price and redemption price per share ($85,970,028 ÷ 9,222,747 shares)		$9.32
Class I:
Net Asset Value, offering price and redemption price per share ($2,223,868 ÷ 238,575 shares)		$9.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2016 (Unaudited)
Investment Income
Dividends		$282,497
Interest		2,997,123
Income from Fidelity Central Funds		10,066
Total income		3,289,686
Expenses
Management fee	$363,543
Transfer agent fees	112,489
Distribution and service plan fees	28,034
Accounting and security lending fees	21,256
Custodian fees and expenses	11,609
Independent trustees' fees and expenses	219
Registration fees	24,201
Audit	39,942
Legal	(1,441)
Miscellaneous	698
Total expenses before reductions	600,550
Expense reductions	(56,138)	544,412
Net investment income (loss)		2,745,274
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	117,546
Fidelity Central Funds	(45)
Foreign currency transactions	8,230
Total net realized gain (loss)		125,731
Change in net unrealized appreciation (depreciation) on: Investment securities	2,305,505
Assets and liabilities in foreign currencies	(11,301)
Total change in net unrealized appreciation (depreciation)		2,294,204
Net gain (loss)		2,419,935
Net increase (decrease) in net assets resulting from operations		$5,165,209

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,745,274	$6,251,820
Net realized gain (loss)	125,731	(3,365,369)
Change in net unrealized appreciation (depreciation)	2,294,204	(4,945,526)
Net increase (decrease) in net assets resulting from operations	5,165,209	(2,059,075)
Distributions to shareholders from net investment income	(2,476,644)	(6,161,519)
Share transactions - net increase (decrease)	(7,083,374)	(20,379,577)
Redemption fees	23,330	37,133
Total increase (decrease) in net assets	(4,371,479)	(28,563,038)
Net Assets
Beginning of period	106,221,392	134,784,430
End of period	$101,849,913	$106,221,392
Other Information
Undistributed net investment income end of period	$186,107	$–
Distributions in excess of net investment income end of period	$–	$(82,523)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.238	.462	.476	.506	.526	.476
Net realized and unrealized gain (loss)	.224	(.541)	(.293)C	(.036)	.714	(.317)
Total from investment operations	.462	(.079)	.183	.470	1.240	.159
Distributions from net investment income	(.214)	(.454)	(.486)	(.483)	(.477)	(.423)
Distributions from net realized gain	–	–	(.310)	(.239)	(.046)	–
Total distributions	(.214)	(.454)	(.796)	(.722)	(.523)	(.423)
Redemption fees added to paid in capitalB	.002	.003	.003	.002	.003	.004
Net asset value, end of period	$9.32	$9.07	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	5.16%	(.65)%	1.97%C	4.86%	13.13%	1.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.32%I	1.38%	1.28%	1.23%	1.24%	1.38%I
Expenses net of fee waivers, if any	1.25%I	1.25%	1.25%	1.23%	1.24%	1.25%I
Expenses net of all reductions	1.25%I	1.25%	1.25%	1.23%	1.24%	1.25%I
Net investment income (loss)	5.12%I	5.11%	4.82%	5.03%	5.25%	5.15%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,012	$6,187	$7,036	$8,000	$6,419	$10,102
Portfolio turnover rateJ	46%I	41%	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.93%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class T

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.238	.462	.474	.504	.523	.477
Net realized and unrealized gain (loss)	.224	(.541)	(.291)C	(.036)	.712	(.318)
Total from investment operations	.462	(.079)	.183	.468	1.235	.159
Distributions from net investment income	(.214)	(.454)	(.486)	(.481)	(.472)	(.423)
Distributions from net realized gain	–	–	(.310)	(.239)	(.046)	–
Total distributions	(.214)	(.454)	(.796)	(.720)	(.518)	(.423)
Redemption fees added to paid in capitalB	.002	.003	.003	.002	.003	.004
Net asset value, end of period	$9.32	$9.07	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	5.16%	(.65)%	1.98%C	4.84%	13.08%	1.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.43%I	1.48%	1.40%	1.35%	1.25%	1.39%I
Expenses net of fee waivers, if any	1.25%I	1.25%	1.25%	1.25%	1.25%	1.25%I
Expenses net of all reductions	1.25%I	1.25%	1.25%	1.25%	1.25%	1.25%I
Net investment income (loss)	5.12%I	5.11%	4.82%	5.01%	5.24%	5.15%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,898	$1,436	$1,745	$1,595	$1,349	$9,362
Portfolio turnover rateJ	46%I	41%	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.94%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.204	.394	.401	.428	.448	.407
Net realized and unrealized gain (loss)	.223	(.540)	(.292)C	(.035)	.712	(.317)
Total from investment operations	.427	(.146)	.109	.393	1.160	.090
Distributions from net investment income	(.179)	(.387)	(.412)	(.406)	(.397)	(.354)
Distributions from net realized gain	–	–	(.310)	(.239)	(.046)	–
Total distributions	(.179)	(.387)	(.722)	(.645)	(.443)	(.354)
Redemption fees added to paid in capitalB	.002	.003	.003	.002	.003	.004
Net asset value, end of period	$9.32	$9.07	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	4.76%	(1.39)%	1.22%C	4.05%	12.23%	1.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.13%I	2.20%	2.12%	2.05%	2.01%	2.15%I
Expenses net of fee waivers, if any	2.00%I	2.00%	2.00%	2.00%	2.00%	2.00%I
Expenses net of all reductions	2.00%I	2.00%	2.00%	2.00%	2.00%	2.00%I
Net investment income (loss)	4.37%I	4.36%	4.07%	4.26%	4.49%	4.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,746	$3,437	$3,811	$3,720	$2,941	$9,878
Portfolio turnover rateJ	46%I	41%	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.18%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$9.60	$10.21	$10.47	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.250	.486	.508	.534	.555	.495
Net realized and unrealized gain (loss)	.224	(.542)	(.301)C	(.046)	.724	(.312)
Total from investment operations	.474	(.056)	.207	.488	1.279	.183
Distributions from net investment income	(.226)	(.477)	(.510)	(.511)	(.506)	(.447)
Distributions from net realized gain	–	–	(.310)	(.239)	(.046)	–
Total distributions	(.226)	(.477)	(.820)	(.750)	(.552)	(.447)
Redemption fees added to paid in capitalB	.002	.003	.003	.002	.003	.004
Net asset value, end of period	$9.32	$9.07	$9.60	$10.21	$10.47	$9.74
Total ReturnD,E	5.29%	(.40)%	2.23%C	5.05%	13.56%	2.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.20%	1.05%	.95%	.96%	1.07%H
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	.95%	.96%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	1.00%	.95%	.96%	1.00%H
Net investment income (loss)	5.37%H	5.35%	5.07%	5.30%	5.53%	5.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$85,970	$93,256	$119,712	$344,206	$345,210	$197,480
Portfolio turnover rateI	46%H	41%	44%	72%	55%	36%J

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$9.60	$10.21	$10.47	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.250	.483	.501	.532	.549	.499
Net realized and unrealized gain (loss)	.224	(.539)	(.293)C	(.046)	.728	(.317)
Total from investment operations	.474	(.056)	.208	.486	1.277	.182
Distributions from net investment income	(.226)	(.477)	(.511)	(.509)	(.504)	(.446)
Distributions from net realized gain	–	–	(.310)	(.239)	(.046)	–
Total distributions	(.226)	(.477)	(.821)	(.748)	(.550)	(.446)
Redemption fees added to paid in capitalB	.002	.003	.003	.002	.003	.004
Net asset value, end of period	$9.32	$9.07	$9.60	$10.21	$10.47	$9.74
Total ReturnD,E	5.29%	(.40)%	2.23%C	5.03%	13.54%	2.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.10%	1.02%	.97%	.98%	1.13%H
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	.97%	.98%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	1.00%	.97%	.98%	1.00%H
Net investment income (loss)	5.37%H	5.35%	5.07%	5.28%	5.51%	5.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,224	$1,905	$2,481	$5,344	$6,049	$11,617
Portfolio turnover rateI	46%H	41%	44%	72%	55%	36%J

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global High Income Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,357,535
Gross unrealized depreciation	(6,633,070)
Net unrealized appreciation (depreciation) on securities	$(2,275,535)
Tax cost	$102,858,759

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,315,528)
Long-term	(1,276,696)
Total capital loss carryforward	$(2,592,224)

The Fund intends to elect to defer to its next fiscal year $428,007 of capital losses recognized during the period November 1, 2015 to April 30, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $22,481,428 and $27,444,954, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,737	$262
Class T	-%	.25%	1,890	–
Class C	.75%	.25%	17,407	4,142
			$28,034	$4,404

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$239
Class T	759
Class C(a)	263
$1,261

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,551.19
Class T	2,193.29
Class C	4,413.25
Global High Income	97,153.22
Class I	2,179.21
	$ 112,489

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $170 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$2,510
Class T	1.25%	1,357
Class C	2.00%	2,366
Global High Income	1.00%	48,656
Class I	1.00%	1,017
		$55,906

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $229.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2016	Year ended April 30, 2016
From net investment income
Class A	$161,562	$323,762
Class T	35,046	79,903
Class C	67,595	150,970
Global High Income	2,161,527	5,458,208
Class I	50,914	148,676
Total	$2,476,644	$6,161,519

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2016	Year ended April 30, 2016	Six months ended October 31, 2016	Year ended April 30, 2016
Class A
Shares sold	222,372	157,252	$2,062,554	$1,422,895
Reinvestment of distributions	16,306	32,992	151,056	297,671
Shares redeemed	(60,914)	(241,453)	(562,430)	(2,170,274)
Net increase (decrease)	177,764	(51,209)	$1,651,180	$(449,708)
Class T
Shares sold	66,942	37,827	$628,420	$339,624
Reinvestment of distributions	3,541	8,329	32,767	75,115
Shares redeemed	(25,099)	(69,705)	(233,442)	(627,856)
Net increase (decrease)	45,384	(23,549)	$427,745	$(213,117)
Class C
Shares sold	63,556	150,954	$591,532	$1,353,877
Reinvestment of distributions	6,255	14,343	57,866	129,529
Shares redeemed	(46,724)	(183,576)	(429,930)	(1,640,260)
Net increase (decrease)	23,087	(18,279)	$219,468	$(156,854)
Global High Income
Shares sold	1,469,275	3,468,417	$13,532,275	$31,565,075
Reinvestment of distributions	193,179	519,268	1,786,459	4,696,700
Shares redeemed	(2,716,424)	(6,182,571)	(24,963,427)	(55,426,381)
Net increase (decrease)	(1,053,970)	(2,194,886)	$(9,644,693)	$(19,164,606)
Class I
Shares sold	47,999	116,138	$439,650	$1,078,461
Reinvestment of distributions	2,461	5,400	22,783	48,617
Shares redeemed	(21,865)	(169,995)	(199,507)	(1,522,370)
Net increase (decrease)	28,595	(48,457)	$262,926	$(395,292)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Class A	1.25%
Actual		$1,000.00	$1,051.60	$6.46
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class T	1.25%
Actual		$1,000.00	$1,051.60	$6.46
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class C	2.00%
Actual		$1,000.00	$1,047.60	$10.32
Hypothetical-C		$1,000.00	$1,015.12	$10.16
Global High Income	1.00%
Actual		$1,000.00	$1,052.90	$5.17
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class I	1.00%
Actual		$1,000.00	$1,052.90	$5.17
Hypothetical-C		$1,000.00	$1,020.16	$5.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one- and three-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Global High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Global High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2015. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. All classes are above the median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although all classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AGHI-SANN-1216
1.926292.105

Fidelity® Series High Income Fund Fidelity® Series High Income Fund Class F Semi-Annual Report October 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Valeant Pharmaceuticals International, Inc.	2.9	2.1
Laureate Education, Inc.	2.7	3.0
Community Health Systems, Inc.	2.3	2.4
Tenet Healthcare Corp.	1.7	2.4
Chesapeake Energy Corp.	1.7	0.9
	11.3

Top Five Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	13.8	12.6
Energy	12.6	8.2
Telecommunications	8.1	10.3
Banks & Thrifts	6.8	6.3
Services	5.7	6.9

Quality Diversification (% of fund's net assets)

As of October 31, 2016
BBB	0.6%
BB	30.3%
B	40.7%
CCC,CC,C	19.0%
Not Rated	0.6%
Equities	1.2%
Short-Term Investments and Net Other Assets	7.6%

As of April 30, 2016
BBB	1.0%
BB	31.4%
B	43.0%
CCC,CC,C	18.0%
Not Rated	0.9%
Equities	1.0%
Short-Term Investments and Net Other Assets	4.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2016*
Nonconvertible Bonds	79.1%
Convertible Bonds, Preferred Stocks	0.8%
Common Stocks	0.4%
Bank Loan Obligations	6.8%
Other Investments	5.3%
Short-Term Investments and Net Other Assets (Liabilities)	7.6%

 * Foreign investments - 22.9%

As of April 30, 2016*
Nonconvertible Bonds	80.9%
Convertible Bonds, Preferred Stocks	0.6%
Common Stocks	0.5%
Bank Loan Obligations	8.3%
Other Investments	5.0%
Short-Term Investments and Net Other Assets (Liabilities)	4.7%

 * Foreign investments - 23.0%

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.1%
	Principal Amount	Value
Convertible Bonds - 0.0%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (a)	$1,814,000	$1,168,896
Nonconvertible Bonds - 79.1%
Aerospace - 0.1%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)	3,480,000	3,660,542
Air Transportation - 0.1%
XPO Logistics, Inc. 6.125% 9/1/23 (b)	4,480,000	4,608,800
Automotive & Auto Parts - 0.5%
Allison Transmission, Inc. 5% 10/1/24 (b)	7,155,000	7,298,100
American Tire Distributors, Inc. 10.25% 3/1/22 (b)	4,590,000	4,219,954
Tenneco, Inc. 5% 7/15/26	4,145,000	4,165,725
The Goodyear Tire & Rubber Co. 5% 5/31/26	5,225,000	5,270,719
		20,954,498
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
4.25% 4/15/21	4,770,000	4,817,700
5.75% 11/20/25	17,635,000	18,053,831
Royal Bank of Scotland Group PLC 5.125% 5/28/24	22,330,000	22,115,141
		44,986,672
Broadcasting - 0.9%
CBS Radio, Inc. 7.25% 11/1/24 (b)	3,765,000	3,910,894
Clear Channel Communications, Inc.:
5.5% 12/15/16	13,185,000	12,987,225
10% 1/15/18	8,070,000	5,729,700
Gray Television, Inc. 5.875% 7/15/26 (b)	2,805,000	2,790,975
iHeartCommunications, Inc.:
9% 9/15/22	4,755,000	3,376,050
10.625% 3/15/23	6,900,000	4,976,625
Sirius XM Radio, Inc. 5.375% 7/15/26 (b)	5,670,000	5,758,622
		39,530,091
Building Materials - 0.7%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)	4,600,000	4,646,000
Building Materials Corp. of America 6% 10/15/25 (b)	4,195,000	4,477,953
CEMEX Finance LLC 6% 4/1/24 (b)	4,695,000	4,859,325
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	2,910,000	3,295,575
Standard Industries, Inc. 5.5% 2/15/23 (b)	7,430,000	7,727,200
U.S. Concrete, Inc. 6.375% 6/1/24	2,770,000	2,880,800
USG Corp. 5.5% 3/1/25 (b)	2,770,000	2,950,050
		30,836,903
Cable/Satellite TV - 4.5%
Altice SA 7.75% 5/15/22 (b)	58,320,000	60,907,950
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	10,690,000	10,936,405
5.5% 5/15/26 (b)	15,835,000	16,151,700
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	8,450,000	8,745,750
5.5% 5/1/26 (b)	7,285,000	7,462,608
5.75% 9/1/23	8,740,000	9,220,700
5.875% 4/1/24 (b)	17,080,000	18,062,100
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)	9,500,000	9,357,500
CSC Holdings, Inc. 5.5% 4/15/27 (b)	10,810,000	10,965,394
DISH DBS Corp.:
5.875% 7/15/22	4,135,000	4,269,388
6.75% 6/1/21	4,995,000	5,366,528
7.75% 7/1/26	2,390,000	2,624,531
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	6,986,286
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	1,550,000	1,563,563
VTR Finance BV 6.875% 1/15/24 (b)	2,000,000	2,092,500
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	14,260,000	14,081,750
		188,794,653
Capital Goods - 1.5%
AECOM Technology Corp. 5.75% 10/15/22	4,425,000	4,644,392
Belden, Inc. 5.25% 7/15/24 (b)	7,435,000	7,490,763
General Cable Corp. 5.75% 10/1/22 (c)	34,701,000	32,792,445
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	30,105,000	17,987,738
		62,915,338
Chemicals - 2.7%
A. Schulman, Inc. 6.875% 6/1/23 (b)	5,155,000	5,245,213
Blue Cube Spinco, Inc.:
9.75% 10/15/23	7,655,000	8,994,625
10% 10/15/25	8,125,000	9,750,000
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	7,285,000	6,520,075
Momentive Performance Materials, Inc. 3.88% 10/24/21	23,676,000	21,071,640
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)	27,576,000	3
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (b)	2,675,000	2,822,125
Tronox Finance LLC 6.375% 8/15/20	50,085,000	44,951,288
Valvoline Finco Two LLC 5.5% 7/15/24 (b)	2,075,000	2,189,125
Versum Materials, Inc. 5.5% 9/30/24 (b)	2,965,000	3,031,713
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	6,165,000	6,565,725
5.625% 10/1/24 (b)	2,475,000	2,679,188
		113,820,720
Consumer Products - 0.1%
Tempur Sealy International, Inc. 5.625% 10/15/23	4,855,000	5,024,925
Containers - 2.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.067% 5/15/21 (b)(c)	13,230,000	13,494,600
4.625% 5/15/23 (b)	14,285,000	14,427,850
7% 11/15/20 (b)	4,597,059	4,734,971
7.25% 5/15/24 (b)	1,155,000	1,218,525
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	16,541,000	16,706,410
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (b)	2,385,000	2,340,281
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	4,710,000	4,927,838
5.375% 1/15/25 (b)	6,140,000	6,324,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)	9,950,000	10,214,272
5.75% 10/15/20	10,205,000	10,473,187
Sealed Air Corp. 5.25% 4/1/23 (b)	5,920,000	6,216,000
		91,078,134
Diversified Financial Services - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21	6,995,000	7,271,303
Aircastle Ltd.:
4.625% 12/15/18	2,715,000	2,830,388
5% 4/1/23	3,195,000	3,306,825
5.125% 3/15/21	17,325,000	18,386,156
6.25% 12/1/19	8,475,000	9,227,156
CIT Group, Inc. 5% 8/15/22	9,475,000	10,102,719
FLY Leasing Ltd.:
6.375% 10/15/21	15,522,000	15,871,245
6.75% 12/15/20	4,975,000	5,186,438
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.875% 3/15/19	11,245,000	11,173,707
ILFC E-Capital Trust I 4% 12/21/65 (b)(c)	8,630,000	6,882,425
ILFC E-Capital Trust II 4.25% 12/21/65 (b)(c)	9,553,000	7,761,813
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	3,740,000	3,740,000
International Lease Finance Corp.:
4.625% 4/15/21	3,525,000	3,679,219
5.875% 8/15/22	2,230,000	2,455,854
8.625% 1/15/22	4,920,000	6,033,150
MSCI, Inc.:
4.75% 8/1/26 (b)	5,430,000	5,470,725
5.75% 8/15/25 (b)	3,635,000	3,864,550
Navient Corp.:
5% 10/26/20	2,425,000	2,394,688
6.625% 7/26/21	4,160,000	4,161,331
SLM Corp.:
4.875% 6/17/19	8,285,000	8,357,494
5.5% 1/25/23	3,030,000	2,749,725
6.125% 3/25/24	2,170,000	1,985,550
7.25% 1/25/22	5,925,000	5,984,250
8% 3/25/20	16,743,000	18,166,155
Springleaf Financial Corp. 8.25% 12/15/20	5,895,000	6,396,075
		173,438,941
Diversified Media - 1.8%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	9,895,000	9,944,475
7.625% 3/15/20	15,685,000	14,822,325
7.625% 3/15/20	2,135,000	2,065,613
Lamar Media Corp. 5.75% 2/1/26	3,345,000	3,581,324
MDC Partners, Inc. 6.5% 5/1/24 (b)	31,238,000	26,630,395
National CineMedia LLC 5.75% 8/15/26 (b)	4,780,000	4,923,400
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	15,730,000	16,044,600
		78,012,132
Energy - 12.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	3,450,000	3,631,125
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)	2,215,000	2,231,613
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	6,440,000	6,568,800
Antero Resources Finance Corp. 5.375% 11/1/21	3,765,000	3,821,475
Baytex Energy Corp.:
5.125% 6/1/21 (b)	3,495,000	2,944,538
5.625% 6/1/24 (b)	4,760,000	3,831,800
Callon Petroleum Co. 6.125% 10/1/24 (b)	2,060,000	2,121,800
Chesapeake Energy Corp.:
4.875% 4/15/22	24,015,000	20,412,750
5.375% 6/15/21	17,730,000	15,425,100
6.125% 2/15/21	7,370,000	6,743,550
8% 12/15/22 (b)	11,911,000	12,082,221
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	25,223,000	25,790,518
Concho Resources, Inc. 5.5% 4/1/23	395,000	404,085
Continental Resources, Inc.:
4.5% 4/15/23	4,815,000	4,586,288
5% 9/15/22	11,400,000	11,172,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	2,590,000	2,622,375
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	8,900,000	8,232,500
Denbury Resources, Inc.:
4.625% 7/15/23	7,584,000	5,517,360
5.5% 5/1/22	6,985,000	5,518,150
Ensco PLC:
4.5% 10/1/24	4,807,000	3,845,600
4.7% 3/15/21	1,435,000	1,325,223
5.2% 3/15/25	2,605,000	2,119,011
5.75% 10/1/44	7,160,000	4,779,300
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,375,000	935,000
Gulfmark Offshore, Inc. 6.375% 3/15/22	2,530,000	1,239,700
Halcon Resources Corp. 8.625% 2/1/20 (b)	4,790,000	4,885,800
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	10,160,000	9,906,000
5.75% 10/1/25 (b)	4,650,000	4,661,625
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	3,555,000	3,697,200
Hornbeck Offshore Services, Inc.:
5% 3/1/21	275,000	163,625
5.875% 4/1/20	560,000	361,200
LINN Energy LLC/LINN Energy Finance Corp. 6.25% 11/1/19 (c)(d)	4,880,000	1,622,600
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	3,205,000	3,172,950
7.5% 11/1/23 (b)	4,270,000	4,280,675
Noble Holding International Ltd.:
4.625% 3/1/21	7,155,000	6,042,154
5.25% 3/15/42	3,815,000	2,155,475
6.05% 3/1/41	955,000	557,481
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	5,705,000	5,833,363
NRG Yield Operating LLC 5% 9/15/26 (b)	4,780,000	4,636,600
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)	1,030,000	1,081,500
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)	15,290,000	14,143,250
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	995,000	965,150
PDC Energy, Inc. 6.125% 9/15/24 (b)	1,795,000	1,866,800
Plains Exploration & Production Co.:
6.75% 2/1/22	3,970,000	4,059,325
6.875% 2/15/23	4,810,000	4,990,375
Range Resources Corp. 5% 3/15/23 (b)	2,405,000	2,326,838
Rice Energy, Inc.:
6.25% 5/1/22	2,780,000	2,828,650
7.25% 5/1/23	2,065,000	2,188,900
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	4,540,000	4,335,700
5.625% 11/15/23	4,810,000	4,617,600
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (c)	14,630,000	15,544,375
5.625% 3/1/25	8,115,000	8,586,887
5.75% 5/15/24	8,875,000	9,385,313
6.25% 3/15/22	14,530,000	15,910,350
SM Energy Co.:
5% 1/15/24	8,500,000	7,905,000
5.625% 6/1/25	7,185,000	6,843,713
6.125% 11/15/22	12,320,000	12,381,600
6.5% 1/1/23	10,270,000	10,218,650
6.75% 9/15/26	2,280,000	2,337,000
Southwestern Energy Co.:
4.1% 3/15/22	12,105,000	10,833,975
5.8% 1/23/20 (c)	10,505,000	10,452,475
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	4,445,000	4,278,313
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21	5,590,000	5,729,750
6.375% 4/1/23	9,490,000	9,703,525
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	7,185,000	6,753,900
5.125% 2/1/25 (b)	2,885,000	2,877,788
5.25% 5/1/23	5,510,000	5,469,226
5.375% 2/1/27 (b)	2,885,000	2,885,000
6.375% 8/1/22	5,058,000	5,209,740
6.75% 3/15/24	1,490,000	1,594,300
Teine Energy Ltd. 6.875% 9/30/22 (b)	525,000	534,188
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	5,828,000	5,995,555
6.125% 10/15/21	4,620,000	4,833,675
6.25% 10/15/22	6,965,000	7,382,900
Transocean, Inc. 9% 7/15/23 (b)	4,755,000	4,645,041
Weatherford International Ltd.:
4.5% 4/15/22	2,405,000	2,164,500
6.5% 8/1/36	4,780,000	3,776,200
7% 3/15/38	7,165,000	5,911,125
7.75% 6/15/21	6,910,000	6,979,100
8.25% 6/15/23	14,630,000	15,142,050
Weatherford International, Inc. 6.8% 6/15/37	10,990,000	8,792,000
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	2,965,000	3,098,425
Whiting Petroleum Corp.:
5% 3/15/19	4,560,000	4,332,000
5.75% 3/15/21	9,475,000	8,788,063
6.25% 4/1/23	2,910,000	2,684,475
WPX Energy, Inc.:
6% 1/15/22	7,505,000	7,486,238
7.5% 8/1/20	2,230,000	2,349,863
8.25% 8/1/23	4,555,000	4,919,400
		507,998,396
Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. 5.875% 11/15/26 (b)(e)	3,890,000	3,904,588
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	9,435,000	9,765,225
5.625% 2/15/24	4,285,000	4,456,400
5.875% 3/15/25	3,515,000	3,673,175
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)	6,390,000	3,430,631
		25,230,019
Environmental - 1.2%
Covanta Holding Corp.:
5.875% 3/1/24	9,245,000	9,117,881
6.375% 10/1/22	7,804,000	7,940,570
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	21,015,000	21,067,538
Tervita Corp.:
8% 11/15/18 (b)	10,285,000	10,182,150
9.75% 11/1/19 (b)	13,535,000	778,263
10.875% 2/15/18 (b)	13,965,000	802,988
		49,889,390
Food & Drug Retail - 2.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)	10,625,000	10,488,894
6.625% 6/15/24 (b)	5,435,000	5,638,813
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)	36,320,000	22,881,600
9.25% 2/15/19 (b)	37,815,000	32,804,513
Performance Food Group, Inc. 5.5% 6/1/24 (b)	3,110,000	3,203,300
Rite Aid Corp. 7.7% 2/15/27	4,550,000	5,642,000
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	32,460,000	28,564,800
		109,223,920
Food/Beverage/Tobacco - 2.9%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	39,860,000	38,664,200
Cott Beverages, Inc.:
5.375% 7/1/22	445,000	451,675
6.75% 1/1/20	250,000	259,688
ESAL GmbH 6.25% 2/5/23 (b)	24,845,000	23,913,313
JBS Investments GmbH:
7.25% 4/3/24 (b)	7,980,000	8,059,800
7.75% 10/28/20 (b)	16,665,000	17,373,263
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	2,990,000	2,930,200
7.25% 6/1/21 (b)	11,335,000	11,618,375
7.25% 6/1/21 (b)	5,649,000	5,790,225
Minerva Luxembourg SA 6.5% 9/20/26 (b)	4,745,000	4,647,253
Post Holdings, Inc. 7.75% 3/15/24 (b)	4,060,000	4,487,112
U.S. Foods, Inc. 5.875% 6/15/24 (b)	4,780,000	4,971,200
		123,166,304
Gaming - 1.3%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	10,030,000	10,656,875
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	2,185,000	2,321,563
MCE Finance Ltd. 5% 2/15/21 (b)	1,110,000	1,109,916
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (b)	6,805,000	6,685,913
Scientific Games Corp.:
6.625% 5/15/21	19,975,000	16,429,438
7% 1/1/22 (b)	4,825,000	5,131,870
10% 12/1/22	8,110,000	7,501,750
Wynn Macau Ltd. 5.25% 10/15/21 (b)	4,350,000	4,365,182
		54,202,507
Healthcare - 13.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	6,397,000	5,997,188
AmSurg Corp. 5.625% 7/15/22	4,570,000	4,661,400
Centene Corp. 4.75% 5/15/22	6,940,000	7,044,100
Community Health Systems, Inc.:
5.125% 8/1/21	26,855,000	25,042,288
6.875% 2/1/22	82,799,000	63,134,238
7.125% 7/15/20	6,020,000	4,861,150
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	6,380,000	6,571,400
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	9,975,000	9,756,797
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (b)	1,985,000	2,044,550
Endo Finance LLC:
5.375% 1/15/23 (b)(c)	13,075,000	11,113,750
5.75% 1/15/22 (b)	1,675,000	1,507,500
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)	14,000,000	12,180,000
6.5% 2/1/25 (b)(c)	13,215,000	11,133,638
HCA Holdings, Inc.:
4.5% 2/15/27	4,780,000	4,720,250
5.25% 6/15/26	6,930,000	7,241,850
5.375% 2/1/25	4,665,000	4,761,566
5.875% 3/15/22	4,715,000	5,186,500
5.875% 5/1/23	11,350,000	12,041,669
5.875% 2/15/26	3,680,000	3,864,000
6.25% 2/15/21	8,100,000	8,737,875
7.5% 11/6/33	2,199,000	2,374,920
HealthSouth Corp. 5.75% 9/15/25	5,890,000	6,096,150
Horizon Pharma PLC 6.625% 5/1/23	10,785,000	10,178,344
Horizon Pharma, Inc. 8.75% 11/1/24 (b)	3,265,000	3,313,975
IMS Health, Inc. 5% 10/15/26 (b)	6,510,000	6,729,713
Kindred Healthcare, Inc.:
8% 1/15/20	24,875,000	25,123,750
8.75% 1/15/23	3,875,000	3,758,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	2,800,000	2,810,500
5.625% 10/15/23 (b)	3,310,000	3,111,400
5.75% 8/1/22 (b)	4,825,000	4,571,688
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	2,005,000	2,045,100
5.5% 5/1/24	3,365,000	3,465,950
6.375% 3/1/24	4,595,000	4,951,113
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	13,732,000	11,775,190
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	20,260,000	20,665,200
5.5% 2/1/21	9,985,000	10,409,363
Teleflex, Inc. 4.875% 6/1/26	4,340,000	4,448,500
Tenet Healthcare Corp.:
4.375% 10/1/21	24,420,000	24,297,900
6% 10/1/20	3,980,000	4,192,452
8.125% 4/1/22	41,586,000	40,650,315
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	23,370,000	20,215,050
5.5% 3/1/23 (b)	10,070,000	7,904,950
5.625% 12/1/21 (b)	6,495,000	5,325,900
5.875% 5/15/23 (b)	31,085,000	24,479,438
6.125% 4/15/25 (b)	29,500,000	23,305,000
6.75% 8/15/21 (b)	18,731,000	16,202,315
7% 10/1/20 (b)	3,905,000	3,494,975
7.25% 7/15/22 (b)	16,406,000	14,273,220
7.5% 7/15/21 (b)	1,425,000	1,268,250
VPI Escrow Corp. 6.375% 10/15/20 (b)	30,095,000	25,956,938
		548,998,018
Homebuilders/Real Estate - 0.9%
Beazer Homes U.S.A., Inc. 8.75% 3/15/22 (b)	3,450,000	3,665,625
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)	2,935,000	2,927,663
6.5% 12/15/20 (b)	5,555,000	5,721,650
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	5,140,000	5,403,425
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	2,175,000	2,142,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	10,164,000	10,545,150
William Lyon Homes, Inc.:
7% 8/15/22	3,175,000	3,302,000
8.5% 11/15/20	6,335,000	6,635,913
		40,343,801
Hotels - 0.3%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	13,520,000	13,384,800
Insurance - 0.7%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)	12,940,000	13,227,268
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(c)	15,210,000	14,829,750
		28,057,018
Leisure - 0.0%
24 Hour Holdings III LLC 8% 6/1/22 (b)	1,525,000	1,265,750
Metals/Mining - 1.8%
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)	1,740,000	1,835,874
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 12% 11/1/21	1,649,000	1,669,613
CONSOL Energy, Inc. 5.875% 4/15/22	3,345,000	3,092,034
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	3,990,000	3,820,425
7% 2/15/21 (b)	5,270,000	5,003,206
7.25% 5/15/22 (b)	2,480,000	2,346,700
Freeport-McMoRan, Inc.:
3.55% 3/1/22	10,380,000	9,523,650
3.875% 3/15/23	3,665,000	3,307,663
4.55% 11/14/24	20,995,000	19,262,913
5.4% 11/14/34	8,570,000	7,380,913
Peabody Energy Corp. 10% 3/15/22 (b)(d)	6,200,000	4,479,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	3,860,000	3,715,250
Teck Resources Ltd.:
8% 6/1/21 (b)	3,605,000	3,938,463
8.5% 6/1/24 (b)	4,445,000	5,145,088
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)	7,630,000	1
		74,521,293
Paper - 0.1%
Louisiana-Pacific Corp. 4.875% 9/15/24 (b)	2,390,000	2,348,175
NewPage Corp. 11.375% 12/31/14 (d)	56,458,756	6
		2,348,181
Restaurants - 0.1%
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)	4,380,000	4,555,200
Services - 4.3%
Algeco Scotsman Global Finance PLC 8.5% 10/15/18 (b)	7,480,000	6,788,100
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	29,830,000	25,579,225
APX Group, Inc.:
6.375% 12/1/19	9,600,000	9,900,000
7.875% 12/1/22	14,405,000	15,161,407
8.75% 12/1/20	12,615,000	12,205,013
Aramark Services, Inc.:
4.75% 6/1/26 (b)	4,810,000	4,810,000
5.125% 1/15/24	3,660,000	3,833,850
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.125% 6/1/22 (b)	4,900,000	4,802,000
Corrections Corp. of America 5% 10/15/22	2,265,000	2,044,163
Everi Payments, Inc. 10% 1/15/22	1,570,000	1,497,388
Garda World Security Corp. 7.25% 11/15/21 (b)	5,615,000	5,362,325
IHS Markit Ltd. 5% 11/1/22 (b)	1,370,000	1,448,775
Laureate Education, Inc. 10% 9/1/19 (b)(c)	84,389,000	78,059,785
The GEO Group, Inc. 6% 4/15/26	2,175,000	1,875,938
United Rentals North America, Inc.:
5.5% 5/15/27 (e)	2,975,000	2,960,125
5.875% 9/15/26	6,660,000	6,783,876
		183,111,970
Steel - 0.2%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)	550,000	597,438
Commercial Metals Co. 4.875% 5/15/23	4,115,000	4,073,850
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	3,775,000	3,808,031
		8,479,319
Super Retail - 1.5%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	16,545,000	17,310,206
Asbury Automotive Group, Inc. 6% 12/15/24	6,975,000	7,184,250
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (b)(c)	13,335,687	4,900,865
Claire's Stores, Inc.:
6.125% 3/15/20 (b)	10,985,000	5,382,650
9% 3/15/19 (b)	15,250,000	7,625,000
DBP Holding Corp. 7.75% 10/15/20 (b)	15,040,000	11,430,400
JC Penney Corp., Inc.:
6.375% 10/15/36	3,985,000	3,387,250
7.4% 4/1/37	3,605,000	3,298,575
Netflix, Inc. 4.375% 11/15/26 (b)	4,275,000	4,205,531
		64,724,727
Technology - 2.3%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	4,100,000	4,306,271
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	12,715,000	5,912,475
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)	11,310,000	11,920,265
6.02% 6/15/26 (b)	3,070,000	3,345,133
7.125% 6/15/24 (b)	4,970,000	5,444,411
Lucent Technologies, Inc.:
6.45% 3/15/29	19,542,000	21,545,055
6.5% 1/15/28	1,395,000	1,485,675
Micron Technology, Inc.:
5.25% 1/15/24 (b)	14,815,000	14,444,625
7.5% 9/15/23 (b)	5,625,000	6,208,594
Open Text Corp. 5.875% 6/1/26 (b)	4,800,000	5,112,000
Parametric Technology Corp. 6% 5/15/24	1,745,000	1,845,338
Qorvo, Inc. 6.75% 12/1/23	4,835,000	5,294,325
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	4,910,000	5,038,888
VeriSign, Inc. 4.625% 5/1/23	4,185,000	4,310,550
		96,213,605
Telecommunications - 8.0%
Altice Financing SA:
6.5% 1/15/22 (b)	1,140,000	1,191,585
7.5% 5/15/26 (b)	10,735,000	11,057,050
Altice Finco SA:
7.625% 2/15/25 (b)	4,790,000	4,742,100
8.125% 1/15/24 (b)	26,760,000	27,429,000
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	7,520,940
Cincinnati Bell, Inc. 7% 7/15/24 (b)	4,765,000	4,991,338
Columbus International, Inc. 7.375% 3/30/21 (b)	26,510,000	28,365,700
CommScope Technologies Finance LLC 6% 6/15/25 (b)	2,890,000	3,034,500
Digicel Group Ltd. 6% 4/15/21 (b)	6,970,000	6,236,059
Frontier Communications Corp.:
8.875% 9/15/20	3,185,000	3,384,063
10.5% 9/15/22	4,855,000	5,049,200
11% 9/15/25	13,300,000	13,617,870
GCI, Inc. 6.875% 4/15/25	3,450,000	3,501,750
Intelsat Jackson Holdings SA:
5.5% 8/1/23	10,290,000	6,817,125
7.5% 4/1/21	2,980,000	2,190,300
8% 2/15/24 (b)	4,960,000	4,984,800
Intelsat Luxembourg SA 7.75% 6/1/21	5,600,000	1,820,000
Level 3 Financing, Inc.:
5.125% 5/1/23	4,440,000	4,484,400
5.25% 3/15/26 (b)	4,965,000	5,039,475
5.375% 1/15/24	12,255,000	12,500,100
Neptune Finco Corp.:
6.625% 10/15/25 (b)	4,865,000	5,272,444
10.125% 1/15/23 (b)	4,660,000	5,254,150
10.875% 10/15/25 (b)	6,085,000	6,997,750
Sable International Finance Ltd. 6.875% 8/1/22 (b)	9,800,000	10,143,000
SFR Group SA:
6% 5/15/22 (b)	13,155,000	13,488,085
6.25% 5/15/24 (b)	3,895,000	3,892,546
7.375% 5/1/26 (b)	10,300,000	10,403,000
Sprint Capital Corp.:
6.875% 11/15/28	7,894,000	7,262,480
6.9% 5/1/19	6,348,000	6,681,270
Sprint Communications, Inc. 6% 11/15/22	16,860,000	15,711,497
Sprint Corp.:
7.125% 6/15/24	8,670,000	8,149,800
7.25% 9/15/21	15,180,000	15,540,525
7.875% 9/15/23	23,950,000	23,710,500
T-Mobile U.S.A., Inc.:
6% 4/15/24	9,970,000	10,605,588
6.5% 1/15/26	4,370,000	4,790,394
6.625% 4/1/23	14,270,000	15,164,444
ViaSat, Inc. 6.875% 6/15/20	3,970,000	4,108,950
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)	12,135,000	12,195,675
7.375% 4/23/21 (b)	2,415,000	2,481,413
		339,810,866
Transportation Ex Air/Rail - 1.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	12,370,000	9,339,350
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	29,215,000	15,191,800
8.125% 2/15/19	17,951,000	10,411,580
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	3,350,000	2,646,500
Teekay Corp. 8.5% 1/15/20	19,085,000	17,367,350
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)	15,050,000	2,859,500
		57,816,080
Utilities - 3.6%
Calpine Corp. 5.5% 2/1/24	2,425,000	2,364,375
Cortes NP Acquisition Corp. 9.25% 10/15/24 (b)	7,145,000	7,462,059
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	6,330,000	6,606,938
Dynegy, Inc.:
7.375% 11/1/22	21,380,000	20,618,338
7.625% 11/1/24	41,300,000	39,544,750
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	6,670,000	6,369,850
7% 6/15/23	13,760,000	13,140,800
InterGen NV 7% 6/30/23 (b)	23,255,000	19,708,613
NRG Energy, Inc. 7.875% 5/15/21	743,000	776,435
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	8,844,982	9,508,356
PPL Energy Supply LLC:
4.6% 12/15/21	5,735,000	4,699,259
6.5% 6/1/25	5,640,000	4,709,400
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)	7,280,000	6,916,000
The AES Corp. 6% 5/15/26	9,475,000	9,759,250
		152,184,423

TOTAL NONCONVERTIBLE BONDS		3,343,187,936

TOTAL CORPORATE BONDS
(Cost $3,465,046,876)		3,344,356,832
	Shares	Value

Common Stocks - 0.4%
Automotive & Auto Parts - 0.3%
Chassix Holdings, Inc. (f)	180,386	5,665,924
Chassix Holdings, Inc. warrants 7/29/20 (f)	48,708	351,185
General Motors Co.	141,723	4,478,447
General Motors Co. warrants 7/10/19 (f)	5,208	71,350
Motors Liquidation Co. GUC Trust (f)	49,155	516,128

TOTAL AUTOMOTIVE & AUTO PARTS		11,083,034

Banks & Thrifts - 0.0%
CIT Group, Inc.	49,400	1,794,702
Metals/Mining - 0.0%
Aleris Corp. (f)(g)	46,900	466,186
Warrior Met Coal LLC Class A (g)	3,949	1,019,513

TOTAL METALS/MINING		1,485,699

Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)(h)	520,065	650,081
Transportation Ex Air/Rail - 0.1%
DeepOcean Group Holding BV (b)(f)	419,352	2,283,305
Navios Maritime Holdings, Inc. (f)(i)	771,100	817,366

TOTAL TRANSPORTATION EX AIR/RAIL		3,100,671

TOTAL COMMON STOCKS
(Cost $41,439,993)		18,114,187

Convertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.4%
Bank of America Corp. Series L 7.25% (f)	14,300	17,603,300
Energy - 0.4%
Chesapeake Energy Corp. Series A 5.75%	29,700	14,367,375
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $34,769,665)		31,970,675
	Principal Amount	Value

Bank Loan Obligations - 6.8%
Aerospace - 0.1%
TransDigm, Inc. Tranche C, term loan 3.8214% 2/28/20 (c)	5,158,270	5,150,223
Air Transportation - 0.1%
XPO Logistics, Inc. Tranche B2 1LN, term loan 4.25% 10/30/21 (c)	4,837,875	4,860,323
Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19	2,100,237	2,152,743
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)	4,712,882	4,720,234
Cable/Satellite TV - 0.2%
Charter Communications Operating LLC Tranche E, term loan 3% 7/1/20 (c)	2,472,224	2,476,253
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (c)	4,850,000	4,836,760

TOTAL CABLE/SATELLITE TV		7,313,013

Capital Goods - 0.3%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)	5,977,682	5,991,132
SRAM LLC. Tranche B, term loan 4.0146% 4/10/20 (c)	5,326,704	5,193,537

TOTAL CAPITAL GOODS		11,184,669

Chemicals - 0.2%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)	2,620,497	2,635,565
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (c)	3,173,599	3,157,001

TOTAL CHEMICALS		5,792,566

Containers - 0.1%
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (c)	5,255,000	5,266,719
Energy - 0.2%
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)	5,080,000	5,454,650
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)	7,221,436	4,012,446

TOTAL ENERGY		9,467,096

Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (c)	4,041,750	4,046,802
Environmental - 0.3%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)	13,226,278	13,229,981
Food/Beverage/Tobacco - 0.1%
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (c)	4,835,000	4,886,396
Gaming - 0.6%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	22,772,940	22,734,909
Healthcare - 0.8%
Community Health Systems, Inc. Tranche H, term loan 4% 1/27/21 (c)	4,792,866	4,520,871
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (c)	8,717,929	8,619,853
Horizon Pharmaceuticals, Inc. term loan 5/7/21 (j)	735,000	735,919
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (c)	7,360,861	7,354,752
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (c)	11,166,441	10,896,548
Valeant Pharmaceuticals International, Inc. Tranche E, term loan 5.25% 8/5/20 (c)	2,605,903	2,595,037

TOTAL HEALTHCARE		34,722,980

Insurance - 0.5%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)	20,880,981	20,866,573
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (c)	790,000	795,269

TOTAL INSURANCE		21,661,842

Services - 1.4%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (c)	9,428,322	9,060,618
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	6,885,914	6,789,993
Garda World Security Corp.:
term loan 4% 11/8/20 (c)	3,271,843	3,229,571
Tranche DD, term loan 4.0039% 11/8/20 (c)	568,352	561,009
Laureate Education, Inc. Tranche B, term loan 8.8679% 3/17/21 (c)	40,381,554	40,028,216

TOTAL SERVICES		59,669,407

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (c)	4,289,250	4,316,058
Super Retail - 0.7%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (c)	9,599,305	8,927,353
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (c)	20,169,697	15,351,358
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)	6,406,149	6,265,214

TOTAL SUPER RETAIL		30,543,925

Technology - 0.2%
Kronos, Inc. term loan 10/20/23 (j)	8,685,000	8,719,566
Telecommunications - 0.1%
Polycom, Inc. Tranche B, term loan 7.5% 9/27/23 (c)	4,835,000	4,708,081
Utilities - 0.5%
Cortes NP Acquisition Corp. Tranche B, term loan 9/30/23 (j)	7,255,000	7,209,656
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (c)	13,015,000	13,047,538

TOTAL UTILITIES		20,257,194

TOTAL BANK LOAN OBLIGATIONS
(Cost $286,104,338)		285,404,727

Preferred Securities - 5.3%
Banks & Thrifts - 5.3%
Bank of America Corp.:
6.1% (c)(k)	5,230,000	5,503,753
6.25% (c)(k)	3,190,000	3,372,918
Barclays Bank PLC 7.625% 11/21/22	18,860,000	21,693,356
Barclays PLC:
6.625% (c)(k)	22,135,000	20,498,211
8.25% (c)(k)	15,517,000	15,876,257
Citigroup, Inc.:
5.875% (c)(k)	40,450,000	41,306,741
6.3% (c)(k)	9,715,000	10,228,470
Credit Agricole SA:
6.625% (b)(c)(k)	5,565,000	5,451,464
7.875% (b)(c)(k)	14,001,000	14,305,067
8.125% (b)(c)(k)	4,855,000	5,255,758
Credit Suisse Group AG:
6.25% (b)(c)(k)	3,080,000	3,043,730
7.5% (b)(c)(k)	4,680,000	4,980,939
Deutsche Bank AG 7.5% (c)(k)	4,800,000	4,099,967
Goldman Sachs Group, Inc. 5.375% (c)(k)	4,810,000	4,956,996
JPMorgan Chase & Co.:
5.3% (c)(k)	5,465,000	5,691,797
6.125% (c)(k)	3,995,000	4,231,250
6.75% (c)(k)	3,065,000	3,453,872
Lloyds Banking Group PLC 7.5% (c)(k)	13,540,000	14,043,844
Royal Bank of Scotland Group PLC:
7.5% (c)(k)	17,480,000	16,153,153
8% (c)(k)	4,100,000	3,923,835
8.625% (c)(k)	6,720,000	6,753,549
Societe Generale:
6% (b)(c)(k)	1,130,000	1,056,002
8% (b)(c)(k)	9,145,000	9,291,712
TOTAL PREFERRED SECURITIES
(Cost $222,266,634)		225,172,641
	Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 0.41% (l)	247,645,689	247,719,983
Fidelity Securities Lending Cash Central Fund 0.48% (l)(m)	855,740	855,911
TOTAL MONEY MARKET FUNDS
(Cost $248,538,492)		248,575,894
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $4,298,165,998)		4,153,594,956
NET OTHER ASSETS (LIABILITIES) - 1.7%		71,514,302
NET ASSETS - 100%		$4,225,109,258

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,673,638,501 or 39.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,485,699 or 0.0% of net assets.

 (h) Affiliated company

 (i) Security or a portion of the security is on loan at period end.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aleris Corp.	3/11/11	$2,860,900
Warrior Met Coal LLC Class A	6/4/14 - 7/8/14	$7,623,332

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$545,043
Fidelity Securities Lending Cash Central Fund	21,574
Total	$566,617

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$754,094	$--	$--	$--	$650,081
Total	$754,094	$--	$--	$--	$650,081

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$10,566,906	$4,549,797	$--	$6,017,109
Energy	15,386,888	--	14,367,375	1,019,513
Financials	19,914,130	19,914,130	--	--
Industrials	3,100,671	817,366	--	2,283,305
Materials	466,186	--	--	466,186
Telecommunication Services	650,081	650,081	--	--
Corporate Bonds	3,344,356,832	--	3,344,356,822	10
Bank Loan Obligations	285,404,727	--	283,251,984	2,152,743
Preferred Securities	225,172,641	--	225,172,641	--
Money Market Funds	248,575,894	248,575,894	--	--
Total Investments in Securities:	$4,153,594,956	$274,507,268	$3,867,148,822	$11,938,866

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.1%
Canada	4.6%
Luxembourg	3.7%
United Kingdom	3.5%
Ireland	2.5%
Netherlands	1.6%
Bermuda	1.5%
Marshall Islands	1.4%
France	1.3%
Austria	1.2%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $725,676) — See accompanying schedule: Unaffiliated issuers (cost $4,039,842,311)	$3,904,368,981
Fidelity Central Funds (cost $248,538,492)	248,575,894
Other affiliated issuers (cost $9,785,195)	650,081
Total Investments (cost $4,298,165,998)		$4,153,594,956
Cash		5,589,934
Receivable for investments sold		33,387,651
Receivable for fund shares sold		30,177
Interest receivable		65,167,033
Distributions receivable from Fidelity Central Funds		104,767
Prepaid expenses		13,485
Total assets		4,257,888,003
Liabilities
Payable for investments purchased
Regular delivery	$20,150,250
Delayed delivery	6,865,000
Payable for fund shares redeemed	2,384,344
Distributions payable	73
Accrued management fee	2,149,879
Other affiliated payables	309,889
Other payables and accrued expenses	63,560
Collateral on securities loaned, at value	855,750
Total liabilities		32,778,745
Net Assets		$4,225,109,258
Net Assets consist of:
Paid in capital		$4,583,612,562
Undistributed net investment income		23,890,539
Accumulated undistributed net realized gain (loss) on investments		(237,822,801)
Net unrealized appreciation (depreciation) on investments		(144,571,042)
Net Assets		$4,225,109,258
Series High Income:
Net Asset Value, offering price and redemption price per share ($1,959,904,738 ÷ 210,522,107 shares)		$9.31
Class F:
Net Asset Value, offering price and redemption price per share ($2,265,204,520 ÷ 243,316,206 shares)		$9.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2016 (Unaudited)
Investment Income
Dividends		$9,242,617
Interest		159,287,554
Income from Fidelity Central Funds		566,617
Total income		169,096,788
Expenses
Management fee	$14,145,806
Transfer agent fees	1,286,788
Accounting and security lending fees	587,204
Custodian fees and expenses	31,735
Independent trustees' fees and expenses	10,935
Audit	36,916
Legal	9,417
Miscellaneous	29,655
Total expenses before reductions	16,138,456
Expense reductions	(12,170)	16,126,286
Net investment income (loss)		152,970,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,541,047)
Fidelity Central Funds	54,307
Total net realized gain (loss)		(38,486,740)
Change in net unrealized appreciation (depreciation) on investment securities		234,780,609
Net gain (loss)		196,293,869
Net increase (decrease) in net assets resulting from operations		$349,264,371

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$152,970,502	$323,912,935
Net realized gain (loss)	(38,486,740)	(185,171,101)
Change in net unrealized appreciation (depreciation)	234,780,609	(328,769,675)
Net increase (decrease) in net assets resulting from operations	349,264,371	(190,027,841)
Distributions to shareholders from net investment income	(143,120,432)	(322,051,932)
Distributions to shareholders from net realized gain	–	(27,727,499)
Total distributions	(143,120,432)	(349,779,431)
Share transactions - net increase (decrease)	(1,083,876,350)	(240,056,093)
Total increase (decrease) in net assets	(877,732,411)	(779,863,365)
Net Assets
Beginning of period	5,102,841,669	5,882,705,034
End of period	$4,225,109,258	$5,102,841,669
Other Information
Undistributed net investment income end of period	$23,890,539	$14,040,469

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series High Income Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.96	$9.87	$10.58	$10.63	$9.96	$10.12
Income from Investment Operations
Net investment income (loss)A	.275	.550	.565	.566	.587	.599
Net realized and unrealized gain (loss)	.332	(.867)	(.382)	(.033)	.655	(.163)
Total from investment operations	.607	(.317)	.183	.533	1.242	.436
Distributions from net investment income	(.257)	(.546)	(.552)	(.554)	(.550)	(.584)
Distributions from net realized gain	–	(.047)	(.341)	(.029)	(.022)	(.012)
Total distributions	(.257)	(.593)	(.893)	(.583)	(.572)	(.596)
Net asset value, end of period	$9.31	$8.96	$9.87	$10.58	$10.63	$9.96
Total ReturnB,C	6.85%	(3.08)%	1.86%	5.23%	12.85%	4.66%
Ratios to Average Net AssetsD,E
Expenses before reductions	.69%F	.69%	.69%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.69%F	.69%	.69%	.70%	.71%	.72%
Expenses net of all reductions	.69%F	.69%	.69%	.69%	.71%	.72%
Net investment income (loss)	5.95%F	6.07%	5.51%	5.42%	5.74%	6.19%
Supplemental Data
Net assets, end of period (000 omitted)	$1,959,905	$2,417,317	$2,835,891	$5,367,464	$5,381,081	$5,533,077
Portfolio turnover rateG	46%F	34%	31%	54%	45%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series High Income Fund Class F

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.96	$9.87	$10.58	$10.63	$9.96	$10.12
Income from Investment Operations
Net investment income (loss)A	.280	.559	.575	.578	.600	.610
Net realized and unrealized gain (loss)	.332	(.866)	(.381)	(.033)	.654	(.161)
Total from investment operations	.612	(.307)	.194	.545	1.254	.449
Distributions from net investment income	(.262)	(.556)	(.563)	(.566)	(.562)	(.597)
Distributions from net realized gain	–	(.047)	(.341)	(.029)	(.022)	(.012)
Total distributions	(.262)	(.603)	(.904)	(.595)	(.584)	(.609)
Net asset value, end of period	$9.31	$8.96	$9.87	$10.58	$10.63	$9.96
Total ReturnB,C	6.90%	(2.98)%	1.97%	5.35%	12.99%	4.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%F	.59%	.58%	.58%	.58%	.59%
Expenses net of fee waivers, if any	.58%F	.59%	.58%	.58%	.58%	.59%
Expenses net of all reductions	.58%F	.59%	.58%	.58%	.58%	.59%
Net investment income (loss)	6.05%F	6.17%	5.62%	5.53%	5.87%	6.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,265,205	$2,685,525	$3,046,814	$5,424,535	$5,025,275	$3,614,081
Portfolio turnover rateG	46%F	34%	31%	54%	45%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016

1. Organization.

Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, contingent interest, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$152,240,288
Gross unrealized depreciation	(280,841,548)
Net unrealized appreciation (depreciation) on securities	$(128,601,260)
Tax cost	$4,282,196,216

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(57,850,706)
Long-term	(137,666,422)
Total capital loss carryforward	$(195,517,128)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,093,575,472 and $2,252,693,038, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series High Income	$1,286,788.11

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $18,188.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,502 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $21,574. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,070.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,100.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2016	Year ended April 30, 2016
From net investment income
Series High Income	$66,777,785	$152,156,686
Class F	76,342,647	169,895,246
Total	$143,120,432	$322,051,932
From net realized gain
Series High Income	$–	$13,405,543
Class F	–	14,321,956
Total	$–	$27,727,499

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2016	Year ended April 30, 2016	Six months ended October 31, 2016	Year ended April 30, 2016
Series High Income
Shares sold	315,857	14,080,695	$2,847,966	$127,272,292
Reinvestment of distributions	7,276,791	18,271,788	66,777,785	165,562,229
Shares redeemed	(66,911,627)	(49,908,275)	(624,573,649)	(451,056,809)
Net increase (decrease)	(59,318,979)	(17,555,792)	$(554,947,898)	$(158,222,288)
Class F
Shares sold	645,575	26,420,668	$5,840,883	$238,153,117
Reinvestment of distributions	8,318,247	20,348,889	76,342,647	184,217,202
Shares redeemed	(65,428,979)	(55,760,573)	(611,111,982)	(504,204,124)
Net increase (decrease)	(56,465,157)	(8,991,016)	$(528,928,452)	$(81,833,805)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Series High Income Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Broadridge peer group used by the Board for performance comparisons because the Total Mapped Group combines several Broadridge investment objective categories while the Broadridge peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Series High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Approval of New Advisory Contracts.  The Board also voted to approve a new management contract and new sub-advisory agreements for the fund (New Advisory Contracts) that will take effect if the shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) approve new management contracts for the Freedom Funds. Under the New Advisory Contracts the fund will no longer pay a management fee to FMR. The new sub-advisory agreements provide that FMR or its affiliates will pay the fees based on a portion of the management fees received by an affiliate of FMR under its management contracts with the Freedom Funds. The Board noted the New Advisory Contracts are expected to result in an overall decrease in the fees and expenses payable by the fund. The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature, extent and quality of services provided to the fund; or (iii) the day-to-day management of the fund and the personnel primarily responsible for such management. The Board also considered that the New Advisory Contracts provide that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee expenses, custodian fees and expenses, expenses related to proxy solicitations, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Series High Income	.69%
Actual		$1,000.00	$1,068.50	$3.60
Hypothetical-C		$1,000.00	$1,021.73	$3.52
Class F	.58%
Actual		$1,000.00	$1,069.00	$3.02
Hypothetical-C		$1,000.00	$1,022.28	$2.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Focused High Income Fund Semi-Annual Report October 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Sabine Pass Liquefaction LLC	4.0	3.2
Citigroup, Inc.	3.0	2.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.9	2.4
Steel Dynamics, Inc.	2.7	2.4
Wynn Macau Ltd.	2.7	2.3
	15.3

Top Five Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.5	9.0
Telecommunications	10.2	12.3
Banks & Thrifts	10.1	10.7
Diversified Financial Services	8.5	8.1
Technology	7.7	5.3

Quality Diversification (% of fund's net assets)

As of October 31, 2016
AAA,AA,A	0.1%
BBB	1.8%
BB	79.8%
B	13.7%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	4.4%

As of April 30, 2016
AAA,AA,A	0.1%
BBB	3.6%
BB	73.4%
B	15.5%
CCC,CC,C	0.5%
Not Rated	0.4%
Short-Term Investments and Net Other Assets	6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2016*
Nonconvertible Bonds	80.2%
Bank Loan Obligations	6.0%
Other Investments	9.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 27.1%

As of April 30, 2016*
Nonconvertible Bonds	78.2%
Bank Loan Obligations	4.7%
Other Investments	10.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.5%

 * Foreign investments - 24.1%

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.2%
	Principal Amount	Value
Air Transportation - 1.2%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	$1,335,000	$1,338,605
Allegiant Travel Co. 5.5% 7/15/19	1,555,000	1,615,256
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	78,254	86,275
5.5% 4/29/22	1,476,478	1,550,302
6.25% 10/11/21	1,529,279	1,621,036
9.25% 5/10/17	365,240	368,893
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	880,416	1,003,674
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	91,580	97,075
9.75% 1/15/17	451,342	458,933

TOTAL AIR TRANSPORTATION		8,140,049

Automotive & Auto Parts - 1.2%
Allison Transmission, Inc. 5% 10/1/24 (a)	1,295,000	1,320,900
IHO Verwaltungs GmbH:
4.125% 9/15/21 pay-in-kind (a)(b)	535,000	547,706
4.5% 9/15/23 pay-in-kind (a)(b)	365,000	369,563
4.75% 9/15/26 pay-in-kind (a)(b)	440,000	438,900
The Goodyear Tire & Rubber Co. 5% 5/31/26	1,900,000	1,916,625
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	3,485,000	3,676,675

TOTAL AUTOMOTIVE & AUTO PARTS		8,270,369

Banks & Thrifts - 1.0%
Ally Financial, Inc.:
4.25% 4/15/21	1,410,000	1,424,100
5.75% 11/20/25	1,540,000	1,576,575
Royal Bank of Scotland Group PLC 5.125% 5/28/24	4,100,000	4,060,550

TOTAL BANKS & THRIFTS		7,061,225

Broadcasting - 0.7%
AMC Networks, Inc. 5% 4/1/24	1,990,000	2,014,875
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	2,845,000	2,889,467

TOTAL BROADCASTING		4,904,342

Building Materials - 1.6%
Building Materials Corp. of America:
5.375% 11/15/24 (a)	6,750,000	6,977,813
6% 10/15/25 (a)	1,585,000	1,691,908
Eagle Materials, Inc. 4.5% 8/1/26	900,000	907,484
Masco Corp. 4.375% 4/1/26	955,000	993,200

TOTAL BUILDING MATERIALS		10,570,405

Cable/Satellite TV - 4.2%
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	11,745,000	12,015,722
5.5% 5/15/26 (a)	1,870,000	1,907,400
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (a)	610,000	629,825
5.5% 5/1/26 (a)	5,000,000	5,121,900
CSC Holdings, Inc. 5.5% 4/15/27 (a)	1,745,000	1,770,084
DISH DBS Corp. 5.125% 5/1/20	3,155,000	3,265,425
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	590,000	604,750
5.5% 8/15/26 (a)	2,035,000	2,052,806
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,470,000	1,451,625

TOTAL CABLE/SATELLITE TV		28,819,537

Capital Goods - 0.3%
Belden, Inc. 5.25% 7/15/24 (a)	2,000,000	2,015,000
Chemicals - 0.1%
Versum Materials, Inc. 5.5% 9/30/24 (a)	400,000	409,000
Consumer Products - 0.6%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	3,930,000	3,979,125
Containers - 1.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.8503% 12/15/19 (a)(b)	3,565,000	3,622,931
4.067% 5/15/21 (a)(b)	1,415,000	1,443,300
4.625% 5/15/23 (a)	840,000	848,400
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	1,300,000	1,275,625

TOTAL CONTAINERS		7,190,256

Diversified Financial Services - 8.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,860,000	1,895,749
4.625% 7/1/22	1,305,000	1,362,094
5% 10/1/21	2,995,000	3,182,188
Aircastle Ltd.:
5% 4/1/23	490,000	507,150
5.125% 3/15/21	1,340,000	1,422,075
FLY Leasing Ltd.:
6.375% 10/15/21	1,970,000	2,014,325
6.75% 12/15/20	5,700,000	5,942,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,379,000	2,363,917
5.875% 2/1/22	11,220,000	10,673,025
6% 8/1/20	7,325,000	7,196,813
ILFC E-Capital Trust I 4% 12/21/65 (a)(b)	580,000	462,550
ILFC E-Capital Trust II 4.25% 12/21/65 (a)(b)	2,430,000	1,974,375
International Lease Finance Corp. 6.25% 5/15/19	2,410,000	2,605,813
MSCI, Inc.:
4.75% 8/1/26 (a)	2,135,000	2,151,013
5.25% 11/15/24 (a)	1,370,000	1,438,500
Navient Corp.:
5% 10/26/20	150,000	148,125
5.875% 3/25/21	1,270,000	1,271,588
5.875% 10/25/24	245,000	218,663
SLM Corp.:
4.875% 6/17/19	4,185,000	4,221,619
5.5% 1/15/19	3,080,000	3,141,600
5.5% 1/25/23	1,990,000	1,805,925

TOTAL DIVERSIFIED FINANCIAL SERVICES		55,999,357

Energy - 11.5%
Antero Resources Corp.:
5.125% 12/1/22	5,421,000	5,461,658
5.625% 6/1/23 (Reg. S)	3,565,000	3,636,300
Antero Resources Finance Corp. 5.375% 11/1/21	1,490,000	1,512,350
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (a)	1,000,000	1,060,000
Concho Resources, Inc. 5.5% 4/1/23	1,500,000	1,534,500
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,760,000	1,628,000
Ensco PLC:
4.5% 10/1/24	375,000	300,000
4.7% 3/15/21	1,080,000	997,380
5.2% 3/15/25	2,055,000	1,671,619
Gibson Energy, Inc. 6.75% 7/15/21 (a)	3,265,000	3,354,788
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,495,000	2,432,625
5.75% 10/1/25 (a)	1,015,000	1,017,538
7.625% 4/15/21 (a)	185,000	189,625
Noble Holding International Ltd. 4.625% 3/1/21	2,880,000	2,432,062
NRG Yield Operating LLC 5% 9/15/26 (a)	1,340,000	1,299,800
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,265,000	1,290,300
Pride International, Inc. 6.875% 8/15/20	1,480,000	1,505,900
Sabine Pass Liquefaction LLC:
5% 3/15/27 (a)	1,450,000	1,475,375
5.625% 2/1/21 (b)	4,470,000	4,704,675
5.625% 3/1/25	9,925,000	10,502,139
5.75% 5/15/24	7,460,000	7,888,950
5.875% 6/30/26 (a)	1,270,000	1,368,679
6.25% 3/15/22	1,075,000	1,177,125
Southwestern Energy Co.:
5.8% 1/23/20 (b)	975,000	970,125
6.7% 1/23/25 (b)	535,000	509,588
Sunoco LP/Sunoco Finance Corp. 5.5% 8/1/20	1,595,000	1,618,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	2,120,000	2,138,550
5.125% 2/1/25 (a)	390,000	389,025
5.25% 5/1/23	1,445,000	1,434,307
5.375% 2/1/27 (a)	390,000	390,000
6.75% 3/15/24	1,875,000	2,006,250
6.875% 2/1/21	940,000	972,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	510,000	544,425
5.875% 10/1/20	545,000	560,669
6.125% 10/15/21	575,000	601,594
6.25% 10/15/22	1,010,000	1,070,600
The Williams Companies, Inc.:
3.7% 1/15/23	1,385,000	1,339,988
4.55% 6/24/24	1,850,000	1,882,375
Weatherford International Ltd.:
4.5% 4/15/22	855,000	769,500
7.75% 6/15/21	950,000	959,500
8.25% 6/15/23	1,470,000	1,521,450

TOTAL ENERGY		78,121,159

Environmental - 0.8%
Covanta Holding Corp. 5.875% 3/1/24	5,175,000	5,103,844
Food & Drug Retail - 0.4%
Tesco PLC 6.15% 11/15/37 (a)	2,750,000	2,742,858
Food/Beverage/Tobacco - 5.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	2,000,000	1,940,000
Darling International, Inc. 5.375% 1/15/22	1,492,000	1,555,410
ESAL GmbH 6.25% 2/5/23 (a)	13,060,000	12,570,250
JBS Investments GmbH:
7.25% 4/3/24 (a)	385,000	388,850
7.75% 10/28/20 (a)	3,020,000	3,148,350
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	4,470,000	4,492,350
7.25% 6/1/21 (a)	965,000	989,125
7.25% 6/1/21 (a)	2,100,000	2,152,500
Minerva Luxembourg SA 6.5% 9/20/26 (a)	1,430,000	1,400,542
Vector Group Ltd. 7.75% 2/15/21	8,250,000	8,641,875

TOTAL FOOD/BEVERAGE/TOBACCO		37,279,252

Gaming - 5.5%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	330,000	350,625
MCE Finance Ltd. 5% 2/15/21 (a)	11,290,000	11,289,142
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (a)	1,455,000	1,429,538
Scientific Games Corp. 7% 1/1/22 (a)	5,825,000	6,195,470
Wynn Macau Ltd. 5.25% 10/15/21 (a)	18,280,000	18,343,780

TOTAL GAMING		37,608,555

Healthcare - 2.6%
Centene Corp. 4.75% 1/15/25 (c)	1,310,000	1,304,269
HCA Holdings, Inc.:
4.5% 2/15/27	1,785,000	1,762,688
5% 3/15/24	1,385,000	1,442,478
5.25% 6/15/26	3,540,000	3,699,300
HealthSouth Corp. 5.125% 3/15/23	355,000	358,550
IMS Health, Inc. 5% 10/15/26 (a)	885,000	914,869
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	285,000	286,069
5.5% 4/15/25 (a)	270,000	249,750
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	270,000	275,400
6.375% 3/1/24	880,000	948,200
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	620,000	632,400
5.5% 2/1/21	2,570,000	2,679,225
Teleflex, Inc. 4.875% 6/1/26	2,155,000	2,208,875
Universal Health Services, Inc. 4.75% 8/1/22 (a)	1,200,000	1,232,400

TOTAL HEALTHCARE		17,994,473

Homebuilders/Real Estate - 2.0%
CalAtlantic Group, Inc. 5.25% 6/1/26	2,000,000	1,980,000
CBRE Group, Inc. 5% 3/15/23	3,805,000	3,995,280
Lennar Corp. 4.875% 12/15/23	2,500,000	2,550,000
PulteGroup, Inc.:
4.25% 3/1/21	2,385,000	2,504,250
5% 1/15/27	895,000	888,288
VEREIT Operating Partnership LP:
4.125% 6/1/21	650,000	676,000
4.875% 6/1/26	650,000	683,196

TOTAL HOMEBUILDERS/REAL ESTATE		13,277,014

Hotels - 0.2%
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	1,625,000	1,629,063
Leisure - 0.2%
Speedway Motorsports, Inc. 5.125% 2/1/23	1,395,000	1,405,142
Metals/Mining - 0.9%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	4,100,000	3,761,750
3.875% 3/15/23	1,185,000	1,069,463
4.55% 11/14/24	1,540,000	1,412,950

TOTAL METALS/MINING		6,244,163

Publishing/Printing - 0.2%
R.R. Donnelley & Sons Co. 6.5% 11/15/23	1,285,000	1,249,663
Services - 3.2%
APX Group, Inc. 6.375% 12/1/19	15,055,000	15,525,469
Aramark Services, Inc. 4.75% 6/1/26 (a)	925,000	925,000
United Rentals North America, Inc. 4.625% 7/15/23	5,282,000	5,453,665

TOTAL SERVICES		21,904,134

Steel - 2.7%
Steel Dynamics, Inc.:
5.125% 10/1/21	11,445,000	11,931,413
5.25% 4/15/23	1,045,000	1,081,575
5.5% 10/1/24	575,000	606,625
6.125% 8/15/19	4,845,000	5,014,575

TOTAL STEEL		18,634,188

Super Retail - 0.6%
L Brands, Inc.:
6.75% 7/1/36	3,280,000	3,481,720
6.875% 11/1/35	870,000	922,200

TOTAL SUPER RETAIL		4,403,920

Technology - 7.3%
Lucent Technologies, Inc.:
6.45% 3/15/29	7,325,000	8,075,813
6.5% 1/15/28	485,000	516,525
Micron Technology, Inc.:
5.25% 8/1/23 (a)	1,760,000	1,724,800
5.25% 1/15/24 (a)	580,000	565,500
5.5% 2/1/25	615,000	602,891
5.625% 1/15/26 (a)	2,825,000	2,740,250
NCR Corp.:
4.625% 2/15/21	475,000	480,938
5% 7/15/22	1,465,000	1,487,883
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	5,360,000	5,507,400
6% 7/1/24 (a)	1,710,000	1,795,500
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,225,000	2,344,594
4.125% 6/1/21 (a)	4,490,000	4,793,075
4.625% 6/15/22 (a)	1,560,000	1,700,400
4.625% 6/1/23 (a)	905,000	990,975
Open Text Corp. 5.875% 6/1/26 (a)	4,225,000	4,499,625
Qorvo, Inc.:
6.75% 12/1/23	6,560,000	7,183,200
7% 12/1/25	1,836,000	2,010,420
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	1,125,000	1,286,719
Sensata Technologies BV 5% 10/1/25 (a)	1,170,000	1,199,250
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	435,000	470,888

TOTAL TECHNOLOGY		49,976,646

Telecommunications - 10.2%
Altice Financing SA:
6.5% 1/15/22 (a)	3,575,000	3,736,769
6.625% 2/15/23 (a)	4,860,000	5,005,800
7.5% 5/15/26 (a)	3,400,000	3,502,000
Columbus International, Inc. 7.375% 3/30/21 (a)	8,764,000	9,377,480
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	5,750,000	5,793,125
Millicom International Cellular SA 6% 3/15/25 (a)	4,460,000	4,502,147
Sable International Finance Ltd. 6.875% 8/1/22 (a)	5,025,000	5,200,875
Sprint Communications, Inc. 7% 3/1/20 (a)	3,875,000	4,214,063
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,765,000	3,962,663
6.375% 3/1/25	6,210,000	6,656,375
6.5% 1/15/24	2,535,000	2,712,450
6.5% 1/15/26	1,175,000	1,288,035
6.625% 4/1/23	1,755,000	1,865,003
6.731% 4/28/22	1,340,000	1,400,300
Telecom Italia Capital SA:
6% 9/30/34	2,590,000	2,577,050
6.375% 11/15/33	2,670,000	2,735,415
Telecom Italia SpA 5.303% 5/30/24 (a)	650,000	660,563
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	4,070,000	4,090,350

TOTAL TELECOMMUNICATIONS		69,280,463

Utilities - 6.2%
Calpine Corp. 5.25% 6/1/26 (a)	2,755,000	2,796,325
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	6,140,000	6,408,625
DPL, Inc. 6.75% 10/1/19	2,580,000	2,676,750
NRG Energy, Inc. 6.625% 1/15/27 (a)	1,265,000	1,184,748
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	10,427,564	11,209,631
PPL Energy Supply LLC 6.5% 6/1/25	530,000	442,550
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	5,975,000	5,676,250
The AES Corp.:
3.8421% 6/1/19 (b)	532,000	531,335
4.875% 5/15/23	1,820,000	1,805,786
6% 5/15/26	1,455,000	1,498,650
7.375% 7/1/21	6,925,000	7,807,938

TOTAL UTILITIES		42,038,588

TOTAL NONCONVERTIBLE BONDS
(Cost $529,991,750)		546,251,790

Bank Loan Obligations - 6.0%
Aerospace - 0.6%
TransDigm, Inc.:
Tranche D, term loan 3.8316% 6/4/21 (b)	1,498,964	1,495,592
Tranche F, term loan 3.75% 6/9/23 (b)	2,575,000	2,563,747

TOTAL AEROSPACE		4,059,339

Air Transportation - 0.8%
Air Canada Tranche B, term loan 3.6143% 10/6/23 (b)	1,350,000	1,351,688
American Airlines, Inc. Tranche B, term loan 3.25% 10/10/21 (b)	3,943,708	3,944,260

TOTAL AIR TRANSPORTATION		5,295,948

Broadcasting - 0.2%
Nielsen Finance LLC Tranche B 3LN, term loan 3.0311% 10/4/23 (b)	1,210,000	1,214,731
Cable/Satellite TV - 0.4%
CSC Holdings LLC Tranche B, term loan 3.8761% 10/11/24 (b)	1,368,421	1,372,704
Ziggo Secured Finance Partnership Tranche D, term loan 3.5346% 8/31/24 (b)	1,460,000	1,459,343

TOTAL CABLE/SATELLITE TV		2,832,047

Chemicals - 0.0%
MacDermid, Inc. term loan 5% 6/7/23 (b)	225,000	226,688
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/21 (b)	1,585,272	1,599,635
Food & Drug Retail - 0.0%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (b)	297,143	300,239
Food/Beverage/Tobacco - 0.1%
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (b)	775,000	783,238
Gaming - 0.2%
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	1,630,950	1,637,066
Healthcare - 1.4%
Horizon Pharmaceuticals, Inc. term loan 5/7/21 (d)	120,000	120,150
Valeant Pharmaceuticals International, Inc. Tranche BD 2LN, term loan 5% 2/13/19 (b)	9,462,638	9,432,262

TOTAL HEALTHCARE		9,552,412

Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	151,513	147,914
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	389,025	387,971
Services - 0.8%
Garda World Security Corp.:
term loan 4% 11/8/20 (b)	4,174,861	4,120,922
Tranche DD, term loan 4.0039% 11/8/20 (b)	996,306	983,434

TOTAL SERVICES		5,104,356

Super Retail - 0.2%
PetSmart, Inc. term loan 4% 3/11/22 (b)	1,465,281	1,468,152
Technology - 0.4%
ON Semiconductor Corp. term loan 3.7772% 3/31/23 (b)	1,590,000	1,598,745
Rackspace Hosting, Inc. term loan 10/26/23 (d)	335,000	336,779
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	425,000	426,063

TOTAL TECHNOLOGY		2,361,587

Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.09% 5/3/20 (b)	4,024,960	3,994,773
TOTAL BANK LOAN OBLIGATIONS
(Cost $40,502,753)		40,966,096

Preferred Securities - 9.4%
Banks & Thrifts - 9.1%
Bank of America Corp.:
6.1% (b)(e)	2,835,000	2,983,392
6.25% (b)(e)	10,440,000	11,038,642
6.5% (b)(e)	3,150,000	3,422,813
Barclays Bank PLC 7.625% 11/21/22	10,410,000	11,973,904
Barclays PLC 6.625% (b)(e)	2,490,000	2,305,875
BNP Paribas SA 7.375% (a)(b)(e)	1,795,000	1,868,739
Citigroup, Inc.:
5.875% (b)(e)	3,785,000	3,865,167
5.95% (b)(e)	12,010,000	12,610,337
5.95% (b)(e)	1,070,000	1,110,913
6.125% (b)(e)	2,475,000	2,657,395
Credit Agricole SA:
6.625% (a)(b)(e)	5,703,000	5,586,649
7.875% (a)(b)(e)	1,295,000	1,323,124
JPMorgan Chase & Co. 6.1% (b)(e)	985,000	1,040,254

TOTAL BANKS & THRIFTS		61,787,204

Diversified Financial Services - 0.3%
American Express Co. 4.9% (b)(e)	1,925,000	1,901,634
TOTAL PREFERRED SECURITIES
(Cost $61,376,736)		63,688,838
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.41% (f)
(Cost $29,222,397)	29,217,494	29,226,259
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $661,093,636)		680,132,983
NET OTHER ASSETS (LIABILITIES) - 0.1%		977,445
NET ASSETS - 100%		$681,110,428

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $255,070,443 or 37.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$55,007
Total	$55,007

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$546,251,790	$--	$546,251,790	$--
Bank Loan Obligations	40,966,096	--	40,966,096	--
Preferred Securities	63,688,838	--	63,688,838	--
Money Market Funds	29,226,259	29,226,259	--	--
Total Investments in Securities:	$680,132,983	$29,226,259	$650,906,724	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.9%
Cayman Islands	5.6%
Luxembourg	4.0%
United Kingdom	4.0%
Austria	2.4%
Canada	2.4%
Ireland	2.2%
Netherlands	1.9%
Bermuda	1.6%
Barbados	1.4%
France	1.3%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $631,871,239)	$650,906,724
Fidelity Central Funds (cost $29,222,397)	29,226,259
Total Investments (cost $661,093,636)		$680,132,983
Cash		299,750
Receivable for investments sold		269,969
Receivable for fund shares sold		539,059
Interest receivable		8,212,316
Distributions receivable from Fidelity Central Funds		8,474
Prepaid expenses		1,869
Total assets		689,464,420
Liabilities
Payable for investments purchased
Regular delivery	$5,573,849
Delayed delivery	1,310,000
Payable for fund shares redeemed	287,131
Distributions payable	681,467
Accrued management fee	321,292
Other affiliated payables	138,105
Other payables and accrued expenses	42,148
Total liabilities		8,353,992
Net Assets		$681,110,428
Net Assets consist of:
Paid in capital		$694,068,843
Distributions in excess of net investment income		(57,679)
Accumulated undistributed net realized gain (loss) on investments		(31,940,083)
Net unrealized appreciation (depreciation) on investments		19,039,347
Net Assets, for 80,159,300 shares outstanding		$681,110,428
Net Asset Value, offering price and redemption price per share ($681,110,428 ÷ 80,159,300 shares)		$8.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2016 (Unaudited)
Investment Income
Dividends		$2,289,001
Interest		17,787,231
Income from Fidelity Central Funds		55,007
Total income		20,131,239
Expenses
Management fee	$1,998,833
Transfer agent fees	711,517
Accounting fees and expenses	135,972
Custodian fees and expenses	5,453
Independent trustees' fees and expenses	1,551
Registration fees	33,837
Audit	43,683
Legal	1,063
Miscellaneous	3,562
Total expenses before reductions	2,935,471
Expense reductions	(2,293)	2,933,178
Net investment income (loss)		17,198,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	582,357
Fidelity Central Funds	1,748
Total net realized gain (loss)		584,105
Change in net unrealized appreciation (depreciation) on investment securities		21,370,814
Net gain (loss)		21,954,919
Net increase (decrease) in net assets resulting from operations		$39,152,980

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,198,061	$34,671,455
Net realized gain (loss)	584,105	(31,373,324)
Change in net unrealized appreciation (depreciation)	21,370,814	(12,385,134)
Net increase (decrease) in net assets resulting from operations	39,152,980	(9,087,003)
Distributions to shareholders from net investment income	(16,084,976)	(34,011,201)
Share transactions
Proceeds from sales of shares	136,726,068	399,113,904
Reinvestment of distributions	12,158,961	28,452,979
Cost of shares redeemed	(260,729,113)	(240,281,822)
Net increase (decrease) in net assets resulting from share transactions	(111,844,084)	187,285,061
Redemption fees	154,735	131,537
Total increase (decrease) in net assets	(88,621,345)	144,318,394
Net Assets
Beginning of period	769,731,773	625,413,379
End of period	$681,110,428	$769,731,773
Other Information
Distributions in excess of net investment income end of period	$(57,679)	$(1,170,764)
Shares
Sold	16,347,995	47,996,455
Issued in reinvestment of distributions	1,448,324	3,451,643
Redeemed	(31,267,714)	(29,436,492)
Net increase (decrease)	(13,471,395)	22,011,606

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Focused High Income Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.22	$8.73	$9.12	$9.55	$9.23	$9.42
Income from Investment Operations
Net investment income (loss)A	.202	.396	.390	.444	.489	.538
Net realized and unrealized gain (loss)	.265	(.519)	(.116)	(.102)	.402	.045
Total from investment operations	.467	(.123)	.274	.342	.891	.583
Distributions from net investment income	(.189)	(.389)	(.388)	(.438)	(.468)	(.544)
Distributions from net realized gain	–	–	(.278)	(.335)	(.104)	(.230)
Total distributions	(.189)	(.389)	(.666)	(.773)	(.572)	(.774)
Redemption fees added to paid in capitalA	.002	.002	.002	.001	.001	.001
Net asset value, end of period	$8.50	$8.22	$8.73	$9.12	$9.55	$9.23
Total ReturnB,C	5.75%	(1.30)%	3.20%	3.92%	9.99%	6.65%
Ratios to Average Net AssetsD,E
Expenses before reductions	.82%F	.85%	.85%	.83%	.81%	.82%
Expenses net of fee waivers, if any	.82%F	.85%	.85%	.83%	.81%	.82%
Expenses net of all reductions	.82%F	.85%	.85%	.83%	.81%	.82%
Net investment income (loss)	4.78%F	4.80%	4.40%	4.86%	5.23%	5.92%
Supplemental Data
Net assets, end of period (000 omitted)	$681,110	$769,732	$625,413	$754,153	$902,605	$941,643
Portfolio turnover rateG	56%F	47%	62%	77%	47%	52%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$23,113,664
Gross unrealized depreciation	(3,051,877)
Net unrealized appreciation (depreciation) on securities	$20,061,787
Tax cost	$660,071,196

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(18,196,158)
Long-term	(14,267,510)
Total capital loss carryforward	$(32,463,668)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $191,862,813 and $282,009,085, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,204 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $806.

In addition, during the period the investment adviser reimbursed and/waived a portion of operating expenses in the amount of $1,487.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Actual	.82%	$1,000.00	$1,057.50	$4.25
Hypothetical-C		$1,000.00	$1,021.07	$4.18

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Focused High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Broadridge peer group used by the Board for performance comparisons because the Total Mapped Group combines several Broadridge investment objective categories while the Broadridge peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Focused High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked equal to the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

FFH-SANN-1216
1.801609.113

Fidelity Advisor® Short Duration High Income Fund -
Class A, Class T, Class C and Class I

Semi-Annual Report

October 31, 2016

Class A, Class T, Class C and Class I are classes of Fidelity® Short Duration High Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Dynegy, Inc.	2.8	1.7
Kindred Healthcare, Inc.	2.8	1.7
NXP BV/NXP Funding LLC	2.8	0.0
Wynn Macau Ltd.	2.6	2.4
Sprint Communications, Inc.	2.6	3.0
	13.6

Top Five Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	13.2	14.7
Energy	13.2	9.3
Healthcare	10.2	8.3
Technology	7.5	1.2
Utilities	7.2	6.6

Quality Diversification (% of fund's net assets)

As of October 31, 2016
U.S. Government and U.S. Government Agency Obligations	0.6%
AAA,AA,A	1.2%
BBB	5.4%
BB	33.0%
B	50.4%
CCC,CC,C	7.0%
Not Rated	1.3%
Equities	0.2%
Short-Term Investments and Net Other Assets	0.9%

As of April 30, 2016
AAA,AA,A	1.3%
BBB	4.4%
BB	36.9%
B	42.2%
CCC,CC,C	10.2%
Not Rated	0.6%
Equities	0.3%
Short-Term Investments and Net Other Assets	4.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2016*
Nonconvertible Bonds	84.4%
Convertible Bonds, Preferred Stocks	0.2%
U.S. Government and U.S. Government Agency Obligations	0.6%
Bank Loan Obligations	13.0%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 26.4%

As of April 30, 2016*
Nonconvertible Bonds	82.8%
Convertible Bonds, Preferred Stocks	0.3%
Bank Loan Obligations	11.9%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.1%

 * Foreign investments - 22.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.4%
	Principal Amount	Value
Aerospace - 0.5%
TransDigm, Inc. 6% 7/15/22	$415,000	$432,638
Air Transportation - 5.4%
Air Canada 7.75% 4/15/21 (a)	840,000	921,900
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	75,000	75,203
Allegiant Travel Co. 5.5% 7/15/19	725,000	753,094
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	490,000	493,063
5.5% 10/1/19 (a)	485,000	500,763
U.S. Airways Group, Inc. 6.125% 6/1/18	1,030,000	1,069,913
United Continental Holdings, Inc.:
6% 12/1/20	200,000	215,250
6.375% 6/1/18	500,000	525,625

TOTAL AIR TRANSPORTATION		4,554,811

Automotive - 0.2%
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	203,865
Automotive & Auto Parts - 1.6%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	560,000	514,853
General Motors Financial Co., Inc. 2.35% 10/4/19	100,000	99,894
IHO Verwaltungs GmbH 4.125% 9/15/21 pay-in-kind (a)(b)	600,000	614,250
ZF North America Capital, Inc. 4% 4/29/20 (a)	150,000	157,875

TOTAL AUTOMOTIVE & AUTO PARTS		1,386,872

Banks & Thrifts - 0.7%
Bank of America Corp. 2.625% 4/19/21	250,000	253,032
Goldman Sachs Group, Inc. 2.625% 4/25/21	100,000	101,221
JPMorgan Chase & Co. 2.55% 3/1/21	200,000	203,073

TOTAL BANKS & THRIFTS		557,326

Broadcasting - 0.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	445,000	438,325
9% 12/15/19	110,000	83,463

TOTAL BROADCASTING		521,788

Building Materials - 1.3%
CEMEX S.A.B. de CV 6.5% 12/10/19 (a)	920,000	982,100
Standard Industries, Inc. 5.125% 2/15/21 (a)	120,000	126,000

TOTAL BUILDING MATERIALS		1,108,100

Cable/Satellite TV - 2.6%
Altice SA 7.75% 5/15/22 (a)	1,000,000	1,044,375
CSC Holdings LLC 6.75% 11/15/21	885,000	931,463
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	204,441

TOTAL CABLE/SATELLITE TV		2,180,279

Chemicals - 0.8%
LSB Industries, Inc. 8.5% 8/1/19	193,000	179,490
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	510,000	520,200

TOTAL CHEMICALS		699,690

Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.8503% 12/15/19 (a)(b)	150,000	152,438
4.067% 5/15/21 (a)(b)	200,000	204,000
7% 11/15/20 (a)	167,647	172,676
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4.38% 7/15/21 (a)(b)	50,000	51,000

TOTAL CONTAINERS		580,114

Diversified Financial Services - 4.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	300,000	305,766
Discover Financial Services 6.45% 6/12/17	200,000	205,964
FLY Leasing Ltd.:
6.375% 10/15/21	200,000	204,500
6.75% 12/15/20	65,000	67,763
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	101,496
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,180,000	1,172,519
5.875% 2/1/22	85,000	80,856
6% 8/1/20	370,000	363,525
ILFC E-Capital Trust I 4% 12/21/65 (a)(b)	105,000	83,738
ILFC E-Capital Trust II 4.25% 12/21/65 (a)(b)	150,000	121,875
IntercontinentalExchange, Inc. 2.75% 12/1/20	250,000	257,480
Morgan Stanley 2.5% 4/21/21	250,000	251,805
Navient Corp. 5.875% 3/25/21	100,000	100,125
NiSource Finance Corp. 5.45% 9/15/20	102,000	113,812
SLM Corp. 5.5% 1/15/19	375,000	382,500
Springleaf Financial Corp. 7.75% 10/1/21	272,000	283,397

TOTAL DIVERSIFIED FINANCIAL SERVICES		4,097,121

Diversified Media - 1.2%
21st Century Fox America, Inc. 4.5% 2/15/21	200,000	220,472
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	800,000	816,000

TOTAL DIVERSIFIED MEDIA		1,036,472

Energy - 12.9%
Antero Resources Corp. 5.125% 12/1/22	300,000	302,250
Antero Resources Finance Corp. 5.375% 11/1/21	60,000	60,900
Chesapeake Energy Corp.:
4.875% 4/15/22	700,000	595,000
6.125% 2/15/21	45,000	41,175
Citgo Holding, Inc. 10.75% 2/15/20 (a)	115,000	117,415
Denbury Resources, Inc. 6.375% 8/15/21	250,000	206,875
Ensco PLC 4.7% 3/15/21	790,000	729,565
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	270,000	211,950
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	200,000	188,500
6.75% 1/15/22	100,000	93,750
Forbes Energy Services Ltd. 9% 6/15/19 (c)	345,000	86,250
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	29,700
Halcon Resources Corp. 8.625% 2/1/20 (a)	395,000	402,900
Noble Holding International Ltd. 4.625% 3/1/21	245,000	206,894
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	100,000	102,000
Petroleos Mexicanos 3.5% 7/18/18	250,000	254,063
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	100,000	101,190
Pride International, Inc. 6.875% 8/15/20	1,400,000	1,424,500
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	1,030,000	1,084,075
6.25% 3/15/22	300,000	328,500
SM Energy Co. 6.5% 11/15/21	700,000	710,500
Southwestern Energy Co. 7.5% 2/1/18	60,000	62,850
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	960,000	974,400
6.25% 4/15/21	80,000	82,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.125% 11/15/19	207,000	208,811
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	255,000	272,213
5.875% 10/1/20	210,000	216,038
6.125% 10/15/21	10,000	10,463
6.25% 10/15/22	365,000	386,900
Weatherford International Ltd.:
4.5% 4/15/22	70,000	63,000
7.75% 6/15/21	60,000	60,600
Western Gas Partners LP 2.6% 8/15/18	200,000	200,320
Whiting Petroleum Corp.:
5% 3/15/19	15,000	14,250
6.5% 10/1/18	125,000	123,125
WPX Energy, Inc.:
6% 1/15/22	250,000	249,375
7.5% 8/1/20	625,000	658,594

TOTAL ENERGY		10,860,891

Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	263,281	141,349
Food & Drug Retail - 0.6%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (a)	105,000	91,088
Perrigo Finance PLC 3.5% 12/15/21	200,000	206,524
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	200,000	176,000

TOTAL FOOD & DRUG RETAIL		473,612

Food/Beverage/Tobacco - 2.2%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	200,000	205,041
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	20,000	19,400
Darling International, Inc. 5.375% 1/15/22	10,000	10,425
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	205,388
JBS Investments GmbH 7.75% 10/28/20 (a)	900,000	938,250
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 7.25% 6/1/21 (a)	300,000	307,500
Vector Group Ltd. 7.75% 2/15/21	185,000	193,788

TOTAL FOOD/BEVERAGE/TOBACCO		1,879,792

Gaming - 2.9%
GLP Capital LP/GLP Financing II, Inc. 4.375% 4/15/21	60,000	63,150
MCE Finance Ltd. 5% 2/15/21 (a)	200,000	199,985
Wynn Macau Ltd. 5.25% 10/15/21 (a)	2,200,000	2,207,678

TOTAL GAMING		2,470,813

Healthcare - 9.4%
Community Health Systems, Inc.:
5.125% 8/15/18	41,000	40,641
6.875% 2/1/22	400,000	305,000
7.125% 7/15/20	250,000	201,875
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	200,000	205,004
Endo Finance LLC 5.75% 1/15/22 (a)	1,300,000	1,170,000
Forest Laboratories, Inc. 5% 12/15/21 (a)	200,000	223,289
HCA Holdings, Inc. 6.25% 2/15/21	600,000	647,250
Kindred Healthcare, Inc. 8% 1/15/20	2,340,000	2,363,386
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.875% 4/15/20 (a)	300,000	301,125
Mylan N.V. 3.15% 6/15/21 (a)	200,000	203,384
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	200,000	198,527
Tenet Healthcare Corp. 4.75% 6/1/20	200,000	204,500
Universal Health Services, Inc. 4.75% 8/1/22 (a)	65,000	66,755
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	790,000	683,350
5.625% 12/1/21 (a)	365,000	299,300
6.75% 8/15/18 (a)	540,000	527,040
VPI Escrow Corp. 6.375% 10/15/20 (a)	280,000	241,500

TOTAL HEALTHCARE		7,881,926

Homebuilders/Real Estate - 4.4%
Beazer Homes U.S.A., Inc. 8.75% 3/15/22 (a)	115,000	122,188
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	156,209
DDR Corp. 4.75% 4/15/18	150,000	155,318
Essex Portfolio LP 5.5% 3/15/17	250,000	253,676
Lennar Corp. 4.75% 4/1/21	115,000	121,829
Liberty Property LP 6.625% 10/1/17	150,000	156,923
M/I Homes, Inc. 6.75% 1/15/21	140,000	147,350
Mack-Cali Realty LP 2.5% 12/15/17	150,000	150,530
PulteGroup, Inc. 4.25% 3/1/21	485,000	509,250
Rialto Holdings LLC/Rialto Corp. 7% 12/1/18 (a)	85,000	86,063
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (a)	75,000	76,875
Ventas Realty LP/Ventas Capital Corp. 4.75% 6/1/21	200,000	220,664
William Lyon Homes, Inc. 5.75% 4/15/19	1,535,000	1,565,700

TOTAL HOMEBUILDERS/REAL ESTATE		3,722,575

Insurance - 0.4%
American International Group, Inc. 3.3% 3/1/21	200,000	209,210
ING U.S., Inc. 2.9% 2/15/18 (b)	153,000	155,521

TOTAL INSURANCE		364,731

Metals/Mining - 1.3%
Freeport-McMoRan, Inc.:
2.375% 3/15/18	200,000	197,500
3.55% 3/1/22	730,000	669,775
Lundin Mining Corp. 7.5% 11/1/20 (a)	20,000	21,250
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	200,000	202,000

TOTAL METALS/MINING		1,090,525

Publishing/Printing - 0.2%
R.R. Donnelley & Sons Co. 7.875% 3/15/21	120,000	129,000
Services - 3.2%
Air Lease Corp. 2.125% 1/15/20	200,000	199,718
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	300,000	257,250
APX Group, Inc.:
6.375% 12/1/19	1,875,000	1,933,594
8.75% 12/1/20	230,000	222,525
Garda World Security Corp. 7.25% 11/15/21 (a)	10,000	9,550
Hertz Corp. 6.75% 4/15/19	72,000	73,455

TOTAL SERVICES		2,696,092

Super Retail - 1.2%
JC Penney Corp., Inc.:
5.65% 6/1/20	729,000	721,710
8.125% 10/1/19	260,000	283,075

TOTAL SUPER RETAIL		1,004,785

Technology - 5.4%
Micron Technology, Inc. 5.875% 2/15/22	1,000,000	1,032,900
NCR Corp.:
4.625% 2/15/21	535,000	541,688
5% 7/15/22	100,000	101,562
5.875% 12/15/21	185,000	194,481
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	1,000,000	1,053,750
4.125% 6/1/21 (a)	400,000	427,000
4.625% 6/15/22 (a)	795,000	866,550
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (a)	75,000	51,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	285,000	299,250
13.375% 10/15/19	18,000	19,260

TOTAL TECHNOLOGY		4,588,191

Telecommunications - 12.8%
Altice Financing SA 6.5% 1/15/22 (a)	600,000	627,150
AT&T, Inc. 2.8% 2/17/21	200,000	202,764
Columbus International, Inc. 7.375% 3/30/21 (a)	1,400,000	1,498,000
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	500,000	503,750
MetroPCS Wireless, Inc. 6.625% 11/15/20	130,000	133,575
Sable International Finance Ltd. 6.875% 8/1/22 (a)	600,000	621,000
SFR Group SA 6% 5/15/22 (a)	1,000,000	1,025,320
Sprint Communications, Inc.:
6% 11/15/22	500,000	465,940
7% 3/1/20 (a)	1,480,000	1,609,500
9% 11/15/18 (a)	115,000	126,500
Sprint Corp. 7.25% 9/15/21	375,000	383,906
T-Mobile U.S.A., Inc.:
6.464% 4/28/19	1,275,000	1,295,719
6.542% 4/28/20	465,000	480,113
6.731% 4/28/22	90,000	94,050
Verizon Communications, Inc. 3.65% 9/14/18	250,000	259,366
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	1,070,000	1,075,350
7.375% 4/23/21 (a)	400,000	411,000

TOTAL TELECOMMUNICATIONS		10,813,003

Transportation Ex Air/Rail - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	540,000	407,700
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	10,000	7,900

TOTAL TRANSPORTATION EX AIR/RAIL		415,600

Utilities - 6.3%
Calpine Corp. 6% 1/15/22 (a)	300,000	313,593
DCP Midstream Operating LP 2.5% 12/1/17	100,000	99,250
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	258,000	269,288
DPL, Inc. 6.75% 10/1/19	855,000	887,063
Dynegy, Inc.:
6.75% 11/1/19	1,515,000	1,533,316
7.375% 11/1/22	900,000	867,938
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	135,000	128,925
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	865,000	821,750
The AES Corp.:
3.8421% 6/1/19 (b)	28,000	27,965
4.875% 5/15/23	5,000	4,961
7.375% 7/1/21	280,000	315,700

TOTAL UTILITIES		5,269,749

TOTAL NONCONVERTIBLE BONDS
(Cost $70,541,668)		71,161,710

U.S. Treasury Obligations - 0.6%
U.S. Treasury Notes:
1.125% 9/30/21	$110,000	$108,977
1.25% 10/31/21	393,000	391,849
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $501,167)		500,826
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Southwestern Energy Co. (d)
(Cost $4,905)	373	3,875

Convertible Preferred Stocks - 0.2%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25%
(Cost $111,697)	6,300	157,941
	Principal Amount	Value

Bank Loan Obligations - 13.0%
Aerospace - 0.7%
TransDigm, Inc.:
Tranche D, term loan 3.8316% 6/4/21 (b)	191,104	190,674
Tranche F, term loan 3.75% 6/9/23 (b)	435,000	433,099

TOTAL AEROSPACE		623,773

Air Transportation - 0.6%
Air Canada Tranche B, term loan 3.6143% 10/6/23 (b)	180,000	180,225
American Airlines, Inc. Tranche B, term loan 3.25% 10/10/21 (b)	349,781	349,830

TOTAL AIR TRANSPORTATION		530,055

Broadcasting - 0.6%
Clear Channel Communications, Inc. Tranche D, term loan 7.2843% 1/30/19 (b)	275,000	207,749
Nielsen Finance LLC Tranche B 3LN, term loan 3.0311% 10/4/23 (b)	165,000	165,645
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	98,683	98,837

TOTAL BROADCASTING		472,231

Building Materials - 1.2%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 9/23/23 (b)	215,000	215,806
GYP Holdings III Corp. Tranche B, term loan 4.5% 4/1/21 (b)	281,258	280,906
HD Supply, Inc. Tranche B, term loan 3.63% 10/17/23 (b)	280,000	280,176
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	232,650	232,480

TOTAL BUILDING MATERIALS		1,009,368

Cable/Satellite TV - 0.9%
Numericable LLC:
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	287,825	287,825
Tranche B, term loan 5.1373% 1/15/24 (b)	34,825	35,112
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (b)	225,000	224,386
Ziggo Secured Finance Partnership Tranche D, term loan 3.5346% 8/31/24 (b)	180,000	179,919

TOTAL CABLE/SATELLITE TV		727,242

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	140,204	140,519
Chemicals - 0.0%
MacDermid, Inc. term loan 5% 6/7/23 (b)	40,000	40,300
Containers - 1.0%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/21 (b)	237,093	239,242
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (b)	310,000	310,691
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	277,368	276,674

TOTAL CONTAINERS		826,607

Diversified Financial Services - 0.1%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	100,000	90,750
Tranche B 1LN, term loan 4.9847% 9/11/21 (b)	24,625	24,215

TOTAL DIVERSIFIED FINANCIAL SERVICES		114,965

Energy - 0.1%
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	93,563	87,950
Food & Drug Retail - 0.0%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (b)	38,095	38,492
Food/Beverage/Tobacco - 0.1%
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (b)	105,000	106,116
Gaming - 0.3%
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	235,800	236,684
Healthcare - 0.8%
Horizon Pharmaceuticals, Inc. term loan 5/7/21 (e)	20,000	20,025
InVentiv Health, Inc. Tranche B, term loan 9/29/23 (e)	280,000	279,849
Valeant Pharmaceuticals International, Inc. Tranche BD 2LN, term loan 5% 2/13/19 (b)	397,619	396,343

TOTAL HEALTHCARE		696,217

Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	44,359	43,305
Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (b)	200,000	182,812
Publishing/Printing - 0.6%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	44,888	44,766
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	456,766	445,918

TOTAL PUBLISHING/PRINTING		490,684

Services - 1.4%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	258,687	248,598
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	68,075	67,127
Garda World Security Corp.:
term loan 4% 11/8/20 (b)	417,228	411,837
Tranche DD, term loan 4.0039% 11/8/20 (b)	98,033	96,767
Laureate Education, Inc. Tranche B, term loan 8.8679% 3/17/21 (b)	219,579	217,657
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	167,994	164,634

TOTAL SERVICES		1,206,620

Super Retail - 0.7%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	173,750	174,749
PetSmart, Inc. term loan 4% 3/11/22 (b)	380,081	380,826

TOTAL SUPER RETAIL		555,575

Technology - 2.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	100,000	98,000
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22(b)	143,546	141,797
Kronos, Inc. term loan:
10/20/23 (e)	395,000	396,572
10/20/24 (e)	100,000	102,986
ON Semiconductor Corp. term loan 3.7772% 3/31/23 (b)	215,000	216,183
Quest Software U.S. Holdings, Inc. Tranche B, term loan 9/27/22 (e)	130,000	129,903
Rackspace Hosting, Inc. term loan 10/26/23 (e)	55,000	55,292
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	182,675	183,132
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	450,000	453,096

TOTAL TECHNOLOGY		1,776,961

Telecommunications - 0.4%
LTS Buyer LLC Tranche B 1LN, term loan 4.0877% 4/11/20 (b)	24,681	24,706
Polycom, Inc. Tranche B, term loan 7.5% 9/27/23 (b)	285,000	277,519

TOTAL TELECOMMUNICATIONS		302,225

Utilities - 0.9%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.09% 5/3/20 (b)	259,977	258,027
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	168,725	169,449
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	304,201	296,976

TOTAL UTILITIES		724,452

TOTAL BANK LOAN OBLIGATIONS
(Cost $10,901,489)		10,933,153

Bank Notes - 0.3%
Regions Bank 7.5% 5/15/18
(Cost $268,152)	250,000	270,910

Preferred Securities - 0.6%
Banks & Thrifts - 0.6%
Citigroup, Inc.:
5.95% (b)(f)	$100,000	$104,999
5.95% (b)(f)	10,000	10,382
Royal Bank of Scotland Group PLC 7.5% (b)(f)	400,000	369,637

TOTAL BANKS & THRIFTS		485,018

Diversified Financial Services - 0.0%
American Express Co. 4.9% (b)(f)	20,000	19,757
TOTAL PREFERRED SECURITIES
(Cost $513,354)		504,775
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.41% (g)
(Cost $3,616,660)	3,616,496	3,617,581
TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $86,459,092)		87,150,771
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(2,868,187)
NET ASSETS - 100%		$84,282,584

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,399,236 or 33.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Non-income producing

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,678
Total	$9,678

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$161,816	$161,816	$--	$--
Corporate Bonds	71,161,710	--	71,161,710	--
U.S. Government and Government Agency Obligations	500,826	--	500,826	--
Bank Loan Obligations	10,933,153	--	10,933,153	--
Bank Notes	270,910	--	270,910	--
Preferred Securities	504,775	--	504,775	--
Money Market Funds	3,617,581	3,617,581	--	--
Total Investments in Securities:	$87,150,771	$3,779,397	$83,371,374	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.6%
Luxembourg	4.1%
Canada	3.8%
Cayman Islands	3.7%
Netherlands	3.2%
Barbados	1.8%
United Kingdom	1.7%
Ireland	1.6%
Mexico	1.5%
Germany	1.2%
France	1.2%
Austria	1.1%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $82,842,432)	$83,533,190
Fidelity Central Funds (cost $3,616,660)	3,617,581
Total Investments (cost $86,459,092)		$87,150,771
Cash		754,861
Receivable for investments sold		881,673
Receivable for fund shares sold		151,834
Interest receivable		1,068,967
Distributions receivable from Fidelity Central Funds		2,078
Prepaid expenses		160
Receivable from investment adviser for expense reductions		39,500
Other receivables		43
Total assets		90,049,887
Liabilities
Payable for investments purchased	$4,864,765
Payable for fund shares redeemed	759,480
Distributions payable	49,797
Accrued management fee	37,407
Distribution and service plan fees payable	5,955
Other affiliated payables	9,618
Other payables and accrued expenses	40,281
Total liabilities		5,767,303
Net Assets		$84,282,584
Net Assets consist of:
Paid in capital		$88,985,779
Undistributed net investment income		241,033
Accumulated undistributed net realized gain (loss) on investments		(5,635,907)
Net unrealized appreciation (depreciation) on investments		691,679
Net Assets		$84,282,584
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,563,611 ÷ 910,890 shares)		$9.40
Maximum offering price per share (100/96.00 of $9.40)		$9.79
Class T:
Net Asset Value and redemption price per share ($2,625,029 ÷ 279,250 shares)		$9.40
Maximum offering price per share (100/96.00 of $9.40)		$9.79
Class C:
Net Asset Value and offering price per share ($4,457,062 ÷ 474,054 shares)(a)		$9.40
Short Duration High Income:
Net Asset Value, offering price and redemption price per share ($61,751,476 ÷ 6,568,278 shares)		$9.40
Class I:
Net Asset Value, offering price and redemption price per share ($6,885,406 ÷ 732,363 shares)		$9.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2016 (Unaudited)
Investment Income
Dividends		$33,508
Interest		1,794,123
Income from Fidelity Central Funds		9,678
Total income		1,837,309
Expenses
Management fee	$185,368
Transfer agent fees	39,584
Distribution and service plan fees	32,670
Accounting fees and expenses	13,742
Custodian fees and expenses	7,062
Independent trustees' fees and expenses	135
Registration fees	64,064
Audit	36,878
Legal	1,002
Miscellaneous	270
Total expenses before reductions	380,775
Expense reductions	(80,888)	299,887
Net investment income (loss)		1,537,422
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(305,442)
Fidelity Central Funds	1,305
Total net realized gain (loss)		(304,137)
Change in net unrealized appreciation (depreciation) on investment securities		1,779,612
Net gain (loss)		1,475,475
Net increase (decrease) in net assets resulting from operations		$3,012,897

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,537,422	$2,971,015
Net realized gain (loss)	(304,137)	(3,941,175)
Change in net unrealized appreciation (depreciation)	1,779,612	(845,412)
Net increase (decrease) in net assets resulting from operations	3,012,897	(1,815,572)
Distributions to shareholders from net investment income	(1,381,635)	(2,846,056)
Distributions to shareholders from net realized gain	–	(12,975)
Total distributions	(1,381,635)	(2,859,031)
Share transactions - net increase (decrease)	19,179,854	6,284,384
Redemption fees	8,696	19,692
Total increase (decrease) in net assets	20,819,812	1,629,473
Net Assets
Beginning of period	63,462,772	61,833,299
End of period	$84,282,584	$63,462,772
Other Information
Undistributed net investment income end of period	$241,033	$85,246

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.14	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.208	.429	.358	.132
Net realized and unrealized gain (loss)	.238	(.737)	(.246)	.091
Total from investment operations	.446	(.308)	.112	.223
Distributions from net investment income	(.187)	(.413)	(.358)	(.124)
Distributions from net realized gain	–	(.002)	–	–
Total distributions	(.187)	(.415)	(.358)	(.124)
Redemption fees added to paid in capitalB	.001	.003	.006	.001
Net asset value, end of period	$9.40	$9.14	$9.86	$10.10
Total ReturnC,D,E	4.93%	(3.06)%	1.22%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.30%H	1.24%	1.29%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%H
Net investment income (loss)	4.46%H	4.65%	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,564	$6,823	$4,398	$3,043
Portfolio turnover rateI	70%H	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class T

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.14	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.209	.433	.360	.132
Net realized and unrealized gain (loss)	.237	(.741)	(.247)	.091
Total from investment operations	.446	(.308)	.113	.223
Distributions from net investment income	(.187)	(.413)	(.359)	(.124)
Distributions from net realized gain	–	(.002)	–	–
Total distributions	(.187)	(.415)	(.359)	(.124)
Redemption fees added to paid in capitalB	.001	.003	.006	.001
Net asset value, end of period	$9.40	$9.14	$9.86	$10.10
Total ReturnC,D,E	4.93%	(3.06)%	1.23%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.30%H	1.25%	1.31%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%H
Net investment income (loss)	4.46%H	4.65%	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,625	$2,426	$2,930	$2,946
Portfolio turnover rateI	70%H	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.173	.360	.285	.096
Net realized and unrealized gain (loss)	.228	(.728)	(.247)	.090
Total from investment operations	.401	(.368)	.038	.186
Distributions from net investment income	(.152)	(.343)	(.284)	(.087)
Distributions from net realized gain	–	(.002)	–	–
Total distributions	(.152)	(.345)	(.284)	(.087)
Redemption fees added to paid in capitalB	.001	.003	.006	.001
Net asset value, end of period	$9.40	$9.15	$9.86	$10.10
Total ReturnC,D,E	4.43%	(3.68)%	.47%	1.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.07%H	2.00%	2.08%	2.37%H
Expenses net of fee waivers, if any	1.80%H	1.80%	1.80%	1.80%H
Expenses net of all reductions	1.80%H	1.80%	1.80%	1.80%H
Net investment income (loss)	3.71%H	3.90%	2.88%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,457	$3,827	$3,465	$3,114
Portfolio turnover rateI	70%H	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.220	.455	.385	.142
Net realized and unrealized gain (loss)	.228	(.730)	(.248)	.093
Total from investment operations	.448	(.275)	.137	.235
Distributions from net investment income	(.199)	(.436)	(.383)	(.136)
Distributions from net realized gain	–	(.002)	–	–
Total distributions	(.199)	(.438)	(.383)	(.136)
Redemption fees added to paid in capitalB	.001	.003	.006	.001
Net asset value, end of period	$9.40	$9.15	$9.86	$10.10
Total ReturnC,D	4.95%	(2.71)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	.96%	1.00%	1.24%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%	.80%G
Net investment income (loss)	4.71%G	4.90%	3.88%	2.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$61,751	$47,531	$45,109	$54,547
Portfolio turnover rateH	70%G	56%	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.219	.460	.383	.143
Net realized and unrealized gain (loss)	.229	(.735)	(.246)	.091
Total from investment operations	.448	(.275)	.137	.234
Distributions from net investment income	(.199)	(.436)	(.383)	(.135)
Distributions from net realized gain	–	(.002)	–	–
Total distributions	(.199)	(.438)	(.383)	(.135)
Redemption fees added to paid in capitalB	.001	.003	.006	.001
Net asset value, end of period	$9.40	$9.15	$9.86	$10.10
Total ReturnC,D	4.95%	(2.71)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.09%G	.99%	1.04%	1.34%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%	.80%G
Net investment income (loss)	4.71%G	4.90%	3.88%	2.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,885	$2,856	$5,932	$4,419
Portfolio turnover rateH	70%G	56%	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short Duration High Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,853,859
Gross unrealized depreciation	(1,031,076)
Net unrealized appreciation (depreciation) on securities	$822,783
Tax cost	$86,327,988

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,407,494)
Long-term	(1,862,687)
Total capital loss carryforward	$(5,270,181)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $40,809,263 and $20,102,574, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$9,403	$9,403
Class T	-%	.25%	3,181	3,181
Class C	.75%	.25%	20,086	20,086
			$32,670	$32,670

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,757
Class T	752
Class C(a)	88
$2,597

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$5,061.13
Class T	1,665.13
Class C	3,191.16
Short Duration High Income	26,854.11
Class I	2,813.14
	$39,584

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $105 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$9,584
Class T	1.05%	3,167
Class C	1.80%	5,480
Short Duration High Income	.80%	56,905
Class I	.80%	5,614
		$80,750

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $122.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2016	Year ended April 30, 2016
From net investment income
Class A	$151,151	$261,851
Class T	51,102	113,395
Class C	66,051	153,106
Short Duration High Income	1,030,771	2,143,928
Class I	82,560	173,776
Total	$1,381,635	$2,846,056
From net realized gain
Class A	$–	$1,377
Class T	–	600
Class C	–	875
Short Duration High Income	–	9,541
Class I	–	582
Total	$–	$12,975

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2016	Year ended April 30, 2016	Six months ended October 31, 2016	Year ended April 30, 2016
Class A
Shares sold	318,479	648,174	$2,974,931	$6,098,106
Reinvestment of distributions	13,585	25,250	126,487	232,560
Shares redeemed	(167,328)	(373,249)	(1,559,646)	(3,497,952)
Net increase (decrease)	164,736	300,175	$1,541,772	$2,832,714
Class T
Shares sold	99,790	132,992	$931,126	$1,223,867
Reinvestment of distributions	5,081	11,962	47,279	110,701
Shares redeemed	(90,904)	(176,831)	(846,073)	(1,640,461)
Net increase (decrease)	13,967	(31,877)	$132,332	$(305,893)
Class C
Shares sold	153,637	526,097	$1,428,312	$4,814,727
Reinvestment of distributions	6,647	15,870	61,829	145,912
Shares redeemed	(104,720)	(474,823)	(968,323)	(4,353,191)
Net increase (decrease)	55,564	67,144	$521,818	$607,448
Short Duration High Income
Shares sold	2,728,640	3,424,433	$25,497,838	$32,122,226
Reinvestment of distributions	92,721	204,798	863,203	1,895,696
Shares redeemed	(1,450,400)	(3,006,493)	(13,329,375)	(28,043,458)
Net increase (decrease)	1,370,961	622,738	$13,031,666	$5,974,464
Class I
Shares sold	484,318	222,094	$4,544,911	$1,996,917
Reinvestment of distributions	5,897	16,585	54,888	154,263
Shares redeemed	(70,100)	(528,003)	(647,533)	(4,975,529)
Net increase (decrease)	420,115	(289,324)	$3,952,266	$(2,824,349)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Class A	1.05%
Actual		$1,000.00	$1,049.30	$5.42
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class T	1.05%
Actual		$1,000.00	$1,049.30	$5.42
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class C	1.80%
Actual		$1,000.00	$1,044.30	$9.27
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Short Duration High Income	.80%
Actual		$1,000.00	$1,049.50	$4.13
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class I	.80%
Actual		$1,000.00	$1,049.50	$4.13
Hypothetical-C		$1,000.00	$1,021.17	$4.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Short Duration High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Short Duration High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of the retail class ranked below the competitive median for 2015, the total expense ratio of each of Class A and Class T ranked equal to the competitive median for 2015, and the total expense ratio of each of Class C and Class I ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, although Class I is categorized by Broadridge as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, Class I would not be above the competitive median for 2015. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Class I, and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.05%, 1.05%, 1.80%, 0.80%, and 0.80% through June 30, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ASDH-SANN-1216
1.969458.102

Fidelity® Global High Income Fund Semi-Annual Report October 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ally Financial, Inc.	2.0	1.9
APX Group, Inc.	1.4	1.1
Valeant Pharmaceuticals International, Inc.	1.3	1.4
T-Mobile U.S.A., Inc.	1.2	1.2
Royal Bank of Scotland Group PLC	1.1	0.9
	7.0

Top Five Countries as of October 31, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	45.5	48.0
Luxembourg	8.3	8.4
Netherlands	6.1	5.1
Cayman Islands	4.0	4.1
United Kingdom	3.4	3.2

Top Five Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.7	11.0
Telecommunications	11.8	12.3
Banks & Thrifts	10.4	10.6
Utilities	6.3	6.2
Healthcare	6.0	6.5

Quality Diversification (% of fund's net assets)

As of October 31, 2016
BBB	2.3%
BB	37.2%
B	33.1%
CCC,CC,C	15.2%
D	0.1%
Not Rated	3.9%
Equities	2.1%
Short-Term Investments and Net Other Assets	6.1%

As of April 30, 2016
BBB	3.4%
BB	34.3%
B	31.6%
CCC,CC,C	16.6%
Not Rated	4.1%
Equities	2.3%
Short-Term Investments and Net Other Assets	7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2016 *
Corporate Bonds	83.2%
Stocks	2.1%
Preferred Securities	6.1%
Other Investments	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	6.1%

 * Foreign investments - 48.4%

As of April 30, 2016 *
Corporate Bonds	80.8%
Stocks	2.3%
Preferred Securities	6.9%
Other Investments	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	7.7%

 * Foreign investments - 44.3%

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.2%
		Principal Amount(a)	Value
Aerospace - 0.3%
Finmeccanica Finance SA 5.25% 1/21/22	EUR	$100,000	$128,858
Leonardo-Finmeccanica SpA 4.875% 3/24/25	EUR	100,000	129,930
TransDigm, Inc. 6.375% 6/15/26 (b)		70,000	71,582

TOTAL AEROSPACE			330,370

Air Transportation - 0.2%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		119,000	129,115
Continental Airlines, Inc. 6.125% 4/29/18		55,000	57,750
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	47,306

TOTAL AIR TRANSPORTATION			234,171

Automotive - 0.8%
Samvardhana Motherson Automotive Systems Group BV 4.125% 7/15/21 (Reg. S)	EUR	200,000	224,742
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	226,400
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		300,000	311,475

TOTAL AUTOMOTIVE			762,617

Automotive & Auto Parts - 1.1%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		140,000	128,713
Faurecia SA 3.625% 6/15/23 (Reg. S)	EUR	100,000	113,771
Fiat Finance & Trade Ltd. SA 7.375% 7/9/18	EUR	200,000	242,778
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (c)	EUR	200,000	216,823
Metalsa SA de CV 4.9% 4/24/23 (b)		200,000	196,000
ZF North America Capital, Inc.:
2.25% 4/26/19 (Reg. S)	EUR	100,000	114,001
2.75% 4/27/23 (Reg. S)	EUR	100,000	117,083

TOTAL AUTOMOTIVE & AUTO PARTS			1,129,169

Banks & Thrifts - 6.4%
Ally Financial, Inc.:
5.75% 11/20/25		445,000	455,569
8% 12/31/18		225,000	246,938
8% 11/1/31		1,195,000	1,427,998
Banco de Bogota SA 6.25% 5/12/26 (b)		200,000	206,500
Banco Internacional del Peru SAA 6.625% 3/19/29 (b)(c)		200,000	219,440
Banco Mercantil del Norte SA 5.75% 10/4/31 (b)(c)		200,000	194,500
BBVA Bancomer SA 7.25% 4/22/20 (b)		200,000	221,000
General Motors Acceptance Corp. 8% 11/1/31		257,000	307,758
GTB Finance BV 6% 11/8/18 (b)		200,000	198,500
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	199,132
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		350,000	371,158
JSC BGEO Group 6% 7/26/23 (b)		450,000	461,493
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		400,000	434,160
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (c)	EUR	100,000	109,024
5.125% 5/28/24		317,000	313,950
SB Capital SA 5.5% 2/26/24 (b)(c)		200,000	198,000
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (b)		200,000	201,902
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		200,000	191,500
Turkiye Is Bankasi A/S 3.75% 10/10/18 (b)		200,000	197,420
Zenith Bank PLC 6.25% 4/22/19 (b)		400,000	389,072

TOTAL BANKS & THRIFTS			6,545,014

Broadcasting - 0.6%
AMC Networks, Inc. 4.75% 12/15/22		100,000	102,000
Clear Channel Communications, Inc. 5.5% 12/15/16		185,000	182,225
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		350,000	301,000

TOTAL BROADCASTING			585,225

Building Materials - 2.3%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		55,000	55,550
CEMEX Finance LLC:
5.25% 4/1/21 (Reg. S)	EUR	100,000	114,122
6% 4/1/24 (Reg. S)		450,000	465,750
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	203,600
GCP Applied Technologies, Inc. 9.5% 2/1/23(b)		70,000	79,275
HD Supply, Inc. 5.75% 4/15/24 (b)		30,000	31,500
HeidelbergCement Finance BV 3.25% 10/21/21 (Reg. S)	EUR	300,000	365,962
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		45,000	45,000
7.75% 6/1/24 (b)		45,000	45,225
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	92,750
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		100,000	107,441
Pratama Agung Pte. Ltd. 6.25% 2/24/20 (Reg. S)		200,000	210,505
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		300,000	311,700
West China Cement Ltd. 6.5% 9/11/19		200,000	207,339

TOTAL BUILDING MATERIALS			2,335,719

Cable/Satellite TV - 5.3%
Altice SA:
7.625% 2/15/25 (b)		400,000	416,000
7.75% 5/15/22 (b)		235,000	245,428
Altice U.S. Finance SA 7.75% 7/15/25 (b)		400,000	428,000
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	58,025
Cablevision SA 6.5% 6/15/21 (b)		150,000	156,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.5% 5/1/26 (b)		110,000	112,682
5.75% 1/15/24		615,000	650,363
5.75% 2/15/26 (b)		65,000	67,722
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		255,000	251,175
CSC Holdings, Inc. 5.5% 4/15/27 (b)		345,000	349,959
DISH DBS Corp. 5% 3/15/23		470,000	462,950
Myriad International Holding BV 5.5% 7/21/25 (b)		200,000	212,016
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		170,000	181,156
Telenet Finance VI Luxembourg SCA 4.875% 7/15/27 (Reg. S)	EUR	100,000	114,484
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.5% 1/15/27 (Reg. S)	EUR	100,000	107,717
5.5% 9/15/22 (Reg. S)	EUR	324,000	374,344
5.5% 1/15/23 (b)		200,000	207,250
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	100,000	108,842
VTR Finance BV 6.875% 1/15/24 (b)		600,000	627,750
Ziggo Bond Finance BV 6% 1/15/27 (b)		160,000	157,100
Ziggo Secured Finance BV 3.75% 1/15/25 (Reg. S)	EUR	100,000	110,209

TOTAL CABLE/SATELLITE TV			5,399,172

Capital Goods - 0.3%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)		180,000	107,550
Zoomlion HK SPV Co. Ltd. 6.125% 12/20/22 (Reg. S)		200,000	190,000

TOTAL CAPITAL GOODS			297,550

Chemicals - 1.4%
Blue Cube Spinco, Inc. 10% 10/15/25		45,000	54,000
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		160,000	143,200
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	250,000	281,276
LSB Industries, Inc. 8.5% 8/1/19		65,000	60,450
Momentive Performance Materials, Inc. 3.88% 10/24/21		200,000	178,000
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		140,000	0
OCP SA 5.625% 4/25/24 (b)		200,000	215,040
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		200,000	194,000
10.375% 5/1/21 (b)		25,000	27,000
Tronox Finance LLC 6.375% 8/15/20		100,000	89,750
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		200,000	185,419

TOTAL CHEMICALS			1,428,135

Containers - 1.9%
ARD Finance SA 7.125% 9/15/23 pay-in-kind (b)		200,000	198,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.75% 5/15/24 (Reg. S)	EUR	100,000	116,910
7% 11/15/20 (b)		35,294	36,353
7.25% 5/15/24 (b)		200,000	211,000
Ball Corp.:
3.5% 12/15/20	EUR	100,000	121,107
4.375% 12/15/23	EUR	200,000	246,796
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		155,000	156,550
Crown European Holdings SA 3.375% 5/15/25	EUR	300,000	337,657
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	150,000	197,315
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		285,000	292,490

TOTAL CONTAINERS			1,914,178

Diversified Financial Services - 5.1%
Aircastle Ltd. 5.125% 3/15/21		220,000	233,475
Arrow Global Finance PLC 4.951% 11/1/21 (c)	EUR	200,000	226,356
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	100,000	105,933
Cabot Financial SA (Luxembourg) 5.875% 11/15/21 (Reg. S) (c)	EUR	150,000	160,809
CIT Group, Inc. 5% 8/1/23		215,000	228,997
Comcel Trust 6.875% 2/6/24 (b)		200,000	204,500
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		200,000	206,250
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	200,000	221,526
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22		305,000	290,131
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		55,000	55,000
International Lease Finance Corp.:
5.875% 8/15/22		375,000	412,980
8.625% 1/15/22		255,000	312,694
International Personal Finance PLC 5.75% 4/7/21 (Reg S.)	EUR	100,000	99,895
Lock A/S 7% 8/15/21 (Reg. S)	EUR	100,000	114,121
MSCI, Inc. 5.75% 8/15/25 (b)		50,000	53,158
Navient Corp.:
5% 10/26/20		54,000	53,325
7.25% 9/25/23		30,000	29,550
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		425,000	451,563
Schumann SpA 7% 7/31/23 (Reg. S)	EUR	200,000	222,945
SLM Corp.:
4.875% 6/17/19		30,000	30,263
5.5% 1/25/23		475,000	431,063
6.125% 3/25/24		365,000	333,975
8% 3/25/20		190,000	206,150
Verisure Holding AB 6% 11/1/22 (Reg. S)	EUR	260,000	310,389
Zhongrong International Bond 2015 Ltd. 6% 6/15/18 (Reg. S)		200,000	203,422

TOTAL DIVERSIFIED FINANCIAL SERVICES			5,198,470

Diversified Media - 0.4%
MDC Partners, Inc. 6.5% 5/1/24 (b)		95,000	80,988
National CineMedia LLC 6% 4/15/22		300,000	312,000

TOTAL DIVERSIFIED MEDIA			392,988

Energy - 11.7%
Afren PLC 10.25% 4/8/19 (b)(d)		285,920	29
Antero Resources Corp.:
5.125% 12/1/22		420,000	423,150
5.625% 6/1/23 (Reg. S)		80,000	81,600
Areva SA 4.875% 9/23/24	EUR	200,000	220,648
Callon Petroleum Co. 6.125% 10/1/24 (b)		25,000	25,750
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		55,000	56,513
Chesapeake Energy Corp.:
4.13% 4/15/19 (c)		70,000	64,575
4.875% 4/15/22		180,000	153,000
5.75% 3/15/23		65,000	56,225
8% 12/15/22 (b)		365,000	370,247
China Oil & Gas Group Ltd. 5.25% 4/25/18 (Reg. S)		200,000	203,000
Citgo Holding, Inc. 10.75% 2/15/20 (b)		155,000	158,255
Concho Resources, Inc.:
5.5% 10/1/22		55,000	56,513
5.5% 4/1/23		25,000	25,575
EDC Finance Ltd. 4.875% 4/17/20 (b)		200,000	202,000
Energy Transfer Equity LP 7.5% 10/15/20		30,000	32,700
Ensco PLC:
4.5% 10/1/24		70,000	56,000
5.2% 3/15/25		5,000	4,067
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		250,000	235,625
Gaz Capital SA:
3.389% 3/20/20 (Reg. S)	EUR	100,000	113,500
3.6% 2/26/21 (Reg. S)	EUR	300,000	344,178
Gibson Energy, Inc. 6.75% 7/15/21 (b)		370,000	380,175
Greenko Dutch BV 8% 8/1/19 (Reg. S)		200,000	213,623
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	166,600
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		320,000	312,000
5.75% 10/1/25 (b)		200,000	200,500
7.625% 4/15/21 (b)		10,000	10,250
Hornbeck Offshore Services, Inc.:
5% 3/1/21		5,000	2,975
5.875% 4/1/20		80,000	51,600
Indo Energy Finance II BV 6.375% 1/24/23		200,000	156,013
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		150,000	123,000
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		200,000	192,000
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 9/15/21 (d)		35,000	11,375
7.75% 2/1/21 (d)		5,000	1,625
Murphy Oil Corp. 6.875% 8/15/24		20,000	20,820
Noble Holding International Ltd.:
3.95% 3/15/22		10,000	7,675
4.625% 3/1/21		20,000	16,889
7.2% 4/1/25 (c)		25,000	20,375
Oasis Petroleum, Inc. 6.875% 3/15/22		45,000	44,550
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		380,000	150,100
Pacific Exploration and Production Corp. 12% 12/22/16		88,000	88,616
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)(d)		500,000	100,000
Pan American Energy LLC 7.875% 5/7/21 (b)		500,000	536,875
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)		10,000	10,500
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)		130,000	120,250
Petroleos Mexicanos 6.375% 2/4/21 (b)		200,000	218,800
Plains Exploration & Production Co.:
6.5% 11/15/20		15,000	15,319
6.625% 5/1/21		15,000	15,300
6.75% 2/1/22		50,000	51,125
6.875% 2/15/23		215,000	223,063
Pride International, Inc. 7.875% 8/15/40		95,000	76,000
Puma International Financing SA 6.75% 2/1/21 (Reg. S)		200,000	206,044
Range Resources Corp. 4.875% 5/15/25		60,000	57,331
Rice Energy, Inc.:
6.25% 5/1/22		40,000	40,700
7.25% 5/1/23		40,000	42,400
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		125,000	119,375
Sabine Pass Liquefaction LLC:
5% 3/15/27 (b)		85,000	86,488
5.625% 2/1/21 (c)		260,000	273,650
5.625% 4/15/23 (c)		225,000	239,063
5.625% 3/1/25		45,000	47,617
5.75% 5/15/24		80,000	84,600
5.875% 6/30/26 (b)		140,000	150,878
SemGroup Corp. 7.5% 6/15/21		370,000	378,325
SM Energy Co.:
5% 1/15/24		65,000	60,450
5.625% 6/1/25		110,000	104,775
6.125% 11/15/22		150,000	150,750
6.5% 11/15/21		30,000	30,450
6.5% 1/1/23		15,000	14,925
6.75% 9/15/26		25,000	25,625
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	104,000
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		110,000	112,750
6.375% 4/1/23		60,000	61,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		35,000	34,913
5.375% 2/1/27 (b)		35,000	35,000
6.375% 8/1/22		60,000	61,800
Teine Energy Ltd. 6.875% 9/30/22 (b)		145,000	147,538
TerraForm Power Operating LLC:
9.375% 2/1/23 (b)(c)		340,000	340,850
9.625% 6/15/25 (b)(c)		55,000	56,788
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		20,000	20,925
6.375% 5/1/24		45,000	48,488
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		431,097	464,507
Ultrapar Participacoes SA 5.25% 10/6/26 (b)		200,000	202,750
Weatherford International Ltd.:
4.5% 4/15/22		70,000	63,000
7.75% 6/15/21		90,000	90,900
8.25% 6/15/23		110,000	113,850
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		40,000	41,800
Western Refining, Inc. 6.25% 4/1/21		105,000	105,788
WPX Energy, Inc.:
5.25% 9/15/24		65,000	61,750
6% 1/15/22		95,000	94,763
7.5% 8/1/20		65,000	68,494
8.25% 8/1/23		100,000	108,000
YPF SA:
8.5% 3/23/21 (b)		150,000	164,955
8.5% 7/28/25 (b)		400,000	436,000
Zhaikmunai International BV 7.125% 11/13/19 (b)		400,000	369,000

TOTAL ENERGY			11,944,548

Entertainment/Film - 0.3%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		170,000	171,700
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		250,000	134,219

TOTAL ENTERTAINMENT/FILM			305,919

Environmental - 0.4%
Covanta Holding Corp.:
5.875% 3/1/24		110,000	108,488
6.375% 10/1/22		95,000	96,663
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		200,000	200,500

TOTAL ENVIRONMENTAL			405,651

Food & Drug Retail - 1.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		125,000	123,399
6.625% 6/15/24 (b)		100,000	103,750
Casino Guichard Perrachon SA 5.976% 5/26/21 (c)	EUR	100,000	129,260
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		200,000	206,500
Rite Aid Corp.:
6.875% 12/15/28 (b)(c)		505,000	609,788
7.7% 2/15/27		296,000	367,040
Tesco PLC 5.125% 4/10/47	EUR	100,000	108,928
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		165,000	145,200

TOTAL FOOD & DRUG RETAIL			1,793,865

Food/Beverage/Tobacco - 2.1%
Arcor SAIC 6% 7/6/23 (b)		100,000	106,000
ESAL GmbH 6.25% 2/5/23 (b)		155,000	149,188
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		300,000	325,500
JBS Investments GmbH 7.25% 4/3/24 (b)		410,000	414,100
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (b)		65,000	63,700
MHP SA 8.25% 4/2/20 (b)		200,000	195,796
Minerva Luxembourg SA 6.5% 9/20/26 (b)		400,000	391,760
Post Holdings, Inc.:
6.75% 12/1/21 (b)		190,000	203,300
7.75% 3/15/24 (b)		65,000	71,838
8% 7/15/25 (b)		35,000	39,900
TreeHouse Foods, Inc. 6% 2/15/24 (b)		40,000	42,960
U.S. Foods, Inc. 5.875% 6/15/24 (b)		75,000	78,000
Vector Group Ltd. 7.75% 2/15/21		50,000	52,375

TOTAL FOOD/BEVERAGE/TOBACCO			2,134,417

Gaming - 2.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		405,000	430,313
Cleopatra Finance Ltd. 4.75% 2/15/23 (Reg. S)	EUR	200,000	237,937
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26		30,000	31,875
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		130,000	136,500
MGM Mirage, Inc. 8.625% 2/1/19		115,000	129,016
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (c)		305,000	329,019
Scientific Games Corp. 10% 12/1/22		270,000	249,750
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	207,000
Wynn Macau Ltd. 5.25% 10/15/21 (b)		300,000	301,047

TOTAL GAMING			2,052,457

Healthcare - 5.1%
Acadia Healthcare Co., Inc. 5.625% 2/15/23		45,000	45,056
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		75,000	70,313
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	200,000	226,848
Community Health Systems, Inc. 6.875% 2/1/22		280,000	213,500
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		40,000	41,200
DaVita HealthCare Partners, Inc. 5% 5/1/25		95,000	91,675
Endo Finance LLC 5.375% 1/15/23 (b)(c)		20,000	17,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		200,000	174,000
6.5% 2/1/25 (b)(c)		295,000	248,538
FMC Finance VII SA 5.25% 2/15/21	EUR	250,000	324,776
HCA Holdings, Inc.:
5% 3/15/24		185,000	192,678
5.875% 3/15/22		274,000	301,400
5.875% 2/15/26		85,000	89,250
7.5% 2/15/22		180,000	204,840
HealthSouth Corp.:
5.75% 11/1/24		150,000	154,688
5.75% 9/15/25		15,000	15,525
IMS Health, Inc. 5% 10/15/26 (b)		200,000	206,750
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	158,100
5.5% 2/1/21		120,000	125,100
Team Health, Inc. 7.25% 12/15/23 (b)		70,000	79,188
Tenet Healthcare Corp.:
6.75% 6/15/23		140,000	128,625
8.125% 4/1/22		655,000	640,263
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		280,000	242,200
5.5% 3/1/23 (b)		115,000	90,275
5.625% 12/1/21 (b)		155,000	127,100
5.875% 5/15/23 (b)		520,000	409,500
6.125% 4/15/25 (b)		205,000	161,950
6.75% 8/15/21 (b)		40,000	34,600
7.25% 7/15/22 (b)		25,000	21,750
7.5% 7/15/21 (b)		313,000	278,570
Vizient, Inc. 10.375% 3/1/24 (b)		80,000	89,200

TOTAL HEALTHCARE			5,204,458

Homebuilders/Real Estate - 3.8%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		405,000	396,900
Beazer Homes U.S.A., Inc. 7.25% 2/1/23 (c)		140,000	140,700
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		5,000	5,075
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)		15,000	14,963
6.5% 12/15/20 (b)		115,000	118,450
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	211,500
Future Land Development Holding Ltd. 6.25% 11/12/17 (Reg. S)		200,000	203,494
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		150,000	166,500
KWG Property Holding Ltd. 8.25% 8/5/19 (Reg. S)		200,000	212,850
Lodha Developers International Ltd. 12% 3/13/20 (Reg. S)		200,000	200,000
Logan Property Holdings Co. Ltd. 11.25% 6/4/19 (Reg. S)		200,000	217,986
Marquee Land Pte. Ltd. 9.75% 8/5/19 (Reg. S)		200,000	215,760
Powerlong Real Estate Holding Ltd. 7.625% 11/26/18 (Reg. S)		200,000	211,080
Ryland Group, Inc. 5.375% 10/1/22		55,000	57,819
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		30,000	29,475
6.125% 4/1/25 (b)		30,000	29,550
Shimao Property Holdings Ltd. 8.125% 1/22/21 (Reg. S)		200,000	218,502
Shui On Development Holding Ltd. 8.7% 5/19/18 (Reg. S)		200,000	212,742
Theta Capital Pte Ltd. 7% 4/11/22 (Reg. S)		200,000	211,651
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	218,493
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	81,900
William Lyon Homes, Inc. 8.5% 11/15/20		215,000	225,213
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)		265,000	257,050

TOTAL HOMEBUILDERS/REAL ESTATE			3,857,653

Insurance - 0.4%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		100,000	101,750
Assicurazioni Generali SpA 10.125% 7/10/42 (c)	EUR	100,000	141,888
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		140,000	143,108

TOTAL INSURANCE			386,746

Leisure - 0.1%
24 Hour Holdings III LLC 8% 6/1/22 (b)		100,000	83,000
Metals/Mining - 2.4%
Abja Investment Co. Pte Ltd. 5.95% 7/31/24 (Reg. S)		200,000	201,344
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)		210,000	1,050
Anglo American Capital PLC 1.75% 4/3/18 (Reg. S)	EUR	100,000	111,149
ArcelorMittal SA:
3% 3/25/19 (Reg. S)	EUR	100,000	114,600
3.125% 1/14/22 (Reg. S)	EUR	100,000	112,416
Bluescope Steel Ltd./Bluescope Steel Finance:
6.5% 5/15/21 (b)		25,000	26,378
7.125% 5/1/18 (b)		18,000	18,360
Compania Minera Ares SAC 7.75% 1/23/21 (b)		200,000	215,750
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		400,000	404,500
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		40,000	43,700
MMC Finance Ltd. 6.625% 10/14/22 (Reg. S)		200,000	223,000
Novelis Corp. 5.875% 9/30/26 (b)		70,000	70,875
Peabody Energy Corp. 10% 3/15/22 (b)(d)		85,000	61,413
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		55,000	51,700
Southern Copper Corp. 7.5% 7/27/35		250,000	294,147
Teck Resources Ltd.:
8% 6/1/21 (b)		45,000	49,163
8.5% 6/1/24 (b)		120,000	138,900
Vale Overseas Ltd. 5.875% 6/10/21		100,000	106,625
Vedanta Resources PLC 8.25% 6/7/21 (Reg. S)		200,000	204,760
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)		155,000	0

TOTAL METALS/MINING			2,449,830

Paper - 0.3%
Lecta SA 6.5% 8/1/23 (Reg. S)	EUR	100,000	110,461
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	200,000	238,212

TOTAL PAPER			348,673

Publishing/Printing - 0.8%
Cenveo Corp. 6% 8/1/19 (b)		145,000	127,600
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		250,000	270,625
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		410,000	414,613

TOTAL PUBLISHING/PRINTING			812,838

Railroad - 0.1%
RZD Capital Ltd. 3.3744% 5/20/21 (Reg. S)	EUR	100,000	113,782
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.625% 1/15/22 (b)		70,000	72,275
Arcos Dorados Holdings, Inc. 6.625% 9/27/23 (Reg. S)		100,000	104,500
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		195,000	202,800
5.25% 6/1/26 (b)		100,000	104,250
Landry's Acquisition Co. 6.75% 10/15/24 (b)		55,000	56,100

TOTAL RESTAURANTS			539,925

Services - 3.5%
APX Group, Inc.:
6.375% 12/1/19		140,000	144,375
7.875% 12/1/22		370,000	389,429
8.75% 12/1/20		1,000,000	967,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 6.375% 4/1/24 (b)		155,000	155,775
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		95,000	82,888
Ephios Holdco II PLC 8.25% 7/1/23 (Reg. S)	EUR	100,000	118,294
Everi Payments, Inc. 10% 1/15/22		35,000	33,381
FTI Consulting, Inc. 6% 11/15/22		175,000	183,750
Garda World Security Corp.:
7.25% 11/15/21 (b)		200,000	191,000
7.25% 11/15/21 (b)		100,000	95,500
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	174,900
Laureate Education, Inc. 10% 9/1/19 (b)(c)		920,000	851,000
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		70,000	68,600
TMS International Corp. 7.625% 10/15/21 (b)		55,000	45,375
United Rentals North America, Inc.:
5.5% 7/15/25		60,000	60,750
5.5% 5/15/27 (e)		45,000	44,775

TOTAL SERVICES			3,607,292

Steel - 0.8%
EVRAZ Group SA 6.5% 4/22/20 (b)		200,000	205,498
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		200,000	201,750
Metinvest BV 10.25% 11/30/16 (b)		79,178	67,697
Steel Capital SA 5.9% 10/17/22 (Reg. S)		200,000	216,466
Thyssenkrupp AG 3.125% 10/25/19 (Reg. S)	EUR	80,000	92,979

TOTAL STEEL			784,390

Super Retail - 0.9%
InRetail Shopping Malls 6.5% 7/9/21 (b)		200,000	210,500
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	257,400
7.4% 4/1/37		85,000	77,775
L Brands, Inc. 6.875% 11/1/35		90,000	95,400
MPM Global Pte Ltd. 6.75% 9/19/19 (Reg. S)		100,000	104,442
Netflix, Inc. 4.375% 11/15/26 (b)		110,000	108,213
Sally Holdings LLC 5.625% 12/1/25		70,000	74,725

TOTAL SUPER RETAIL			928,455

Technology - 2.5%
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (b)		200,000	197,360
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	132,975
CDW LLC/CDW Finance Corp. 6% 8/15/22		155,000	164,300
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)		65,000	68,507
7.125% 6/15/24 (b)		65,000	71,205
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		25,000	25,813
Lucent Technologies, Inc. 6.45% 3/15/29		425,000	468,563
Micron Technology, Inc.:
5.25% 1/15/24 (b)		60,000	58,500
5.5% 2/1/25		85,000	83,326
Parametric Technology Corp. 6% 5/15/24		20,000	21,150
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		75,000	85,781
Sabre GLBL, Inc. 5.25% 11/15/23 (b)		85,000	87,231
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	124,350
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		320,000	357,702
STATS ChipPAC Ltd. 8.5% 11/24/20 (Reg. S)		200,000	207,260
Western Digital Corp. 10.5% 4/1/24 (b)		110,000	127,050
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		191,000	200,550
13.375% 10/15/19		15,000	16,050

TOTAL TECHNOLOGY			2,497,673

Telecommunications - 10.9%
Altice Financing SA:
6.625% 2/15/23 (b)		200,000	206,000
7.5% 5/15/26 (b)		200,000	206,000
Altice Finco SA:
7.625% 2/15/25 (b)		600,000	594,000
8.125% 1/15/24 (b)		200,000	205,000
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		200,000	212,500
8.625% 5/6/19 (Reg. S)		200,000	212,500
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	176,250
Cellnex Telecom Sau 2.375% 1/16/24 (Reg. S)	EUR	200,000	223,008
Digicel Group Ltd. 6% 4/15/21 (Reg. S)		200,000	178,940
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		130,000	130,975
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		245,000	249,288
Frontier Communications Corp.:
8.875% 9/15/20		40,000	42,500
10.5% 9/15/22		70,000	72,800
GCI, Inc. 6.875% 4/15/25		85,000	86,275
Globo Comunicacao e Participacoes SA:
4.875% 4/11/22 (Reg. S)		250,000	257,500
5.307% 5/11/22 (Reg. S) (f)		200,000	204,040
GTH Finance BV:
6.25% 4/26/20 (b)		200,000	208,824
7.25% 4/26/23 (b)		200,000	212,900
Intelsat Jackson Holdings SA:
5.5% 8/1/23		165,000	109,313
8% 2/15/24 (b)		260,000	261,300
Intelsat Luxembourg SA 8.125% 6/1/23		285,000	94,050
Millicom International Cellular SA 6.625% 10/15/21 (b)		200,000	209,260
MTS International Funding Ltd. 5% 5/30/23 (b)		350,000	361,830
Neptune Finco Corp.:
10.125% 1/15/23 (b)		350,000	394,625
10.875% 10/15/25 (b)		200,000	230,000
Play Topco SA 7.75% 2/28/20 (Reg. S) (c)	EUR	200,000	223,941
Sable International Finance Ltd. 6.875% 8/1/22 (b)		600,000	621,000
SFR Group SA 7.375% 5/1/26 (b)		255,000	257,550
Sprint Capital Corp.:
6.875% 11/15/28		205,000	188,600
6.9% 5/1/19		615,000	647,288
8.75% 3/15/32		115,000	116,725
Sprint Communications, Inc. 6% 11/15/22		40,000	37,275
Sprint Corp.:
7.125% 6/15/24		370,000	347,800
7.25% 9/15/21		10,000	10,238
7.875% 9/15/23		540,000	534,600
T-Mobile U.S.A., Inc.:
6% 4/15/24		120,000	127,650
6.25% 4/1/21		180,000	187,425
6.5% 1/15/26		120,000	131,544
6.625% 4/1/23		325,000	345,371
6.731% 4/28/22		205,000	214,225
6.836% 4/28/23		285,000	304,380
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		200,000	209,371
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	100,000	113,214
4.875% 9/25/20 (Reg. S)	EUR	100,000	123,829
5.25% 3/17/55	EUR	100,000	111,422
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		200,000	208,500
UPCB Finance IV Ltd. 4% 1/15/27 (Reg. S)	EUR	300,000	323,150
Wind Acquisition Finance SA 4% 7/15/20 (Reg S.)	EUR	350,000	389,976

TOTAL TELECOMMUNICATIONS			11,114,752

Textiles/Apparel - 0.2%
Novalis Sas 3% 4/30/22 (Reg. S)	EUR	200,000	223,974
Transportation Ex Air/Rail - 0.4%
eHi Car Service Co. Ltd. 7.5% 12/8/18 (Reg. S)		200,000	210,999
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		155,000	117,025
Teekay Corp. 8.5% 1/15/20		5,000	4,550
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		27,000	28,553
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)		155,000	29,450

TOTAL TRANSPORTATION EX AIR/RAIL			390,577

Utilities - 6.1%
Calpine Corp. 7.875% 1/15/23 (b)		170,000	178,288
Dynegy, Inc.:
6.75% 11/1/19		125,000	126,511
7.375% 11/1/22		105,000	101,259
7.625% 11/1/24		150,000	143,625
8% 1/15/25 (b)		40,000	38,600
Enel SpA 5% 1/15/75 (c)	EUR	300,000	351,143
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		31,737	40,306
12.25% 3/1/22 (b)(d)		650,609	837,660
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		60,000	57,300
7% 6/15/23		85,000	81,175
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	194,754
InterGen NV 7% 6/30/23 (b)		610,000	516,975
Listrindo Capital BV 4.95% 9/14/26 (b)		200,000	202,006
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		200,000	258,500
NRG Energy, Inc. 6.625% 3/15/23		310,000	309,225
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		330,992	355,816
Petrobras Global Finance BV 4.75% 1/14/25	EUR	400,000	419,615
Petrobras International Finance Co. Ltd. 5.375% 1/27/21		500,000	495,100
PPL Energy Supply LLC 6.5% 6/1/25		65,000	54,275
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		410,000	389,500
RWE AG 2.75% 4/21/75 (Reg. S) (c)	EUR	200,000	205,103
TXU Corp.:
5.55% 11/15/14 (d)		1,361,000	408,300
6.5% 11/15/24 (d)		475,000	142,500
6.55% 11/15/34 (d)		1,000,000	300,000

TOTAL UTILITIES			6,207,536

TOTAL NONCONVERTIBLE BONDS
(Cost $86,217,157)			84,741,189
		Shares	Value

Common Stocks - 1.5%
Automotive & Auto Parts - 0.3%
Chassix Holdings, Inc. (g)		3,510	110,249
General Motors Co.		5,768	182,269

TOTAL AUTOMOTIVE & AUTO PARTS			292,518

Broadcasting - 0.0%
Cumulus Media, Inc. Class A (g)		10,375	14,318
Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,500	198,875
Energy - 0.2%
Extraction Oil & Gas, Inc.		1,041	22,236
Ovation Acquisition I LLC (h)		60,306	1
Pacific Exploration and Production Corp. warrants		2,200	65,472
The Williams Companies, Inc.		1,900	55,480

TOTAL ENERGY			143,189

Healthcare - 0.3%
HCA Holdings, Inc. (g)		3,300	252,549
Legend Acquisition, Inc. (g)		2,128	29,792
Legend Acquisition, Inc.:
Class A warrants (g)		2,195	0
Class B warrants (g)		2,894	0

TOTAL HEALTHCARE			282,341

Hotels - 0.2%
Extended Stay America, Inc. unit		15,000	214,500
Metals/Mining - 0.0%
Warrior Met Coal LLC Class A (h)		81	20,912
Services - 0.2%
ARAMARK Holdings Corp.		2,800	104,244
United Rentals, Inc. (g)		1,300	98,358
WP Rocket Holdings, Inc. (g)(h)		356,213	21,373

TOTAL SERVICES			223,975

Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (g)		12,187	15,234
Utilities - 0.1%
NRG Yield, Inc. Class C		7,000	107,800
TOTAL COMMON STOCKS
(Cost $2,643,201)			1,513,662

Convertible Preferred Stocks - 0.6%
Healthcare - 0.5%
Allergan PLC 5.50%		400	307,600
Teva Pharmaceutical Industries Ltd. 7%		250	189,675

TOTAL HEALTHCARE			497,275

Utilities - 0.1%
Dynegy, Inc. 7.00% (g)		1,600	119,616
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $769,231)			616,891
		Principal Amount(a)	Value

Bank Loan Obligations - 2.5%
Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19		44,659	45,775
Energy - 0.6%
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		60,000	64,425
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (c)		85,000	90,791
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.7528% 5/16/21 (c)		255,000	243,686
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		34,450	34,821
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		157,186	111,434
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		48,375	13,605
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		60,000	33,338
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		27,907	27,942

TOTAL ENERGY			620,042

Food & Drug Retail - 0.0%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (c)		27,529	27,816
Gaming - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		113,509	114,077
Healthcare - 0.1%
U.S. Renal Care, Inc. Tranche 2LN, term loan 9% 12/31/23 (c)		110,000	105,050
Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (c)		55,000	55,046
Services - 0.6%
Ancestry.Com Operations, Inc.:
Tranche 2LN, term loan 9.25% 10/19/24 (c)		130,000	131,625
Tranche B 1LN, term loan 5.25% 10/19/23 (c)		230,000	230,359
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (c)		193,050	193,050

TOTAL SERVICES			555,034

Technology - 0.7%
Compuware Corp. term loan 9.25% 12/12/22 (c)		120,000	116,100
Kronos, Inc. term loan:
10/20/23 (i)		295,000	296,174
10/20/24 (i)		115,000	118,434
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		107,250	106,893
Tranche 2LN, term loan 8% 4/9/22 (c)		95,000	93,179

TOTAL TECHNOLOGY			730,780

Telecommunications - 0.2%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		245,000	234,002
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (c)		6,325	6,329

TOTAL TELECOMMUNICATIONS			240,331

TOTAL BANK LOAN OBLIGATIONS
(Cost $2,421,632)			2,493,951

Preferred Securities - 6.1%
Banks & Thrifts - 4.0%
Bank of East Asia Ltd. 8.5% (c)(j)		100,000	117,609
Barclays Bank PLC 7.625% 11/21/22		455,000	523,346
Barclays PLC 8% (c)(j)	EUR	200,000	227,032
Chong Hing Bank Ltd. 6.5% (c)(j)		200,000	212,161
Citigroup, Inc. 5.35% (c)(j)		680,000	687,456
Credit Agricole SA:
6.5%(Reg S.) (c)(j)	EUR	200,000	226,559
6.625% (b)(c)(j)		315,000	308,573
8.125% (b)(c)(j)		200,000	216,509
Intesa Sanpaolo SpA 8.047% (c)(j)	EUR	350,000	422,427
Royal Bank of Scotland Group PLC:
7.0916% (c)(j)	EUR	50,000	54,476
8% (c)(j)		450,000	430,665
8.625% (c)(j)		200,000	200,998
Standard Chartered PLC 7.5% (b)(c)(j)		200,000	204,459
Woori Bank 4.5% (Reg. S) (c)(j)		200,000	200,383

TOTAL BANKS & THRIFTS			4,032,653

Cable/Satellite TV - 0.1%
SES SA 4.625% (Reg. S) (c)(j)	EUR	100,000	114,791
Chemicals - 0.1%
Solvay SA 5.869%(Reg. S) (c)(j)	EUR	100,000	123,081
Consumer Products - 0.5%
Cosan Overseas Ltd. 8.25% (j)		500,000	507,990
Diversified Financial Services - 0.2%
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (c)(j)	EUR	150,000	172,462
Energy - 0.2%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (c)(j)	EUR	200,000	235,125
Homebuilders/Real Estate - 0.2%
Grand City Properties SA 3.75% (c)(j)	EUR	200,000	229,075
Insurance - 0.1%
Groupama SA 6.298% (c)(j)	EUR	100,000	107,936
Telecommunications - 0.7%
Koninklijke KPN NV 6.125% (Reg S.) (c)(j)	EUR	200,000	237,231
Telefonica Europe BV:
5% (Reg. S) (c)(j)	EUR	300,000	352,171
6.5% (Reg. S) (c)(j)	EUR	100,000	117,872

TOTAL TELECOMMUNICATIONS			707,274

TOTAL PREFERRED SECURITIES
(Cost $6,301,047)			6,230,387
		Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 0.41% (k)
(Cost $4,986,276)		4,985,648	4,987,144
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $103,338,544)			100,583,224
NET OTHER ASSETS (LIABILITIES) - 1.2%			1,266,689
NET ASSETS - 100%			$101,849,913

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,711,320 or 38.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Non-income producing

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,285 or 0.0% of net assets.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ovation Acquisition I LLC	12/23/15	$603
Warrior Met Coal LLC Class A	9/19/13 - 3/19/14	$154,316
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$184,731

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,063
Fidelity Securities Lending Cash Central Fund	3
Total	$10,066

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$625,580	$515,331	$--	$110,249
Consumer Staples	1	--	--	1
Energy	141,864	55,480	--	86,384
Financials	22,236	22,236	--	--
Health Care	779,616	560,149	189,675	29,792
Industrials	119,731	98,358	--	21,373
Materials	198,875	198,875	--	--
Telecommunication Services	15,234	15,234	--	--
Utilities	227,416	227,416	--	--
Corporate Bonds	84,741,189	--	84,672,413	68,776
Bank Loan Obligations	2,493,951	--	2,448,176	45,775
Preferred Securities	6,230,387	--	6,230,387	--
Money Market Funds	4,987,144	4,987,144	--	--
Total Investments in Securities:	$100,583,224	$6,680,223	$93,540,651	$362,350

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	51.6%
Luxembourg	8.3%
Netherlands	6.1%
Cayman Islands	4.0%
United Kingdom	3.4%
Canada	3.2%
Ireland	2.3%
France	2.2%
Argentina	2.2%
Mexico	2.1%
Italy	1.4%
Brazil	1.4%
Singapore	1.2%
British Virgin Islands	1.2%
Germany	1.2%
Others (Individually Less Than 1%)	8.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $98,352,268)	$95,596,080
Fidelity Central Funds (cost $4,986,276)	4,987,144
Total Investments (cost $103,338,544)		$100,583,224
Cash		331,306
Receivable for investments sold		183,873
Receivable for fund shares sold		108,842
Dividends receivable		12,115
Interest receivable		1,568,195
Distributions receivable from Fidelity Central Funds		1,757
Prepaid expenses		265
Receivable from investment adviser for expense reductions		11,663
Other receivables		6
Total assets		102,801,246
Liabilities
Payable for investments purchased
Regular delivery	$622,448
Delayed delivery	45,000
Payable for fund shares redeemed	86,205
Distributions payable	67,992
Accrued management fee	60,992
Distribution and service plan fees payable	5,068
Other affiliated payables	19,877
Other payables and accrued expenses	43,751
Total liabilities		951,333
Net Assets		$101,849,913
Net Assets consist of:
Paid in capital		$106,892,527
Undistributed net investment income		186,107
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,469,522)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,759,199)
Net Assets		$101,849,913
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,011,830 ÷ 859,576 shares)		$9.32
Maximum offering price per share (100/96.00 of $9.32)		$9.71
Class T:
Net Asset Value and redemption price per share ($1,898,327 ÷ 203,678 shares)		$9.32
Maximum offering price per share (100/96.00 of $9.32)		$9.71
Class C:
Net Asset Value and offering price per share ($3,745,860 ÷ 401,861 shares)(a)		$9.32
Global High Income:
Net Asset Value, offering price and redemption price per share ($85,970,028 ÷ 9,222,747 shares)		$9.32
Class I:
Net Asset Value, offering price and redemption price per share ($2,223,868 ÷ 238,575 shares)		$9.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2016 (Unaudited)
Investment Income
Dividends		$282,497
Interest		2,997,123
Income from Fidelity Central Funds		10,066
Total income		3,289,686
Expenses
Management fee	$363,543
Transfer agent fees	112,489
Distribution and service plan fees	28,034
Accounting and security lending fees	21,256
Custodian fees and expenses	11,609
Independent trustees' fees and expenses	219
Registration fees	24,201
Audit	39,942
Legal	(1,441)
Miscellaneous	698
Total expenses before reductions	600,550
Expense reductions	(56,138)	544,412
Net investment income (loss)		2,745,274
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	117,546
Fidelity Central Funds	(45)
Foreign currency transactions	8,230
Total net realized gain (loss)		125,731
Change in net unrealized appreciation (depreciation) on: Investment securities	2,305,505
Assets and liabilities in foreign currencies	(11,301)
Total change in net unrealized appreciation (depreciation)		2,294,204
Net gain (loss)		2,419,935
Net increase (decrease) in net assets resulting from operations		$5,165,209

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,745,274	$6,251,820
Net realized gain (loss)	125,731	(3,365,369)
Change in net unrealized appreciation (depreciation)	2,294,204	(4,945,526)
Net increase (decrease) in net assets resulting from operations	5,165,209	(2,059,075)
Distributions to shareholders from net investment income	(2,476,644)	(6,161,519)
Share transactions - net increase (decrease)	(7,083,374)	(20,379,577)
Redemption fees	23,330	37,133
Total increase (decrease) in net assets	(4,371,479)	(28,563,038)
Net Assets
Beginning of period	106,221,392	134,784,430
End of period	$101,849,913	$106,221,392
Other Information
Undistributed net investment income end of period	$186,107	$–
Distributions in excess of net investment income end of period	$–	$(82,523)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.238	.462	.476	.506	.526	.476
Net realized and unrealized gain (loss)	.224	(.541)	(.293)C	(.036)	.714	(.317)
Total from investment operations	.462	(.079)	.183	.470	1.240	.159
Distributions from net investment income	(.214)	(.454)	(.486)	(.483)	(.477)	(.423)
Distributions from net realized gain	–	–	(.310)	(.239)	(.046)	–
Total distributions	(.214)	(.454)	(.796)	(.722)	(.523)	(.423)
Redemption fees added to paid in capitalB	.002	.003	.003	.002	.003	.004
Net asset value, end of period	$9.32	$9.07	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	5.16%	(.65)%	1.97%C	4.86%	13.13%	1.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.32%I	1.38%	1.28%	1.23%	1.24%	1.38%I
Expenses net of fee waivers, if any	1.25%I	1.25%	1.25%	1.23%	1.24%	1.25%I
Expenses net of all reductions	1.25%I	1.25%	1.25%	1.23%	1.24%	1.25%I
Net investment income (loss)	5.12%I	5.11%	4.82%	5.03%	5.25%	5.15%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,012	$6,187	$7,036	$8,000	$6,419	$10,102
Portfolio turnover rateJ	46%I	41%	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.93%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class T

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.238	.462	.474	.504	.523	.477
Net realized and unrealized gain (loss)	.224	(.541)	(.291)C	(.036)	.712	(.318)
Total from investment operations	.462	(.079)	.183	.468	1.235	.159
Distributions from net investment income	(.214)	(.454)	(.486)	(.481)	(.472)	(.423)
Distributions from net realized gain	–	–	(.310)	(.239)	(.046)	–
Total distributions	(.214)	(.454)	(.796)	(.720)	(.518)	(.423)
Redemption fees added to paid in capitalB	.002	.003	.003	.002	.003	.004
Net asset value, end of period	$9.32	$9.07	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	5.16%	(.65)%	1.98%C	4.84%	13.08%	1.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.43%I	1.48%	1.40%	1.35%	1.25%	1.39%I
Expenses net of fee waivers, if any	1.25%I	1.25%	1.25%	1.25%	1.25%	1.25%I
Expenses net of all reductions	1.25%I	1.25%	1.25%	1.25%	1.25%	1.25%I
Net investment income (loss)	5.12%I	5.11%	4.82%	5.01%	5.24%	5.15%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,898	$1,436	$1,745	$1,595	$1,349	$9,362
Portfolio turnover rateJ	46%I	41%	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.94%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.204	.394	.401	.428	.448	.407
Net realized and unrealized gain (loss)	.223	(.540)	(.292)C	(.035)	.712	(.317)
Total from investment operations	.427	(.146)	.109	.393	1.160	.090
Distributions from net investment income	(.179)	(.387)	(.412)	(.406)	(.397)	(.354)
Distributions from net realized gain	–	–	(.310)	(.239)	(.046)	–
Total distributions	(.179)	(.387)	(.722)	(.645)	(.443)	(.354)
Redemption fees added to paid in capitalB	.002	.003	.003	.002	.003	.004
Net asset value, end of period	$9.32	$9.07	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	4.76%	(1.39)%	1.22%C	4.05%	12.23%	1.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.13%I	2.20%	2.12%	2.05%	2.01%	2.15%I
Expenses net of fee waivers, if any	2.00%I	2.00%	2.00%	2.00%	2.00%	2.00%I
Expenses net of all reductions	2.00%I	2.00%	2.00%	2.00%	2.00%	2.00%I
Net investment income (loss)	4.37%I	4.36%	4.07%	4.26%	4.49%	4.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,746	$3,437	$3,811	$3,720	$2,941	$9,878
Portfolio turnover rateJ	46%I	41%	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.18%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$9.60	$10.21	$10.47	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.250	.486	.508	.534	.555	.495
Net realized and unrealized gain (loss)	.224	(.542)	(.301)C	(.046)	.724	(.312)
Total from investment operations	.474	(.056)	.207	.488	1.279	.183
Distributions from net investment income	(.226)	(.477)	(.510)	(.511)	(.506)	(.447)
Distributions from net realized gain	–	–	(.310)	(.239)	(.046)	–
Total distributions	(.226)	(.477)	(.820)	(.750)	(.552)	(.447)
Redemption fees added to paid in capitalB	.002	.003	.003	.002	.003	.004
Net asset value, end of period	$9.32	$9.07	$9.60	$10.21	$10.47	$9.74
Total ReturnD,E	5.29%	(.40)%	2.23%C	5.05%	13.56%	2.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.20%	1.05%	.95%	.96%	1.07%H
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	.95%	.96%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	1.00%	.95%	.96%	1.00%H
Net investment income (loss)	5.37%H	5.35%	5.07%	5.30%	5.53%	5.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$85,970	$93,256	$119,712	$344,206	$345,210	$197,480
Portfolio turnover rateI	46%H	41%	44%	72%	55%	36%J

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.07	$9.60	$10.21	$10.47	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.250	.483	.501	.532	.549	.499
Net realized and unrealized gain (loss)	.224	(.539)	(.293)C	(.046)	.728	(.317)
Total from investment operations	.474	(.056)	.208	.486	1.277	.182
Distributions from net investment income	(.226)	(.477)	(.511)	(.509)	(.504)	(.446)
Distributions from net realized gain	–	–	(.310)	(.239)	(.046)	–
Total distributions	(.226)	(.477)	(.821)	(.748)	(.550)	(.446)
Redemption fees added to paid in capitalB	.002	.003	.003	.002	.003	.004
Net asset value, end of period	$9.32	$9.07	$9.60	$10.21	$10.47	$9.74
Total ReturnD,E	5.29%	(.40)%	2.23%C	5.03%	13.54%	2.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.10%	1.02%	.97%	.98%	1.13%H
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	.97%	.98%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	1.00%	.97%	.98%	1.00%H
Net investment income (loss)	5.37%H	5.35%	5.07%	5.28%	5.51%	5.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,224	$1,905	$2,481	$5,344	$6,049	$11,617
Portfolio turnover rateI	46%H	41%	44%	72%	55%	36%J

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global High Income Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,357,535
Gross unrealized depreciation	(6,633,070)
Net unrealized appreciation (depreciation) on securities	$(2,275,535)
Tax cost	$102,858,759

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,315,528)
Long-term	(1,276,696)
Total capital loss carryforward	$(2,592,224)

The Fund intends to elect to defer to its next fiscal year $428,007 of capital losses recognized during the period November 1, 2015 to April 30, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $22,481,428 and $27,444,954, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,737	$262
Class T	-%	.25%	1,890	–
Class C	.75%	.25%	17,407	4,142
			$28,034	$4,404

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$239
Class T	759
Class C(a)	263
$1,261

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,551.19
Class T	2,193.29
Class C	4,413.25
Global High Income	97,153.22
Class I	2,179.21
	$ 112,489

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $170 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$2,510
Class T	1.25%	1,357
Class C	2.00%	2,366
Global High Income	1.00%	48,656
Class I	1.00%	1,017
		$55,906

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $229.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2016	Year ended April 30, 2016
From net investment income
Class A	$161,562	$323,762
Class T	35,046	79,903
Class C	67,595	150,970
Global High Income	2,161,527	5,458,208
Class I	50,914	148,676
Total	$2,476,644	$6,161,519

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2016	Year ended April 30, 2016	Six months ended October 31, 2016	Year ended April 30, 2016
Class A
Shares sold	222,372	157,252	$2,062,554	$1,422,895
Reinvestment of distributions	16,306	32,992	151,056	297,671
Shares redeemed	(60,914)	(241,453)	(562,430)	(2,170,274)
Net increase (decrease)	177,764	(51,209)	$1,651,180	$(449,708)
Class T
Shares sold	66,942	37,827	$628,420	$339,624
Reinvestment of distributions	3,541	8,329	32,767	75,115
Shares redeemed	(25,099)	(69,705)	(233,442)	(627,856)
Net increase (decrease)	45,384	(23,549)	$427,745	$(213,117)
Class C
Shares sold	63,556	150,954	$591,532	$1,353,877
Reinvestment of distributions	6,255	14,343	57,866	129,529
Shares redeemed	(46,724)	(183,576)	(429,930)	(1,640,260)
Net increase (decrease)	23,087	(18,279)	$219,468	$(156,854)
Global High Income
Shares sold	1,469,275	3,468,417	$13,532,275	$31,565,075
Reinvestment of distributions	193,179	519,268	1,786,459	4,696,700
Shares redeemed	(2,716,424)	(6,182,571)	(24,963,427)	(55,426,381)
Net increase (decrease)	(1,053,970)	(2,194,886)	$(9,644,693)	$(19,164,606)
Class I
Shares sold	47,999	116,138	$439,650	$1,078,461
Reinvestment of distributions	2,461	5,400	22,783	48,617
Shares redeemed	(21,865)	(169,995)	(199,507)	(1,522,370)
Net increase (decrease)	28,595	(48,457)	$262,926	$(395,292)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Class A	1.25%
Actual		$1,000.00	$1,051.60	$6.46
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class T	1.25%
Actual		$1,000.00	$1,051.60	$6.46
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class C	2.00%
Actual		$1,000.00	$1,047.60	$10.32
Hypothetical-C		$1,000.00	$1,015.12	$10.16
Global High Income	1.00%
Actual		$1,000.00	$1,052.90	$5.17
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class I	1.00%
Actual		$1,000.00	$1,052.90	$5.17
Hypothetical-C		$1,000.00	$1,020.16	$5.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one- and three-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Global High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Global High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2015. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. All classes are above the median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although all classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Short Duration High Income Fund Semi-Annual Report October 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Dynegy, Inc.	2.8	1.7
Kindred Healthcare, Inc.	2.8	1.7
NXP BV/NXP Funding LLC	2.8	0.0
Wynn Macau Ltd.	2.6	2.4
Sprint Communications, Inc.	2.6	3.0
	13.6

Top Five Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	13.2	14.7
Energy	13.2	9.3
Healthcare	10.2	8.3
Technology	7.5	1.2
Utilities	7.2	6.6

Quality Diversification (% of fund's net assets)

As of October 31, 2016
U.S. Government and U.S. Government Agency Obligations	0.6%
AAA,AA,A	1.2%
BBB	5.4%
BB	33.0%
B	50.4%
CCC,CC,C	7.0%
Not Rated	1.3%
Equities	0.2%
Short-Term Investments and Net Other Assets	0.9%

As of April 30, 2016
AAA,AA,A	1.3%
BBB	4.4%
BB	36.9%
B	42.2%
CCC,CC,C	10.2%
Not Rated	0.6%
Equities	0.3%
Short-Term Investments and Net Other Assets	4.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2016*
Nonconvertible Bonds	84.4%
Convertible Bonds, Preferred Stocks	0.2%
U.S. Government and U.S. Government Agency Obligations	0.6%
Bank Loan Obligations	13.0%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 26.4%

As of April 30, 2016*
Nonconvertible Bonds	82.8%
Convertible Bonds, Preferred Stocks	0.3%
Bank Loan Obligations	11.9%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.1%

 * Foreign investments - 22.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.4%
	Principal Amount	Value
Aerospace - 0.5%
TransDigm, Inc. 6% 7/15/22	$415,000	$432,638
Air Transportation - 5.4%
Air Canada 7.75% 4/15/21 (a)	840,000	921,900
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	75,000	75,203
Allegiant Travel Co. 5.5% 7/15/19	725,000	753,094
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	490,000	493,063
5.5% 10/1/19 (a)	485,000	500,763
U.S. Airways Group, Inc. 6.125% 6/1/18	1,030,000	1,069,913
United Continental Holdings, Inc.:
6% 12/1/20	200,000	215,250
6.375% 6/1/18	500,000	525,625

TOTAL AIR TRANSPORTATION		4,554,811

Automotive - 0.2%
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	203,865
Automotive & Auto Parts - 1.6%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	560,000	514,853
General Motors Financial Co., Inc. 2.35% 10/4/19	100,000	99,894
IHO Verwaltungs GmbH 4.125% 9/15/21 pay-in-kind (a)(b)	600,000	614,250
ZF North America Capital, Inc. 4% 4/29/20 (a)	150,000	157,875

TOTAL AUTOMOTIVE & AUTO PARTS		1,386,872

Banks & Thrifts - 0.7%
Bank of America Corp. 2.625% 4/19/21	250,000	253,032
Goldman Sachs Group, Inc. 2.625% 4/25/21	100,000	101,221
JPMorgan Chase & Co. 2.55% 3/1/21	200,000	203,073

TOTAL BANKS & THRIFTS		557,326

Broadcasting - 0.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	445,000	438,325
9% 12/15/19	110,000	83,463

TOTAL BROADCASTING		521,788

Building Materials - 1.3%
CEMEX S.A.B. de CV 6.5% 12/10/19 (a)	920,000	982,100
Standard Industries, Inc. 5.125% 2/15/21 (a)	120,000	126,000

TOTAL BUILDING MATERIALS		1,108,100

Cable/Satellite TV - 2.6%
Altice SA 7.75% 5/15/22 (a)	1,000,000	1,044,375
CSC Holdings LLC 6.75% 11/15/21	885,000	931,463
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	204,441

TOTAL CABLE/SATELLITE TV		2,180,279

Chemicals - 0.8%
LSB Industries, Inc. 8.5% 8/1/19	193,000	179,490
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	510,000	520,200

TOTAL CHEMICALS		699,690

Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.8503% 12/15/19 (a)(b)	150,000	152,438
4.067% 5/15/21 (a)(b)	200,000	204,000
7% 11/15/20 (a)	167,647	172,676
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4.38% 7/15/21 (a)(b)	50,000	51,000

TOTAL CONTAINERS		580,114

Diversified Financial Services - 4.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	300,000	305,766
Discover Financial Services 6.45% 6/12/17	200,000	205,964
FLY Leasing Ltd.:
6.375% 10/15/21	200,000	204,500
6.75% 12/15/20	65,000	67,763
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	101,496
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,180,000	1,172,519
5.875% 2/1/22	85,000	80,856
6% 8/1/20	370,000	363,525
ILFC E-Capital Trust I 4% 12/21/65 (a)(b)	105,000	83,738
ILFC E-Capital Trust II 4.25% 12/21/65 (a)(b)	150,000	121,875
IntercontinentalExchange, Inc. 2.75% 12/1/20	250,000	257,480
Morgan Stanley 2.5% 4/21/21	250,000	251,805
Navient Corp. 5.875% 3/25/21	100,000	100,125
NiSource Finance Corp. 5.45% 9/15/20	102,000	113,812
SLM Corp. 5.5% 1/15/19	375,000	382,500
Springleaf Financial Corp. 7.75% 10/1/21	272,000	283,397

TOTAL DIVERSIFIED FINANCIAL SERVICES		4,097,121

Diversified Media - 1.2%
21st Century Fox America, Inc. 4.5% 2/15/21	200,000	220,472
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	800,000	816,000

TOTAL DIVERSIFIED MEDIA		1,036,472

Energy - 12.9%
Antero Resources Corp. 5.125% 12/1/22	300,000	302,250
Antero Resources Finance Corp. 5.375% 11/1/21	60,000	60,900
Chesapeake Energy Corp.:
4.875% 4/15/22	700,000	595,000
6.125% 2/15/21	45,000	41,175
Citgo Holding, Inc. 10.75% 2/15/20 (a)	115,000	117,415
Denbury Resources, Inc. 6.375% 8/15/21	250,000	206,875
Ensco PLC 4.7% 3/15/21	790,000	729,565
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	270,000	211,950
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	200,000	188,500
6.75% 1/15/22	100,000	93,750
Forbes Energy Services Ltd. 9% 6/15/19 (c)	345,000	86,250
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	29,700
Halcon Resources Corp. 8.625% 2/1/20 (a)	395,000	402,900
Noble Holding International Ltd. 4.625% 3/1/21	245,000	206,894
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	100,000	102,000
Petroleos Mexicanos 3.5% 7/18/18	250,000	254,063
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	100,000	101,190
Pride International, Inc. 6.875% 8/15/20	1,400,000	1,424,500
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	1,030,000	1,084,075
6.25% 3/15/22	300,000	328,500
SM Energy Co. 6.5% 11/15/21	700,000	710,500
Southwestern Energy Co. 7.5% 2/1/18	60,000	62,850
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	960,000	974,400
6.25% 4/15/21	80,000	82,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.125% 11/15/19	207,000	208,811
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	255,000	272,213
5.875% 10/1/20	210,000	216,038
6.125% 10/15/21	10,000	10,463
6.25% 10/15/22	365,000	386,900
Weatherford International Ltd.:
4.5% 4/15/22	70,000	63,000
7.75% 6/15/21	60,000	60,600
Western Gas Partners LP 2.6% 8/15/18	200,000	200,320
Whiting Petroleum Corp.:
5% 3/15/19	15,000	14,250
6.5% 10/1/18	125,000	123,125
WPX Energy, Inc.:
6% 1/15/22	250,000	249,375
7.5% 8/1/20	625,000	658,594

TOTAL ENERGY		10,860,891

Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	263,281	141,349
Food & Drug Retail - 0.6%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (a)	105,000	91,088
Perrigo Finance PLC 3.5% 12/15/21	200,000	206,524
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	200,000	176,000

TOTAL FOOD & DRUG RETAIL		473,612

Food/Beverage/Tobacco - 2.2%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	200,000	205,041
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	20,000	19,400
Darling International, Inc. 5.375% 1/15/22	10,000	10,425
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	205,388
JBS Investments GmbH 7.75% 10/28/20 (a)	900,000	938,250
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 7.25% 6/1/21 (a)	300,000	307,500
Vector Group Ltd. 7.75% 2/15/21	185,000	193,788

TOTAL FOOD/BEVERAGE/TOBACCO		1,879,792

Gaming - 2.9%
GLP Capital LP/GLP Financing II, Inc. 4.375% 4/15/21	60,000	63,150
MCE Finance Ltd. 5% 2/15/21 (a)	200,000	199,985
Wynn Macau Ltd. 5.25% 10/15/21 (a)	2,200,000	2,207,678

TOTAL GAMING		2,470,813

Healthcare - 9.4%
Community Health Systems, Inc.:
5.125% 8/15/18	41,000	40,641
6.875% 2/1/22	400,000	305,000
7.125% 7/15/20	250,000	201,875
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	200,000	205,004
Endo Finance LLC 5.75% 1/15/22 (a)	1,300,000	1,170,000
Forest Laboratories, Inc. 5% 12/15/21 (a)	200,000	223,289
HCA Holdings, Inc. 6.25% 2/15/21	600,000	647,250
Kindred Healthcare, Inc. 8% 1/15/20	2,340,000	2,363,386
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.875% 4/15/20 (a)	300,000	301,125
Mylan N.V. 3.15% 6/15/21 (a)	200,000	203,384
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	200,000	198,527
Tenet Healthcare Corp. 4.75% 6/1/20	200,000	204,500
Universal Health Services, Inc. 4.75% 8/1/22 (a)	65,000	66,755
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	790,000	683,350
5.625% 12/1/21 (a)	365,000	299,300
6.75% 8/15/18 (a)	540,000	527,040
VPI Escrow Corp. 6.375% 10/15/20 (a)	280,000	241,500

TOTAL HEALTHCARE		7,881,926

Homebuilders/Real Estate - 4.4%
Beazer Homes U.S.A., Inc. 8.75% 3/15/22 (a)	115,000	122,188
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	156,209
DDR Corp. 4.75% 4/15/18	150,000	155,318
Essex Portfolio LP 5.5% 3/15/17	250,000	253,676
Lennar Corp. 4.75% 4/1/21	115,000	121,829
Liberty Property LP 6.625% 10/1/17	150,000	156,923
M/I Homes, Inc. 6.75% 1/15/21	140,000	147,350
Mack-Cali Realty LP 2.5% 12/15/17	150,000	150,530
PulteGroup, Inc. 4.25% 3/1/21	485,000	509,250
Rialto Holdings LLC/Rialto Corp. 7% 12/1/18 (a)	85,000	86,063
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (a)	75,000	76,875
Ventas Realty LP/Ventas Capital Corp. 4.75% 6/1/21	200,000	220,664
William Lyon Homes, Inc. 5.75% 4/15/19	1,535,000	1,565,700

TOTAL HOMEBUILDERS/REAL ESTATE		3,722,575

Insurance - 0.4%
American International Group, Inc. 3.3% 3/1/21	200,000	209,210
ING U.S., Inc. 2.9% 2/15/18 (b)	153,000	155,521

TOTAL INSURANCE		364,731

Metals/Mining - 1.3%
Freeport-McMoRan, Inc.:
2.375% 3/15/18	200,000	197,500
3.55% 3/1/22	730,000	669,775
Lundin Mining Corp. 7.5% 11/1/20 (a)	20,000	21,250
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	200,000	202,000

TOTAL METALS/MINING		1,090,525

Publishing/Printing - 0.2%
R.R. Donnelley & Sons Co. 7.875% 3/15/21	120,000	129,000
Services - 3.2%
Air Lease Corp. 2.125% 1/15/20	200,000	199,718
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	300,000	257,250
APX Group, Inc.:
6.375% 12/1/19	1,875,000	1,933,594
8.75% 12/1/20	230,000	222,525
Garda World Security Corp. 7.25% 11/15/21 (a)	10,000	9,550
Hertz Corp. 6.75% 4/15/19	72,000	73,455

TOTAL SERVICES		2,696,092

Super Retail - 1.2%
JC Penney Corp., Inc.:
5.65% 6/1/20	729,000	721,710
8.125% 10/1/19	260,000	283,075

TOTAL SUPER RETAIL		1,004,785

Technology - 5.4%
Micron Technology, Inc. 5.875% 2/15/22	1,000,000	1,032,900
NCR Corp.:
4.625% 2/15/21	535,000	541,688
5% 7/15/22	100,000	101,562
5.875% 12/15/21	185,000	194,481
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	1,000,000	1,053,750
4.125% 6/1/21 (a)	400,000	427,000
4.625% 6/15/22 (a)	795,000	866,550
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (a)	75,000	51,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	285,000	299,250
13.375% 10/15/19	18,000	19,260

TOTAL TECHNOLOGY		4,588,191

Telecommunications - 12.8%
Altice Financing SA 6.5% 1/15/22 (a)	600,000	627,150
AT&T, Inc. 2.8% 2/17/21	200,000	202,764
Columbus International, Inc. 7.375% 3/30/21 (a)	1,400,000	1,498,000
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	500,000	503,750
MetroPCS Wireless, Inc. 6.625% 11/15/20	130,000	133,575
Sable International Finance Ltd. 6.875% 8/1/22 (a)	600,000	621,000
SFR Group SA 6% 5/15/22 (a)	1,000,000	1,025,320
Sprint Communications, Inc.:
6% 11/15/22	500,000	465,940
7% 3/1/20 (a)	1,480,000	1,609,500
9% 11/15/18 (a)	115,000	126,500
Sprint Corp. 7.25% 9/15/21	375,000	383,906
T-Mobile U.S.A., Inc.:
6.464% 4/28/19	1,275,000	1,295,719
6.542% 4/28/20	465,000	480,113
6.731% 4/28/22	90,000	94,050
Verizon Communications, Inc. 3.65% 9/14/18	250,000	259,366
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	1,070,000	1,075,350
7.375% 4/23/21 (a)	400,000	411,000

TOTAL TELECOMMUNICATIONS		10,813,003

Transportation Ex Air/Rail - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	540,000	407,700
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	10,000	7,900

TOTAL TRANSPORTATION EX AIR/RAIL		415,600

Utilities - 6.3%
Calpine Corp. 6% 1/15/22 (a)	300,000	313,593
DCP Midstream Operating LP 2.5% 12/1/17	100,000	99,250
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	258,000	269,288
DPL, Inc. 6.75% 10/1/19	855,000	887,063
Dynegy, Inc.:
6.75% 11/1/19	1,515,000	1,533,316
7.375% 11/1/22	900,000	867,938
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	135,000	128,925
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	865,000	821,750
The AES Corp.:
3.8421% 6/1/19 (b)	28,000	27,965
4.875% 5/15/23	5,000	4,961
7.375% 7/1/21	280,000	315,700

TOTAL UTILITIES		5,269,749

TOTAL NONCONVERTIBLE BONDS
(Cost $70,541,668)		71,161,710

U.S. Treasury Obligations - 0.6%
U.S. Treasury Notes:
1.125% 9/30/21	$110,000	$108,977
1.25% 10/31/21	393,000	391,849
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $501,167)		500,826
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Southwestern Energy Co. (d)
(Cost $4,905)	373	3,875

Convertible Preferred Stocks - 0.2%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25%
(Cost $111,697)	6,300	157,941
	Principal Amount	Value

Bank Loan Obligations - 13.0%
Aerospace - 0.7%
TransDigm, Inc.:
Tranche D, term loan 3.8316% 6/4/21 (b)	191,104	190,674
Tranche F, term loan 3.75% 6/9/23 (b)	435,000	433,099

TOTAL AEROSPACE		623,773

Air Transportation - 0.6%
Air Canada Tranche B, term loan 3.6143% 10/6/23 (b)	180,000	180,225
American Airlines, Inc. Tranche B, term loan 3.25% 10/10/21 (b)	349,781	349,830

TOTAL AIR TRANSPORTATION		530,055

Broadcasting - 0.6%
Clear Channel Communications, Inc. Tranche D, term loan 7.2843% 1/30/19 (b)	275,000	207,749
Nielsen Finance LLC Tranche B 3LN, term loan 3.0311% 10/4/23 (b)	165,000	165,645
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	98,683	98,837

TOTAL BROADCASTING		472,231

Building Materials - 1.2%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 9/23/23 (b)	215,000	215,806
GYP Holdings III Corp. Tranche B, term loan 4.5% 4/1/21 (b)	281,258	280,906
HD Supply, Inc. Tranche B, term loan 3.63% 10/17/23 (b)	280,000	280,176
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	232,650	232,480

TOTAL BUILDING MATERIALS		1,009,368

Cable/Satellite TV - 0.9%
Numericable LLC:
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	287,825	287,825
Tranche B, term loan 5.1373% 1/15/24 (b)	34,825	35,112
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (b)	225,000	224,386
Ziggo Secured Finance Partnership Tranche D, term loan 3.5346% 8/31/24 (b)	180,000	179,919

TOTAL CABLE/SATELLITE TV		727,242

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	140,204	140,519
Chemicals - 0.0%
MacDermid, Inc. term loan 5% 6/7/23 (b)	40,000	40,300
Containers - 1.0%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/21 (b)	237,093	239,242
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (b)	310,000	310,691
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	277,368	276,674

TOTAL CONTAINERS		826,607

Diversified Financial Services - 0.1%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	100,000	90,750
Tranche B 1LN, term loan 4.9847% 9/11/21 (b)	24,625	24,215

TOTAL DIVERSIFIED FINANCIAL SERVICES		114,965

Energy - 0.1%
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	93,563	87,950
Food & Drug Retail - 0.0%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (b)	38,095	38,492
Food/Beverage/Tobacco - 0.1%
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (b)	105,000	106,116
Gaming - 0.3%
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	235,800	236,684
Healthcare - 0.8%
Horizon Pharmaceuticals, Inc. term loan 5/7/21 (e)	20,000	20,025
InVentiv Health, Inc. Tranche B, term loan 9/29/23 (e)	280,000	279,849
Valeant Pharmaceuticals International, Inc. Tranche BD 2LN, term loan 5% 2/13/19 (b)	397,619	396,343

TOTAL HEALTHCARE		696,217

Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	44,359	43,305
Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (b)	200,000	182,812
Publishing/Printing - 0.6%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	44,888	44,766
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	456,766	445,918

TOTAL PUBLISHING/PRINTING		490,684

Services - 1.4%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	258,687	248,598
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	68,075	67,127
Garda World Security Corp.:
term loan 4% 11/8/20 (b)	417,228	411,837
Tranche DD, term loan 4.0039% 11/8/20 (b)	98,033	96,767
Laureate Education, Inc. Tranche B, term loan 8.8679% 3/17/21 (b)	219,579	217,657
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	167,994	164,634

TOTAL SERVICES		1,206,620

Super Retail - 0.7%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	173,750	174,749
PetSmart, Inc. term loan 4% 3/11/22 (b)	380,081	380,826

TOTAL SUPER RETAIL		555,575

Technology - 2.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	100,000	98,000
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22(b)	143,546	141,797
Kronos, Inc. term loan:
10/20/23 (e)	395,000	396,572
10/20/24 (e)	100,000	102,986
ON Semiconductor Corp. term loan 3.7772% 3/31/23 (b)	215,000	216,183
Quest Software U.S. Holdings, Inc. Tranche B, term loan 9/27/22 (e)	130,000	129,903
Rackspace Hosting, Inc. term loan 10/26/23 (e)	55,000	55,292
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	182,675	183,132
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	450,000	453,096

TOTAL TECHNOLOGY		1,776,961

Telecommunications - 0.4%
LTS Buyer LLC Tranche B 1LN, term loan 4.0877% 4/11/20 (b)	24,681	24,706
Polycom, Inc. Tranche B, term loan 7.5% 9/27/23 (b)	285,000	277,519

TOTAL TELECOMMUNICATIONS		302,225

Utilities - 0.9%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.09% 5/3/20 (b)	259,977	258,027
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	168,725	169,449
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	304,201	296,976

TOTAL UTILITIES		724,452

TOTAL BANK LOAN OBLIGATIONS
(Cost $10,901,489)		10,933,153

Bank Notes - 0.3%
Regions Bank 7.5% 5/15/18
(Cost $268,152)	250,000	270,910

Preferred Securities - 0.6%
Banks & Thrifts - 0.6%
Citigroup, Inc.:
5.95% (b)(f)	$100,000	$104,999
5.95% (b)(f)	10,000	10,382
Royal Bank of Scotland Group PLC 7.5% (b)(f)	400,000	369,637

TOTAL BANKS & THRIFTS		485,018

Diversified Financial Services - 0.0%
American Express Co. 4.9% (b)(f)	20,000	19,757
TOTAL PREFERRED SECURITIES
(Cost $513,354)		504,775
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.41% (g)
(Cost $3,616,660)	3,616,496	3,617,581
TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $86,459,092)		87,150,771
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(2,868,187)
NET ASSETS - 100%		$84,282,584

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,399,236 or 33.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Non-income producing

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,678
Total	$9,678

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$161,816	$161,816	$--	$--
Corporate Bonds	71,161,710	--	71,161,710	--
U.S. Government and Government Agency Obligations	500,826	--	500,826	--
Bank Loan Obligations	10,933,153	--	10,933,153	--
Bank Notes	270,910	--	270,910	--
Preferred Securities	504,775	--	504,775	--
Money Market Funds	3,617,581	3,617,581	--	--
Total Investments in Securities:	$87,150,771	$3,779,397	$83,371,374	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.6%
Luxembourg	4.1%
Canada	3.8%
Cayman Islands	3.7%
Netherlands	3.2%
Barbados	1.8%
United Kingdom	1.7%
Ireland	1.6%
Mexico	1.5%
Germany	1.2%
France	1.2%
Austria	1.1%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $82,842,432)	$83,533,190
Fidelity Central Funds (cost $3,616,660)	3,617,581
Total Investments (cost $86,459,092)		$87,150,771
Cash		754,861
Receivable for investments sold		881,673
Receivable for fund shares sold		151,834
Interest receivable		1,068,967
Distributions receivable from Fidelity Central Funds		2,078
Prepaid expenses		160
Receivable from investment adviser for expense reductions		39,500
Other receivables		43
Total assets		90,049,887
Liabilities
Payable for investments purchased	$4,864,765
Payable for fund shares redeemed	759,480
Distributions payable	49,797
Accrued management fee	37,407
Distribution and service plan fees payable	5,955
Other affiliated payables	9,618
Other payables and accrued expenses	40,281
Total liabilities		5,767,303
Net Assets		$84,282,584
Net Assets consist of:
Paid in capital		$88,985,779
Undistributed net investment income		241,033
Accumulated undistributed net realized gain (loss) on investments		(5,635,907)
Net unrealized appreciation (depreciation) on investments		691,679
Net Assets		$84,282,584
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,563,611 ÷ 910,890 shares)		$9.40
Maximum offering price per share (100/96.00 of $9.40)		$9.79
Class T:
Net Asset Value and redemption price per share ($2,625,029 ÷ 279,250 shares)		$9.40
Maximum offering price per share (100/96.00 of $9.40)		$9.79
Class C:
Net Asset Value and offering price per share ($4,457,062 ÷ 474,054 shares)(a)		$9.40
Short Duration High Income:
Net Asset Value, offering price and redemption price per share ($61,751,476 ÷ 6,568,278 shares)		$9.40
Class I:
Net Asset Value, offering price and redemption price per share ($6,885,406 ÷ 732,363 shares)		$9.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2016 (Unaudited)
Investment Income
Dividends		$33,508
Interest		1,794,123
Income from Fidelity Central Funds		9,678
Total income		1,837,309
Expenses
Management fee	$185,368
Transfer agent fees	39,584
Distribution and service plan fees	32,670
Accounting fees and expenses	13,742
Custodian fees and expenses	7,062
Independent trustees' fees and expenses	135
Registration fees	64,064
Audit	36,878
Legal	1,002
Miscellaneous	270
Total expenses before reductions	380,775
Expense reductions	(80,888)	299,887
Net investment income (loss)		1,537,422
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(305,442)
Fidelity Central Funds	1,305
Total net realized gain (loss)		(304,137)
Change in net unrealized appreciation (depreciation) on investment securities		1,779,612
Net gain (loss)		1,475,475
Net increase (decrease) in net assets resulting from operations		$3,012,897

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,537,422	$2,971,015
Net realized gain (loss)	(304,137)	(3,941,175)
Change in net unrealized appreciation (depreciation)	1,779,612	(845,412)
Net increase (decrease) in net assets resulting from operations	3,012,897	(1,815,572)
Distributions to shareholders from net investment income	(1,381,635)	(2,846,056)
Distributions to shareholders from net realized gain	–	(12,975)
Total distributions	(1,381,635)	(2,859,031)
Share transactions - net increase (decrease)	19,179,854	6,284,384
Redemption fees	8,696	19,692
Total increase (decrease) in net assets	20,819,812	1,629,473
Net Assets
Beginning of period	63,462,772	61,833,299
End of period	$84,282,584	$63,462,772
Other Information
Undistributed net investment income end of period	$241,033	$85,246

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.14	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.208	.429	.358	.132
Net realized and unrealized gain (loss)	.238	(.737)	(.246)	.091
Total from investment operations	.446	(.308)	.112	.223
Distributions from net investment income	(.187)	(.413)	(.358)	(.124)
Distributions from net realized gain	–	(.002)	–	–
Total distributions	(.187)	(.415)	(.358)	(.124)
Redemption fees added to paid in capitalB	.001	.003	.006	.001
Net asset value, end of period	$9.40	$9.14	$9.86	$10.10
Total ReturnC,D,E	4.93%	(3.06)%	1.22%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.30%H	1.24%	1.29%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%H
Net investment income (loss)	4.46%H	4.65%	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,564	$6,823	$4,398	$3,043
Portfolio turnover rateI	70%H	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class T

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.14	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.209	.433	.360	.132
Net realized and unrealized gain (loss)	.237	(.741)	(.247)	.091
Total from investment operations	.446	(.308)	.113	.223
Distributions from net investment income	(.187)	(.413)	(.359)	(.124)
Distributions from net realized gain	–	(.002)	–	–
Total distributions	(.187)	(.415)	(.359)	(.124)
Redemption fees added to paid in capitalB	.001	.003	.006	.001
Net asset value, end of period	$9.40	$9.14	$9.86	$10.10
Total ReturnC,D,E	4.93%	(3.06)%	1.23%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.30%H	1.25%	1.31%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%	1.05%H
Net investment income (loss)	4.46%H	4.65%	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,625	$2,426	$2,930	$2,946
Portfolio turnover rateI	70%H	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.173	.360	.285	.096
Net realized and unrealized gain (loss)	.228	(.728)	(.247)	.090
Total from investment operations	.401	(.368)	.038	.186
Distributions from net investment income	(.152)	(.343)	(.284)	(.087)
Distributions from net realized gain	–	(.002)	–	–
Total distributions	(.152)	(.345)	(.284)	(.087)
Redemption fees added to paid in capitalB	.001	.003	.006	.001
Net asset value, end of period	$9.40	$9.15	$9.86	$10.10
Total ReturnC,D,E	4.43%	(3.68)%	.47%	1.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.07%H	2.00%	2.08%	2.37%H
Expenses net of fee waivers, if any	1.80%H	1.80%	1.80%	1.80%H
Expenses net of all reductions	1.80%H	1.80%	1.80%	1.80%H
Net investment income (loss)	3.71%H	3.90%	2.88%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,457	$3,827	$3,465	$3,114
Portfolio turnover rateI	70%H	56%	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.220	.455	.385	.142
Net realized and unrealized gain (loss)	.228	(.730)	(.248)	.093
Total from investment operations	.448	(.275)	.137	.235
Distributions from net investment income	(.199)	(.436)	(.383)	(.136)
Distributions from net realized gain	–	(.002)	–	–
Total distributions	(.199)	(.438)	(.383)	(.136)
Redemption fees added to paid in capitalB	.001	.003	.006	.001
Net asset value, end of period	$9.40	$9.15	$9.86	$10.10
Total ReturnC,D	4.95%	(2.71)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	.96%	1.00%	1.24%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%	.80%G
Net investment income (loss)	4.71%G	4.90%	3.88%	2.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$61,751	$47,531	$45,109	$54,547
Portfolio turnover rateH	70%G	56%	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.15	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.219	.460	.383	.143
Net realized and unrealized gain (loss)	.229	(.735)	(.246)	.091
Total from investment operations	.448	(.275)	.137	.234
Distributions from net investment income	(.199)	(.436)	(.383)	(.135)
Distributions from net realized gain	–	(.002)	–	–
Total distributions	(.199)	(.438)	(.383)	(.135)
Redemption fees added to paid in capitalB	.001	.003	.006	.001
Net asset value, end of period	$9.40	$9.15	$9.86	$10.10
Total ReturnC,D	4.95%	(2.71)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.09%G	.99%	1.04%	1.34%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%	.80%G
Net investment income (loss)	4.71%G	4.90%	3.88%	2.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,885	$2,856	$5,932	$4,419
Portfolio turnover rateH	70%G	56%	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short Duration High Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,853,859
Gross unrealized depreciation	(1,031,076)
Net unrealized appreciation (depreciation) on securities	$822,783
Tax cost	$86,327,988

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,407,494)
Long-term	(1,862,687)
Total capital loss carryforward	$(5,270,181)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $40,809,263 and $20,102,574, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$9,403	$9,403
Class T	-%	.25%	3,181	3,181
Class C	.75%	.25%	20,086	20,086
			$32,670	$32,670

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,757
Class T	752
Class C(a)	88
$2,597

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$5,061.13
Class T	1,665.13
Class C	3,191.16
Short Duration High Income	26,854.11
Class I	2,813.14
	$39,584

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $105 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$9,584
Class T	1.05%	3,167
Class C	1.80%	5,480
Short Duration High Income	.80%	56,905
Class I	.80%	5,614
		$80,750

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $122.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2016	Year ended April 30, 2016
From net investment income
Class A	$151,151	$261,851
Class T	51,102	113,395
Class C	66,051	153,106
Short Duration High Income	1,030,771	2,143,928
Class I	82,560	173,776
Total	$1,381,635	$2,846,056
From net realized gain
Class A	$–	$1,377
Class T	–	600
Class C	–	875
Short Duration High Income	–	9,541
Class I	–	582
Total	$–	$12,975

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2016	Year ended April 30, 2016	Six months ended October 31, 2016	Year ended April 30, 2016
Class A
Shares sold	318,479	648,174	$2,974,931	$6,098,106
Reinvestment of distributions	13,585	25,250	126,487	232,560
Shares redeemed	(167,328)	(373,249)	(1,559,646)	(3,497,952)
Net increase (decrease)	164,736	300,175	$1,541,772	$2,832,714
Class T
Shares sold	99,790	132,992	$931,126	$1,223,867
Reinvestment of distributions	5,081	11,962	47,279	110,701
Shares redeemed	(90,904)	(176,831)	(846,073)	(1,640,461)
Net increase (decrease)	13,967	(31,877)	$132,332	$(305,893)
Class C
Shares sold	153,637	526,097	$1,428,312	$4,814,727
Reinvestment of distributions	6,647	15,870	61,829	145,912
Shares redeemed	(104,720)	(474,823)	(968,323)	(4,353,191)
Net increase (decrease)	55,564	67,144	$521,818	$607,448
Short Duration High Income
Shares sold	2,728,640	3,424,433	$25,497,838	$32,122,226
Reinvestment of distributions	92,721	204,798	863,203	1,895,696
Shares redeemed	(1,450,400)	(3,006,493)	(13,329,375)	(28,043,458)
Net increase (decrease)	1,370,961	622,738	$13,031,666	$5,974,464
Class I
Shares sold	484,318	222,094	$4,544,911	$1,996,917
Reinvestment of distributions	5,897	16,585	54,888	154,263
Shares redeemed	(70,100)	(528,003)	(647,533)	(4,975,529)
Net increase (decrease)	420,115	(289,324)	$3,952,266	$(2,824,349)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Class A	1.05%
Actual		$1,000.00	$1,049.30	$5.42
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class T	1.05%
Actual		$1,000.00	$1,049.30	$5.42
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class C	1.80%
Actual		$1,000.00	$1,044.30	$9.27
Hypothetical-C		$1,000.00	$1,016.13	$9.15
Short Duration High Income	.80%
Actual		$1,000.00	$1,049.50	$4.13
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class I	.80%
Actual		$1,000.00	$1,049.50	$4.13
Hypothetical-C		$1,000.00	$1,021.17	$4.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Short Duration High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Short Duration High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of the retail class ranked below the competitive median for 2015, the total expense ratio of each of Class A and Class T ranked equal to the competitive median for 2015, and the total expense ratio of each of Class C and Class I ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, although Class I is categorized by Broadridge as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, Class I would not be above the competitive median for 2015. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Class I, and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.05%, 1.05%, 1.80%, 0.80%, and 0.80% through June 30, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SDH-SANN-1216
1.969437.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 23, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 23, 2016